Registration Nos.:  2-15184
                                                     811-881

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |  X  |

Pre-Effective Amendment No.                                              |     |

Post-Effective Amendment No. 107                                         |  X  |

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          |  X  |

Amendment No. 48                                                         |  X  |

                               COLONIAL TRUST III
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02lll
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address
of Agent for Service                            Copy to
--------------------                            -------------------
Nancy L. Conlin, Esq.                           John M. Loder, Esq.
Colonial Management                             Ropes & Gray
 Associates, Inc.                               One International Place
One Financial Center                            Boston, Massachusetts 02110-2624
Boston, Massachusetts  02111

It is proposed that the filing will become effective (check appropriate box):

[       ]  immediately upon filing pursuant to paragraph (b)

[       ]  on (date)pursuant to paragraph (b)

[   X   ]  60 days after filing pursuant to paragraph (a)(1)

[       ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[       ]  75 days after filing pursuant to paragraph (a)(2)

[       ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[       ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          MASTER/FEEDER REPRESENTATION

This Registration Statement includes the Prospectus and Statement of Additional Information for the Colonial Global Utilities Fund, which uses a master fund/feeder fund structure. In accordance with SEC requirements, the master fund has executed this Registration Statement.

                               COLONIAL TRUST III

                  Cross Reference Sheet Pursuant to Rule 481(a)
              (Crabbe Huson Oregon Tax-Free Fund, Classes A, B, C)

Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

CRABBE HUSON OREGON TAX-FREE FUND  Prospectus, March 1, 1999


Advised by Crabbe Huson Group, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
------------------------------------------
--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND
-----------------------------------------
Investment Goal..........................

Primary Investment Strategies............

Primary Investment Risks.................

Performance History......................

Expenses.................................

YOUR ACCOUNT
-----------------------------------------
How to Buy Shares........................

Sales Charges............................

How to Exhange Shares....................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account.....

MANAGING THE FUND
-----------------------------------------
Investment Advisor.......................

Portfolio Managers.......................

Year 2000 Compliance.....................

FINANCIAL HIGHLIGHTS
-----------------------------------------

The Fund  Crabbe Huson Oregon Tax-Free Fund


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital. Approval by the Fund's shareholders is not required to modify or change the Fund's goal.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal bonds, the interest on which is exempt from federal and Oregon income taxes. In addition, at least 65% of its total assets will be invested in municipal bonds issued by the State of Oregon (including its subdivisions, agencies, authorities and instrumentalities). Bonds that are subject to the federal alternative minimum tax do not meet the 80% or 65% tests.

In selecting municipal bonds for the Fund, the advisor primarily invests in "investment grade" securities rated in the four highest grades by Moody's or Standard & Poor's or unrated securities that the advisor believes to be comparable in quality to investment grade securities.


PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund's investments in Oregon municipal bonds carry special risks. Because the Fund invests primarily in these bonds, the value of the Fund's shares will be affected by any economic, political or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations. In particular, certain Oregon municipal bonds rely on property taxes as a source of revenue for the payment of principal and interest. Constitutional and statutory limits on the collection of property taxes could adversely affect the revenues of certain issuers of Oregon municipal bonds.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                             ---

THE FUND  Crabbe Huson Oregon Tax-Free Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to       .
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns (Class A)

[To be provided]

--------------------------------------------------------------------------------

Best quarter: %
Worst quarter: %


Average Annual Total Returns -- for periods ending December 31, 1997

                                                            Since
                                                          Inception
                                                          (April 1,
                                        1 Year              1994)
 Class A at POP (%)
------------------------------------------------------------------------
 Class B with CDSC(1) (%)
------------------------------------------------------------------------
 Class C with CDSC(1) (%)
------------------------------------------------------------------------
 _____ Index (%)
------------------------------------------------------------------------
 Lipper Average (%)

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUND  Crabbe Huson Oregon Tax-Free Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)     5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee(4) (%)                                  1.05        1.05        1.05
---------------------------------------------------------------------------------------
Distribution and service (12 b-1) fees (%)             0.25        1.00        1.00
---------------------------------------------------------------------------------------
Other expenses(4) (%)                                  _.__        _.__        _.__
---------------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)            _.__        _.__        _.__

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                  $_,___      $_,___      $_,___      $_,___
---------------------------------------------------------------------------------------
Class B: did not sell your shares        $_,___      $_,___      $_,___      $_,___

         sold all your shares at
         the end of the period           $_,___      $_,___      $_,___      $_,___
---------------------------------------------------------------------------------------
Class C: did not sell your shares        $_,___      $_,___      $_,___      $_,___

         sold all your shares at
         the end of the period           $_,___      $_,___      $_,___      $_,___

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%.


                                                                             ---

Your Account


[begin sidebar text]
INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25

[end sidebar text]


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are various ways you can purchase shares:

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
--------------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account


[begin sidebar text]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
[end sidebar text]


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

Crabbe Huson Real Estate Investment Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                  4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar text]

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

Purchases Over $1 Million

Amount Purchased                                           Commission %
First $3 million                                               1.00
---------------------------------------------------------------------------------------
Next $2 million                                                0.50
---------------------------------------------------------------------------------------
Over $5 million                                                0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.


                                                                             ---

Your Account


Crabbe Huson Oregon Tax-Free Fund

                                                         % deducted when
Holding period after purchase                            shares are sold
Through first year                                             5.00
--------------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------------
Longer than six years                                          0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

Crabbe Huson Oregon Tax-Free Fund

Years after purchase                              % deducted when shares are sold
Through first year                                             1.00
---------------------------------------------------------------------------------------
Longer than one year                                           0.00


                                                                             ---

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                             ---

Your Account


Outlined below are the various options for selling shares:

Method               Instructions
Through your         Call your financial advisor to place your sell order. To
financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                     New York Stock Exchange (NYSE), usually 4:00 p.m.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing
                     fund into the same share class of another fund at no
                     additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below.
                     In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.

                     Mail your  LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                     Boston, MA 02105-1722
--------------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.


                                                                             ---

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar text]


Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---

Managing the Fund


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc., located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.__% of average net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
John E. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial anaylst for Salomon Brothers from July, 1994 to June, 1996.


                                                                             ---

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                             ---

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Crabbe Huson Real Estate Investment Fund

                                                         Years Ended October 31                            Period Ended October 31
                                      1998              1997               1996               1995                  1994

                                     Class A           Class A            Class A            Class A               Class A
  Net asset value --
  Beginning of period
------------------------------------------------------------------------------------------------------------------------------------

  Income from Investment
  Operations

  Net investment income(a)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment
  Operations
------------------------------------------------------------------------------------------------------------------------------------

  Less Distributions Declared
  to Shareholders

  From net investment income
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions
  Declared to Shareholders
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value --
  End of period
------------------------------------------------------------------------------------------------------------------------------------
  Total return (c)(d)
------------------------------------------------------------------------------------------------------------------------------------

  Ratios to Average Net Assets

  Expenses
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income
------------------------------------------------------------------------------------------------------------------------------------
  Fees and expenses waived or
  borne by the Advisor
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period
  (000)
------------------------------------------------------------------------------------------------------------------------------------
  (a) Net of fees and expenses
  waived or borne by the
  Advisor which amounted to:
------------------------------------------------------------------------------------------------------------------------------------

(b) Class C shares were initially offered on January 4, 1995. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g) Annualized.


                                                                             ---

Notes


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                                                                             ---
                                                                              16

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Oregon Tax-Free Fund

[Statue of Liberty Head]
LIBERTY
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (c) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at wwww.libertyfunds.com

XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III

                  Cross Reference Sheet Pursuant to Rule 481(a)

                 (Crabbe Huson Contrarian Income Fund, Class I)
                     (Crabbe Huson Small Cap Fund, Class I)
             (Crabbe Huson Managed Income and Equity Fund, Class I)
                       (Crabbe Huson Equity Fund, Class I)


Item Number of Form N-1A           Prospectus Location or Caption

Part A

1.                                 Front Cover Page; Back Cover Page

2.                                 The Funds; Other Investment Strategies
                                   and Risks

3.                                 The Fund

4.                                 The Funds

5.                                 Not Applicable

6.                                 Front Cover; Managing the Funds; Your Account

7.                                 Your Account

8.                                 The Funds; Your Account

9.                                 Financial Highlights

CRABBE HUSON FUNDS  Prospectus, March 1, 1999

o CRABBE HUSON SMALL CAP FUND CLASS I SHARES

o CRABBE HUSON EQUITY FUND CLASS I SHARES

o CRABBE HUSON MANAGED INCOME & EQUITY FUND CLASS I SHARES

o CRABBE HUSON CONTRARIAN INCOME FUND CLASS I SHARES

Advised by Crabbe Huson Group, Inc.

Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with a Fund, and which invest a minimum of $1 million.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
--------------------------------------------

--------------------------------------------------------------------------------
Table of Contents

THE FUNDS
----------------------------------------------
Each of these sections discusses the following topics: Investment Goal, Primary Investment
Strategies, Primary Investment Risks, Perfor-mance History and Expenses.

Crabbe Huson Small Cap Fund...................

Crabbe Huson Equity Fund......................

Crabbe Huson Managed
Income & Equity Fund..........................

Crabbe Huson Contrarian
Income Fund...................................

YOUR ACCOUNT
----------------------------------------------
How to Buy Shares.............................

How to Exhange Shares.........................

How to Sell Shares............................

Distribution and Service Fees.................

Other Information About Your Account..........

MANAGING THE FUNDS
----------------------------------------------
Investment Advisor............................

Portfolio Managers............................

Year 2000 Compliance..........................

FINANCIAL HIGHLIGHTS
----------------------------------------------
Crabbe Huson Small Cap Fund...................

Crabbe Huson Equity Fund......................

Crabbe Huson Managed
Income & Equity Fund..........................

Crabbe Huson Contrarian
Income Fund...................................

The Funds  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market captialization of under $1 billion. In selecting investments for the Fund, the advisor invests in a diversified portfolio of primarily stocks.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                             ---

THE FUNDS  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Government Bond (1-3 year) Index and the Lipper Short U.S. Government Fund Average. The Lehman Government Bond (1-3 year) Index is an unmanaged index that tracks the performance of short-term U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Short U.S. Government Fund category.

Net asset value (NAV) is the value of a mutual fund share.
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for the Class I shares of the Fund through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns

<To be provided>


Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                      Since Inception
                                        1 Year       (October 10, 1996)
Class I at NAV (%)
--------------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                           0.00%
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                            0.00%

Annual Fund Operating Expenses (deducted directly from the Fund)

Management fee (%)                                                1.05%
---------------------------------------------------------------------------------------
Distribution and service (12 b-1) fees (%)                        0.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                                    %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              %

Example Expenses (your actual costs may be higher or lower)

                                          Year 1      Year 3      Year 5     Year 10
Class I                                     $          $           $          $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Funds  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                             ---

THE FUNDS  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.

Net asset value (NAV) is the value of a mutual fund share.

[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for the Class I shares of the Fund through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns


                     Calendar-Year Total Returns (Class A)

                               [TO BE PROVIDED]
Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                                    Since Inception
                                           1 Year       5 Years    (January 31, 1989)
Class I at NAV (%)
--------------------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class I share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                             0.00

Annual Fund Operating Expenses (deducted directly from the Fund)

Management fee (%)                                                1.05%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         0.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                                    %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              %

Example Expenses (your actual costs may be higher or lower)

                                          Year 1      Year 3      Year 5     Year 10
 Class I                                    $          $           $           $
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Funds  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks preservation of capital, capital appreciation and income.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing, market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents.

The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goals, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.


                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund may purchase when-issued securities and forward commitments which are securities purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.

Net asset value (NAV) is the value of a mutual fund share.
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for the Class I shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


                     Calendar-Year Total Returns (Class A)

                            [TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                        Since Inception
                               1 Year      5 Years    (January 31, 1989)
Class I at NAV (%)
--------------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                             0.00

Annual Fund Operating Expenses (deducted directly from the Fund)

Management fee (%)                                                1.05%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         1.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                                    %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              %

Example Expenses (your actual costs may be higher or lower)

                                          Year 1      Year 3      Year 5     Year 10
Class I                                     $          $           $           $
---------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Funds  Crabbe Huson Contrarian Income Fund


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund may purchase when-issued securities and forward commitments which are securities purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                             ---

THE FUNDS  Crabbe Huson Contrarian Income Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.

Net asset value (NAV) is the value of a mutual fund share.
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for the Class I shares of the Fund through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns

                     Calendar-Year Total Returns (Class A)

                                [TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                                    Since Inception
                                           1 Year       5 Years    (January 31, 1989)
Class I at NAV (%)
---------------------------------------------------------------------------------------
Index (%)
---------------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Contrarian Income Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
---------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 0.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A
Management fee (%)                                    0.80%
--------------------------------------------------- -----------
Distribution and service (12b-1) fees (%)             0.25%
--------------------------------------------------- -----------
Other expenses (%)                                        %
--------------------------------------------------- -----------
Total annual fund operating expenses (%)                  %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

Your Account


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated net asset value. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are various ways you can purchase shares:

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
--------------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
Your purchase of Class I shares are at net asset value and are not subject to an initial sales charge when you purchase, or a contingent deferred sales charge
(CDSC) when you sell, shares of a Fund. Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with a Fund, and which invest a minimum of $1 million.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for the Class I or Class A shares of of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.


                                                                             ---

Your Account


The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares:

Method               Instructions
Through your         Call your financial advisor to place your sell order. To
financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                     New York Stock Exchange (NYSE), usually 4:00 p.m.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below.
                     In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722
--------------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.


                                                                             ---

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How a Fund's Share Price is Determined The price of a Fund's Class I shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its Class I NAV by dividing its total net assets by the number of shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some of the Funds' Class I shares in most major daily newspapers. You can find the daily prices for all of the Class I shares by visiting the Funds' web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class I shares.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar text]


Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:

Types of Distributions

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
--------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options Each Fund declares distributions and any capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional share of the Fund.


                                                                             ---

Managing the Funds


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc., located at 121 S.W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of November 30, 1998, Crabbe Huson managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to %, %, % and % of average net assets of each Fund, respectively.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Management of the Small Cap portfolio is handled on a day-to-day basis by a team consisting of James E. Crabbe, John W. Johnson and Peter P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Prior to joining Crabbe Huson, Mr. Belton was an analyst at Arnhold & S. Bleichroeder from August, 1992 to September, 1993 and Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.

Management of the Equity and Managed Income & Equity portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton and Garth R. Nisbet. Mr. Anton is the coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by Crabbe Huson since 1988. Ms. Kessler joined Crabbe Huson in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet joined Crabbe Huson in April, 1995. Between February, 1993 and March, 1995 Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio.

Management of the Income portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau. Mr. Rocheleau joined Crabbe Huson in December, 1992.


                                                                             ---

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


                                                                             ---

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report along with the Funds' financial statements are included in their annual report. You can request a free annual report by calling 1-800-426-3750.

Crabbe Huson Small Cap Fund


                                                                             ---

Financial Highlights

Crabbe Huson Equity Fund


                                                                             ---

Financial Highlights

Crabbe Huson Managed Income & Equity Fund


                                                                             ---

Financial Highlights

Crabbe Huson Contrarian Income Fund


                                                                             ---

Notes


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                                                                             ---
                                                                              26

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Small Cap Fund

o Crabbe Huson Equity Fund

o Crabbe Huson Managed Income & Equity Fund

o Crabbe Huson Contrarian Income Fund

[Statue of Liberty Head]
LIBERTY
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (c) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at wwww.libertyfunds.com

XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III

                  Cross Reference Sheet Pursuant to Rule 481(a)
                    (The Crabbe Huson Special Fund, Class A, B, C)
                 (Crabbe Huson Small Cap Fund, Classes A, B, C)
                   (Crabbe Huson Equity Fund, Classes A, B, C)
         (Crabbe Huson Managed Income and Equity Fund, Classes A, B, C)
                 (Crabbe Huson Contrarian Income Fund, Class A)



Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Funds; Other Investment Strategies and Risks

3.                              The Funds

4.                              The Funds

5.                              Not Applicable

6.                              Front Cover; Managing the Funds; Your Account

7.                              Your Account

8.                              The Funds; Your Account

9.                              Financial Highlights

CRABBE HUSON FUNDS  Prospectus, March 1, 1999

o CRABBE HUSON SMALL CAP FUND

o THE CRABBE HUSON SPECIAL FUND

o CRABBE HUSON EQUITY FUND

o CRABBE HUSON MANAGED INCOME & EQUITY FUND

o CRABBE HUSON CONTRARIAN INCOME FUND

Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS
-----------------------------------------
Each of these sections discusses the following topics: Investment Goals, Primary Investment
Strategies, Primary Investment Risks, Perfor-mance History and Expenses.

Crabbe Huson Small Cap Fund..............

The Crabbe Huson Special Fund............

Crabbe Huson Equity Fund.................

Crabbe Huson Managed
Income & Equity Fund.....................

Crabbe Huson Contrarian
Income Fund..............................

YOUR ACCOUNT
-----------------------------------------
How to Buy Shares......................

Sales Charges..........................

How to Exhange Shares..................

How to Sell Shares.....................

Distribution and Service Fees..........

Other Information About Your Account...

MANAGING THE FUNDS
-----------------------------------------
Investment Advisor.......................

Portfolio Managers.......................

Year 2000 Compliance.....................

FINANCIAL HIGHLIGHTS
-----------------------------------------
Crabbe Huson Small Cap Fund..............

The Crabbe Huson Special Fund............

Crabbe Huson Equity Fund.................

Crabbe Huson Managed
Income & Equity Fund.....................

Crabbe Huson Contrarian
Income Fund..............................

The Funds  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market captialization of under $1 billion. In selecting investments for the Fund, the advisor invests in a diversified portfolio of primarily stocks.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                             ---

THE FUNDS  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to the Lehman Government Bond (1-3 year) Index and the Lipper Short U.S. Government Fund Average. The Lehman Government Bond (1-3 year) Index is an unmanaged index that tracks the performance of short-term U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Short U.S. Government Fund category.
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns (Class A)

[TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                      Since Inception
                                        1 Year      (February 16, 1996)

Class A at POP (%)
--------------------------------------------------------------------------
Class B with CDSC(1) (%)
--------------------------------------------------------------------------
Class C with CDSC(1) (%)
--------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Small Cap Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)     5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee(4) (%)                                 1.05%       1.05%       1.05%
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12 b-1) fees (%)            0.25%       1.00%       1.00%
--------------------------------------------------- ----------- ----------- -----------
Other expenses(4) (%)                                   %           %           %
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses(4) (%)             %           %           %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
--------------------------------------------------------------------------------------
Class B: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $
--------------------------------------------------------------------------------------
Class C: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were 0.%, other expenses were % and total annual operating expenses were % (Class A), % (Class B) and % (Class C).


                                                                             ---

The Funds  The Crabbe Huson Special Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations.

In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.



                                                                             ---

THE FUNDS  The Crabbe Huson Special Fund


Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party so the Fund must purchase the security at the market price at the time. If the price of the security has increased during this time then the Fund will incur a loss equal to the increase in price of the security and any premiums and interest paid to the third party. Therefore, short sales involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                             ---

THE FUNDS  The Crabbe Huson Special Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper Short U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Short Intermediate U.S. Government Fund category.

[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns (Class A)

[TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                              1 Year         5 Years       10 Years
Class A at POP (%)
--------------------------------------------------------------------------------------
Class B with CDSC(1) (%)
--------------------------------------------------------------------------------------
Class C with CDSC(1) (%)
--------------------------------------------------------------------------------------
Lehman Index (%)
--------------------------------------------------------------------------------------
Lipper Average (%)

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  The Crabbe Huson Special Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)     5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee (%)                                    1.05%       1.05%       1.05%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25%       1.00%       1.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                        %           %           %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                  %           %           %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
--------------------------------------------------------------------------------------
Class B: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $
--------------------------------------------------------------------------------------
Class C: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $

(1)A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


                                                                             ---

The Funds  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                             ---

THE FUNDS  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.

[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares for the 10 year period from January 1, 1988 through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


                     Calendar-Year Total Returns (Class A)

                             [TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                                    Since Inception
                                           1 Year       5 Years    (January 31, 1989)

Class A at POP (%)
--------------------------------------------------------------------------------------
Class B with CDSC(1) (%)
--------------------------------------------------------------------------------------
Class C with CDSC(1) (%)
--------------------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------------------

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Equity Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                               1.00(3)       5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee (%)                                    1.05%       1.05%       1.05%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25%       1.00%       1.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                        %           %           %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                  %           %           %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
---------------------------------------------------------------------------------------
Class B: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $
---------------------------------------------------------------------------------------
Class C: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


                                                                             ---

The Funds  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks preservation of capital, capital appreciation and income.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing, market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents.

The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goals, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.



                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund may invest in when-issued securities and forward commitments which are securities purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.


[end sidebar text]


PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares for the 10 year period from January 1, 1988 through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


                     Calendar-Year Total Returns (Class A)

                            [TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                       Since Inception
                                           1 Year     (January 31, 1989)

Class A at POP (%)
-------------------------------------------------------------------------
Class B with CDSC(1) (%)
-------------------------------------------------------------------------
Class C with CDSC(1) (%)
-------------------------------------------------------------------------
Index (%)
-------------------------------------------------------------------------

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUNDS  Crabbe Huson Managed Income & Equity Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)     5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee (%)                                    1.05%       1.05%       1.05%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25%       1.00%       1.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                      %           %           %
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                %           %           %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
--------------------------------------------------------------------------------------
Class B: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $
--------------------------------------------------------------------------------------
Class C: did not sell your shares           $          $           $           $

         sold all your shares at
         the end of the period              $          $           $           $
--------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


                                                                             ---

The Funds  Crabbe Huson Contrarian Income Fund


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.

PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund may invest in when-issued securities and forward commitments which are securities purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.




                                                                             ---

THE FUNDS  Crabbe Huson Contrarian Income Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to the Lehman Intermediate Government Bond Index and the Lipper General U.S. Government Fund Average. The Lehman Intermediate Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government securities. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's general U.S. Government Fund category.

[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

                     Calendar-Year Total Returns (Class A)
                             [TO BE PROVIDED]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                                    Since Inception
                                           1 Year       5 Years    (January 31, 1989)
Class A at POP (%)
--------------------------------------------------------------------------------------
Index (%)
--------------------------------------------------------------------------------------


                                                                             ---

THE FUNDS  Crabbe Huson Contrarian Income Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75
---------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A
Management fee (%)                                    0.80%
---------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25%
---------------------------------------------------------------
Other expenses (%)                                        %
---------------------------------------------------------------
Total annual fund operating expenses (%)                  %

Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                     $          $           $           $
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


                                                                             ---

Your Account


[begin sidebar text]
INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25

[end sidebar text]


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are various ways you can purchase shares:

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
-------------------- -----------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------- -----------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
-------------------- -----------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
-------------------- -----------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
-------------------- -----------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-------------------- -----------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
-------------------- -----------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account


[begin sidebar text]
CHOOSING A SHARE CLASS

The Funds generally offer three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Small Cap, Equity, Managed Income & Equity and Contrarian Income Funds also offer an additional class of shares, Class I shares, exclusively to certain institutional and high net worth investors. Class I shares are made available through a separate prospectus provided to eligible investors.
[end sidebar text]


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

All Crabbe Huson Funds except Managed Income & Equity and Contrarian Income

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than 1,000,000                 2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

Crabbe Huson Managed Income & Equity and Crabbe Huson Contrian Income Funds

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                  4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar text]


Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Funds' distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

Purchases Over $1 Million

Amount Purchased                                           Commission %
---------------------------------------------------------------------------------------
First $3 million                                               1.00
---------------------------------------------------------------------------------------
Next $2 million                                                0.50
---------------------------------------------------------------------------------------
Over $5 million                                                0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.

All Funds in this Prospectus except Crabbe Huson Contrarian Income Fund

                                                         % deducted when
Holding period after purchase                            shares are sold
Through first year                                             5.00
--------------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------------
Longer than six years                                          0.00


                                                                             ---

Your Account


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

All Funds in this Prospectus except Crabbe Huson Contrarian Income Fund

Years after purchase                              % deducted when shares are sold
---------------------------------------------------------------------------------------
Through first year                                             1.00
---------------------------------------------------------------------------------------
Longer than one year                                           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.


                                                                             ---

Your Account


The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares:

Method               Instructions
Through your         Call your financial advisor to place your sell order. To
financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                     New York Stock Exchange (NYSE), usually 4:00 p.m.
-------------------- -----------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
-------------------- -----------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
-------------------- -----------------------------------------------------------------
By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below.
                     In your LOI, note your fund's name, share class, account
                     number, and the dollar value or number of shares you wish
                     to sell. All account owners must sign the letter, and
                     signatures must be guaranteed by either a bank, a member
                     firm of a national stock exchange or another eligible
                     guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving
                     joint owners and individual retirement account (IRA) owners.
                     For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                     Boston, MA 02105-1722
-------------------- -----------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------- -----------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.


                                                                             ---

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How a Fund's Share Price is Determined The price of each class of a Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for each Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar text]


Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:

Types of Distributions

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
--------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options Each Fund declares distributions and any capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional share of the Fund.


                                                                             ---

Managing the Funds

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc., located at 121 S.W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of November 30, 1998, Crabbe Huson managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, The Crabbe Huson Special Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to %, %, %, % and % of average net assets of each Fund, respectively.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Management of the Small Cap and Special Fund portfolios is handled on a day-to-day basis by a team consisting of James E. Crabbe, John W. Johnson and Peter P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Prior to joining Crabbe Huson, Mr. Belton was an analyst at Arnhold & S. Bleichroeder from August, 1992 to September, 1993 and Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.

Management of the Equity and Managed Income & Equity portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton and Garth R. Nisbet. Mr. Anton is the coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by Crabbe Huson since 1988. Ms. Kessler joined Crabbe Huson in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet joined Crabbe Huson in April, 1995. Between February, 1993 and March, 1995 Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio.

Management of the Income portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau. Mr. Rocheleau joined Crabbe Huson in December, 1992.


                                                                             ---

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


                                                                             ---

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report along with the Funds' financial statements are included in their annual report. You can request a free annual report by calling 1-800-426-3750.

Crabbe Huson Small Cap Fund


                                                                             ---

Financial Highlights


The Crabbe Huson Special Fund


                                                                             ---

Financial Highlights


Crabbe Huson Equity Fund


                                                                             ---

Financial Highlights

Crabbe Huson Managed Income & Equity Fund


                                                                             ---

Financial Highlights


Crabbe Huson Contrarian Income Fund


                                                                             ---

Notes


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                                                                             ---
                                                                              33

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Small Cap Fund

o The Crabbe Huson Special Fund

o Crabbe Huson Equity Fund

o Crabbe Huson Managed Income & Equity Fund

o Crabbe Huson Contrarian Income Fund


[Statue of Liberty Head]
LIBERTY
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (c) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at wwww.libertyfunds.com

XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Crabbe Huson Real Estate Investment Fund)

Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

CRABBE HUSON REAL ESTATE INVESTMENT FUND  PROSPECTUS, MARCH 1, 1999

Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------
--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND
-----------------------------------------
Investment Goals.........................

Primary Investment Strategies............

Primary Investment Risks.................

Performance History......................

Expenses.................................

YOUR ACCOUNT
-----------------------------------------
How to Buy Shares........................

Sales Charges............................

How to Exhange Shares....................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account.....

MANAGING THE FUND
-----------------------------------------
Investment Advisor.......................

Portfolio Managers.......................

Year 2000 Compliance.....................

FINANCIAL HIGHLIGHTS
-----------------------------------------

The Fund  Crabbe Huson Real Estate Investment Fund


[begin sidebar text]
UNDERSTANDING CONTRARIAN INVESTING

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on security price, balance sheet and market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the adivsor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. These Funds attempt to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income. Approval by the Fund's shareholders is required to modify or change the Fund's goals.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.




                                                                             ---

THE FUND  Crabbe Huson Real Estate Investment Fund


PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks assosciated with the ownership of real estate. These risks include possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; and changes in interest rates.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                             ---

THE FUND  Crabbe Huson Real Estate Investment Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to       .

[end sidebar text]


PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns (Class A)
[To be provided]

Best quarter: %
Worst quarter: %

Average Annual Total Returns -- for periods ending December 31, 1997

                                                              Since
                                                            Inception
                                                            (April 1,
                                              1 Year          1994)
Class A at POP (%)
------------------------------------------------------------------------
Class B with CDSC(1) (%)
------------------------------------------------------------------------
Class C with CDSC(1) (%)
------------------------------------------------------------------------
 _____ Index (%)
------------------------------------------------------------------------
Lipper Average (%)

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.


                                                                             ---

THE FUND  Crabbe Huson Real Estate Investment Fund


[begin sidebar text]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(3)     5.00        1.00

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee(4) (%)                                  1.05        1.05        1.05
---------------------------------------------------------------------------------------
Distribution and service (12 b-1) fees (%)             0.25        1.00        1.00
---------------------------------------------------------------------------------------
Other expenses(4) (%)                                  _.__        _.__        _.__
---------------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)            _.__        _.__        _.__

 Example Expenses (your actual costs may be higher or lower)

Class                                    Year 1      Year 3      Year 5     Year 10
Class A                                  $_,___      $_,___      $_,___      $_,___
--------------------------------------- ---------- ----------- ----------- -----------
Class B: did not sell your shares        $_,___      $_,___      $_,___      $_,___

         sold all your shares at
         the end of the period           $_,___      $_,___      $_,___      $_,___
--------------------------------------- ---------- ----------- ----------- -----------
Class C: did not sell your shares        $_,___      $_,___      $_,___      $_,___

         sold all your shares at
         the end of the period           $_,___      $_,___      $_,___      $_,___

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%.


                                                                             ---

Your Account


[begin sidebar text]
INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25

[end sidebar text]


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are various ways you can purchase shares:

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
--------------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account


[begin sidebar text]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
[end sidebar text]


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

Crabbe Huson Real Estate Investment Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00
---------------------------------------------------------------------------------------

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar text]


Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

Purchases Over $1 Million

Amount Purchased                                           Commission %
First $3 million                                               1.00
---------------------------------------------------------------------------------------
Next $2 million                                                0.50
---------------------------------------------------------------------------------------
Over $5 million                                                0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.


                                                                             ---

Your Account


Crabbe Huson Real Estate Investment Fund

                                                         % deducted when
Holding period after purchase                            shares are sold
Through first year                                             5.00
--------------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------------
Longer than six years                                          0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

Crabbe Huson Real Estate Investment Fund

Years after purchase                              % deducted when shares are sold
Through first year                                             1.00
---------------------------------------------------------------------------------------
Longer than one year                                           0.00


                                                                             ---

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                             ---

Your Account


Outlined below are the various options for selling shares:

Method               Instructions
Through your         Call your financial advisor to place your sell order. To
financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                     New York Stock Exchange (NYSE), usually 4:00 p.m.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below.
                     In your LOI, note your fund's name, share class, account
                     number, and the dollar value or number of shares you wish
                     to sell. All account owners must sign the letter, and
                     signatures must be guaranteed by either a bank, a member
                     firm of a national stock exchange or another eligible
                     guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving
                     joint owners and individual retirement account (IRA) owners.
                     For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                     Boston, MA 02105-1722
--------------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.


                                                                             ---

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.


                                                                             ---

Your Account


[begin sidebar text]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar text]


Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
--------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---

Managing the Fund


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc., located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.__% of average net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
John E. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial anaylst for Salomon Brothers from July, 1994 to June, 1996.


                                                                             ---

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                             ---

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Crabbe Huson Real Estate Investment Fund

                                                         Years Ended October 31                            Period Ended October 31
                                      1998              1997               1996               1995                  1994

                                     Class A           Class A            Class A            Class A               Class A
  Net asset value --
  Beginning of period
------------------------------------------------------------------------------------------------------------------------------------

  Income from Investment
  Operations

  Net investment income(a)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment
  Operations
------------------------------------------------------------------------------------------------------------------------------------

  Less Distributions Declared to
  Shareholders

  From net investment income
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions
  Declared to Shareholders
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value --
  End of period
------------------------------------------------------------------------------------------------------------------------------------
  Total return (c)(d)
------------------------------------------------------------------------------------------------------------------------------------

  Ratios to Average Net Assets

  Expenses
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income
------------------------------------------------------------------------------------------------------------------------------------
  Fees and expenses waived or
  borne by the Advisor
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period
  (000)
------------------------------------------------------------------------------------------------------------------------------------
  (a) Net of fees and expenses
  waived or borne by the
  Advisor which amounted to:
------------------------------------------------------------------------------------------------------------------------------------

(b) Class C shares were initially offered on January 4, 1995. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g) Annualized.


                                                                             ---

Notes


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                                                                             ---
                                                                              17

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Real Estate Investment Fund

[Statue of Liberty Head]
LIBERTY
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (c) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at wwww.libertyfunds.com

XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                          (Colonial Select Value Fund- Classes A, B, C)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5                               Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

COLONIAL SELECT VALUE FUND Prospectus, March 1, 1999
--------------------------------------------------------------------------------


Advised by Colonial Management Associates, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

---------------------|--------------------------
   NOT FDIC-INSURED  |    MAY LOSE VALUE
                     |   NO BANK GUARANTEE
---------------------|--------------------------


--------------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

THE FUND
----------------------------------------------
Investment Goals.............................
Primary Investment Strategies................
Primary Investment Risks.....................
Performance History .........................
Your Expenses................................


YOUR ACCOUNT
----------------------------------------------
How to Buy Shares .........................

Sales Charges .............................

How to Exchange Shares ....................

How to Sell Shares ........................

Distribution and Service Fees .............

Other Information About Your Account ......

MANAGING THE FUND
----------------------------------------------
Investment Advisor ........................

Portfolio Managers ........................

Year 2000..................................

FINANCIAL HIGHLIGHTS ......................
----------------------------------------------

--------------------------------------------------------------------------------
The Fund   Colonial Select Value Fund
--------------------------------------------------------------------------------
[start sidebar]

UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects.
The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

[end sidebar]

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth. Approval by the Fund's shareholders is not required to modify or change the Fund's goal.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and $8 billion at the time of purchase.
In selecting stocks for the Fund, the advisor invests primarily in "value" stocks but may also invest in "growth" stocks.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.
During such times, the Fund may, but it is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

--------------------------------------------------------------------------------
The Fund   Colonial Select Value Fund
--------------------------------------------------------------------------------

[start sidebar]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the
Fund's Class A share performance for
each complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods.
It includes the effects
of Fund expenses. The table shows each
class's returns with and without sales
charges.


The Fund's return is compared both to
the Standard & Poor's Midcap 400
Index, an unmanaged index that tracks
the performance of middle-capitalization
U.S. stocks, and the average return of the funds included in Lipper, Inc. Mid-Cap
Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. Sales charges are not reflected in the Lipper
Average.


[end sidebar]

PERFORMANCE HISTORY (1)
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1998.
The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[bar chart]

1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

[end bar chart]



Best quarter: ________quarter, ________%
Worst quarter: _______quarter, ________%

--------------------------------------------------------------------------------
Average Annual Total Returns--for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                  1 Year       5 Years        10 Years


Class A (%)
--------------------------------------------------------------------------------
Class B (1) (%)
--------------------------------------------------------------------------------
Class C (1)(%)
--------------------------------------------------------------------------------
S&P 400 Index (%)
--------------------------------------------------------------------------------
Lipper Average (%)
--------------------------------------------------------------------------------

THE FUND Colonial Select Value Fund


[start sidebar]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.

Annual Fund Operating Expenses are
deducted from the Fund. They include
management fees, 12b-1 fees, brokerage
costs, and administrative costs
including pricing and custody services.

Example Expenses helps you compare the
cost of investing in the Fund to the
cost of investing in other mutual funds.
The table does not take into account any expense reduction arragements discussed in the footnotes to the Annual Fund
Operating Expenses table. It uses the
following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[end sidebar]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(1)(2) (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                        1.00(3)     5.00        1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Management fee (%)
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
-----------------------------------------------------------------------------------
Other expenses (%)
-----------------------------------------------------------------------------------
Total annual fund operating expenses (%)


--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                                     1 Year      3 Years     5 Years    10 Years
Class A
-----------------------------------------------------------------------------------
Class B: did not sell your shares

         sold all your shares at
         the end of the period
-----------------------------------------------------------------------------------
Class C: did not sell your shares

         sold all your shares at
         the end of the period


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

--------------------------------------------------------------------------------
The Fund   Colonial Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

[start sidebar]

INVESTMENT MINIMUMS(1)

Initial Investment ........... $1,000
Subsequent Investments .......... $50
Automatic Purchase Plans ........ $50
Retirement Plans ................ $25

[end sidebar]

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
--------------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[start sidebar]

CHOOSING A SHARE CLASS

The Fund offers three classes of shares
in this prospectus -- Class A, B and C.
Each share class has its own sales
charge and expense structure.
Determining which share class is best
for you depends on the dollar amount you are investing and the number of years for which you are willing to invest.
Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of
$1 million or more are automatically
invested in Class A shares. Based on
your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers
an additional class of shares, Class Z
shares, exclusively to certain
institutional investors. Class Z shares
are made available through separate
prospectuses provided to eligible
institutional investors.

[end sidebar]

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the Fund may waive these charges,as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $100,000                              5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

| Your Account
|

[start sidebar]

UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C
shares are subject to a contingent
deferred sales charge (CDSC). You will
pay the CDSC only on shares you sell
within a certain amount of time after
purchase. The CDSC generally declines
each year until there is no charge for
selling shares. The CDSC is applied to
the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[end sidebar]

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount Purchased                        Commission %
----------------------------------------------------
First $3 million                            1.00
----------------------------------------------------
Next $2 million                             0.50
----------------------------------------------------
Over $5 million                             0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 ($100,000 for Colonial Short Duration U.S. Government Fund) within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------

                                                          % deducted when
      Holding period after purchase                       shares are sold
      Through first year                                        5.00
      --------------------------------------------------------------------
      Through second year                                       4.00
      --------------------------------------------------------------------
      Through third year                                        3.00
      --------------------------------------------------------------------
      Through fourth year                                       3.00
      --------------------------------------------------------------------
      Through fifth year                                        2.00
      --------------------------------------------------------------------
      Through sixth year                                        1.00
      --------------------------------------------------------------------
      Longer than six years                                     0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------

Years after purchase                        % deducted when shares are sold
---------------------------------------------------------------------------
Through first year                                       1.00
---------------------------------------------------------------------------
Longer than one year                                     0.00

| Your Account
|

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. the Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's abilityto manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method               Instructions
Through your         You may call your financial advisor to place your sell
financial advisor    order.  Toreceive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of the NYSE, usually 4:00 p.m.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an
                     existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA)
                     owners. For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.15% for Class A shares outstanding prior to April 1, 1989 and 0.25% for Class A shares issued thereafter and 0.75% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1)  Class B shares automatically convert to Class
     A shares after eight years, eliminating the distribution fee.

| Your Account
|

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

[start sidebar]

UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
experience capital gains and losses on
sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[end sidebar]

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
--------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options  The Fund declares dividends semi-annually.
Any capital gains are distributed at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash(2)

[bullet] send the check to your address of record

[bullet] send the check to a third party address

[bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of December 31, 1998, Colonial managed over $______ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
James P. Haynie, vice president of Colonial, has co-managed the Fund since October, 1997. Prior to joining Colonial in May 1993, Mr. Haynie was a vice president at Massachusetts Financial Services Company and a portfolio manager at Trinity Investment Management.

Michael Rega, vice president of Colonial, has been employed by Colonial as an analyst since 1993 and has co-managed the Fund since October 1997. Prior to joining Colonial in June 1993, Mr. Rega was a project manager at Massachusetts Institute of Technology's Lincoln Laboratory.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------


                                                                       Year ended October 31
                                              1998                             1997                             1996
                                  Class A    Class B    Class C    Class A    Class B    Class C(b)      Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment income (a)
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders:

From net investment income
----------------------------------------------------------------------------------------------------------------------------------

In excess of net investment
income
----------------------------------------------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------------------------------------------

Total return (b)(c)
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses (d)
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (d)
----------------------------------------------------------------------------------------------------------------------------------

Fees and expenses waived or
borne by the advisor (d)
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------------------------------------------

|Financial Highlights
|
--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------

                                                          Year ended October 31
                                                1995                             1994
                                         Class A    Class B               Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------

Income from Investment Operations

Net investment income (a)
----------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders

From net investment income
----------------------------------------------------------------------------------------------

In excess of net investment income
----------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------

Total return (c)(d)
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses
----------------------------------------------------------------------------------------------

Net investment income
----------------------------------------------------------------------------------------------

Fees and expenses waived or borne
by the advisor
----------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund's
Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881

[bullet] Colonial Select Value Fund


--------------------------------------------------------------------------------
[Liberty logo]
COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT [bullet] STEIN ROE ADVISOR Liberty Funds Distributor, Inc. (C) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

SV-01/299

                                 COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                          (Colonial Select Value Fund- Class Z)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5                               Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

--------------------------------------------------------------------------------
COLONIAL SELECT VALUE FUND Prospectus, March 1, 1999
--------------------------------------------------------------------------------

o COLONIAL SELECT VALUE FUND CLASS Z SHARES

Advised by Colonial Management Associates, Inc.

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc. (LFD) or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any (i) investors who were Class I shareholders of the SoGen International Fund, SoGen Overseas Fund or SoGen Gold Fund as of the reorganization of these funds into Colonial Trust II and (ii) clients of investment advisory affiliates of LFD provided that the clients meet certain criteria established by LFD and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------------------
   NOT FDIC-INSURED       MAY LOSE VALUE
                        NO BANK GUARANTEE
------------------------------------------


-----------------------------------------
TABLE OF CONTENTS

THE FUND
-----------------------------------------

Investment Goals........................

Primary Investment Strategies...........

Primary Investment Risks................

Performance History.....................

Your Expenses...........................

YOUR ACCOUNT
-----------------------------------------

How to Buy Shares.......................

Sales Charges...........................

How to Exchange Shares..................

How to Sell Shares......................

Other Information About Your Account....

MANAGING THE FUND
-----------------------------------------

Investment Advisor.....................

Portfolio Managers.....................

Year 2000 Compliance...................
-----------------------------------------


FINANCIAL HIGHLIGHTS
-----------------------------------------

--------------------------------------------------------------------------------
The Fund    Colonial Select Value Fund
--------------------------------------------------------------------------------

[start sidebar]

UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects.
The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

[end sidebar]

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth. Approval by the Fund's shareholders is not required to modify or change the Fund's goal.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and $8 billion at the time of purchase.
In selecting stocks for the Fund, the advisor invests primarily in "value" stocks but may also invest in "growth" stocks.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.
During such times, the Fund may, but it is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The Fund first offered Class Z shares on December 1, 1998. Therefore, the Fund does not have available annual returns for at least one calendar year as of the date of this Prospectus.

THE FUND Colonial Select Value Fund

[begin callout text]

Understanding Expenses

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o No expense reductions in effect

[end callout text]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class Z
Maximum sales charge (load) on purchases (%)           0.00
(as a percentage of the offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on                0.00
redemptions (%) (as a percentage of the offering
price)

Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class Z
Management fee (%)
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.00
--------------------------------------------------------------------------------
Other expenses (%)
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)

Example Expenses (your actual costs may be higher or lower)

                                                      1 Year     3 Years
Class Z                                              $           $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

Your Account


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

 Outlined below are various ways you can purchase shares:

 Method               Instructions
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
-----------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-----------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional (existing
 account              investment stub included in your quarterly statement, or send a
(existing             letter of instruction including your Fund name and account
 account)             number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
-----------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund or Class A of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
-----------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
-----------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT). Be sure to complete the appropriate section of the
                      application for this feature.
-----------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.

Your Account

[begin callout text]

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares - Class A, B and C are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

Net asset value (NAV) is the value of a mutual fund share excluding any sales charges.

Public offering price (POP) is the price of Class A shares of the Fund. It is the net asset value plus a sales charge.

[end callout text]

SALES CHARGES
--------------------------------------------------------------------------------
Your purchase of Class Z shares generally are at net asset value and are not subject to an initial sales charge when you purchase, or a contingent deferred sales charge when you sell, shares of the Fund. The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from LFD or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any (i) investors who were Class I shareholders of the SoGen International Fund, SoGen Overseas Fund or SoGen Gold Fund as of reorganization of these funds into Colonial Trust II and (ii) clients of investment advisory affiliates of LFD, provided that the clients meet certain criteria established by LFD and its affiliates.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" (i) means your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Your Account


Outlined below are the various options for selling shares:

 Method               Instructions
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the New York Stock Exchange (NYSE), usually 4:00 p.m.
---------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737.  The dollar limit for telephone sales is $100,000 in a 30-day
                      period.  You do not need to set up this feature in advance of your call.
---------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form to the address below.  In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries,
                      surviving joint owners and individual retirement account (IRA)
                      owners.  For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

Your Account

[begin callout text]

UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[end callout text]

You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
-----------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 12 months.

Distribution Options The Fund declares dividends semi-annually.
Any capital gains are distributed at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options

 Reinvest all distributions in additional shares of your current fund
----------------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
----------------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
----------------------------------------------------------------------------------------
 Receive all distributions in cash(2)

o  send the check to your address of record

o  send the check to a third party address

o  transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Your Account

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 1999, Colonial managed over $_______ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the the Fund amounted to 0.70% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
James P. Haynie, vice president of Colonial, has co-managed the Fund since October, 1997. Prior to joining Colonial in May 1993, Mr. Haynie was a vice president at Massachusetts Financial Services Company and a portfolio manager at Trinity Investment Management.

Michael Rega, vice president of Colonial, has been employed by Colonial as an analyst since 1993 and has co-managed the Fund since October 1997. Prior to joining Colonial in June 1993, Mr. Rega was a project manager at Massachusetts Institute of Technology's Lincoln Laboratory.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750. As of October 31, 1998, no Class Z shares had been issued.

--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------


                                                                       Year ended October 31
                                              1998                             1997                             1996
                                  Class A    Class B    Class C    Class A    Class B    Class C(b)      Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment income (a)
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders:

From net investment income
----------------------------------------------------------------------------------------------------------------------------------

In excess of net investment
income
----------------------------------------------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------------------------------------------

Total return (b)(c)
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses (d)
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (d)
----------------------------------------------------------------------------------------------------------------------------------

Fees and expenses waived or
borne by the advisor (d)
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------------------------------------------

|Financial Highlights
|
--------------------------------------------------------------------------------
Colonial Select Value Fund
--------------------------------------------------------------------------------

                                                          Year ended October 31
                                                1995                             1994
                                         Class A    Class B               Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------

Income from Investment Operations

Net investment income (a)
----------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders

From net investment income
----------------------------------------------------------------------------------------------

In excess of net investment income
----------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------

Total return (c)(d)
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses
----------------------------------------------------------------------------------------------

Net investment income
----------------------------------------------------------------------------------------------

Fees and expenses waived or borne
by the advisor
----------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------

FOR MORE INFORMATION
-------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can also obtain copies, upon payment of a duplicating fee, by writing or calling the following:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881

o  Colonial Select Value Fund

--------------------------------------------------------------------------------
                    [LIBERTY LOGO]
                    COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                    Liberty Funds Distributor, Inc. (c)1998
                    One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                    Visit us at www.libertyfunds.com

                               COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                     (The Colonial Fund-Classes A, B and C)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

--------------------------------------------------------------------------------
THE COLONIAL FUND        Prospectus, March 1, 1999
--------------------------------------------------------------------------------




Advised by Colonial Management Associates, Inc.




          ---------------------
           DRAFT DATED
           DECEMBER 1, 1998
          ---------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------------
|  NOT FDIC-INSURED   |  MAY LOSE VALUE         |
|                     | NO BANK GUARANTEE       |
-------------------------------------------------




--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND
--------------------------------------------------------------------------------
Investment Goals ...............................................................
Primary Investment Strategies ..................................................
Primary Investment Risks .......................................................
Performance History ............................................................
Your Expenses ..................................................................

YOUR ACCOUNT
--------------------------------------------------------------------------------
How to Buy Shares ..............................................................
Sales Charges ..................................................................
How to Exchange Shares .........................................................
How to Sell Shares .............................................................
Distribution and Service Fees ..................................................
Other Information About Your Account ...........................................


MANAGING THE FUND
--------------------------------------------------------------------------------
Investment Advisor .............................................................
Portfolio Managers .............................................................

OTHER INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------
Hedging Strategies .............................................................
When Issued Securities, Forward Commitments
and Dollar Rolls ...............................................................
Year 2000 Compliance ...........................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund       The Colonial Fund
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

UNDERSTANDING VALUE INVESTING

In selecting stocks for the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

[END SIDEBAR]




INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and capital growth and, secondarily, capital preservation. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in both stocks and bonds. The advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds and other fixed income securities.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving ist investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Stocks

In selecting stocks for the Fund, the advisor invests primarily in "value"stocks, but may also invest in "growth" stocks. The advisor generally selects stocks which, when purchased, fall into one of the following categories:

1. Companies which current business activities provide earnings, dividends or assets that represent above average value; or

2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

3. Companies with anticipated business growth prospects that represent above average value.

Bonds

In selecting bonds for the Fund, the advisor invests primarily in U.S. government securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.

PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

THE FUND The Colonial Fund


[BEGIN SIDEBAR]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year for the last ten year. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to       .


[END SIDEBAR]



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar-Year Total Returns (Class A)

[BEGIN DESCRIPTION OF BAR CHART]

                     Calendar-Year Total Returns (Class A)


20.00%  -7.50%  26.13%  12.96%  14.46%  -2.10%  28.60%  16.77%  26.05%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


[END DESCRIPTION OF BAR CHART]


The Fund's year-to-date total return through           Best quarter:
January   , 1998    %                                  Worst quarter:


Average Annual Total Returns -- for periods ending December 31, 1998

                                              1 Year        5 Years       10 Years

Class A (%)
-----------------------------------------------------------------------------------
Class B (%)
-----------------------------------------------------------------------------------
Class C (%)
-----------------------------------------------------------------------------------
 _____ Index (%)
-----------------------------------------------------------------------------------
Lipper Average (%)

THE FUND The Colonial Fund



[BEGIN SIDEBAR]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain the same

[bullet] No expense reductions in effect

[END SIDEBAR]





YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering     1.00(3)       5.00        1.00
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C

Management fee (%)                                    1.05        1.05        1.05
---------------------------------------------------------------------------------------
Distribution and service (12 b-1) fees (%)            0.25        1.00        1.00
---------------------------------------------------------------------------------------
Other expenses (%)                                    _.__        _.__        _.__
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)              _.__        _.__        _.__


Example Expenses (your actual costs may be higher or lower)

 Class                                    Year 1      Year 3      Year 5     Year 10

 Class A                                  $_,___      $_,___      $_,___      $_,___
 --------------------------------------- ---------- ----------- ----------- -----------
 Class B: did not sell your shares        $_,___      $_,___      $_,___      $_,___

          sold all your shares at         $_,___      $_,___      $_,___      $_,___
          the end of the period
 --------------------------------------- ---------- ----------- ----------- -----------
 Class C: did not sell your shares        $_,___      $_,___      $_,___      $_,___

          sold all your shares at         $_,___      $_,___      $_,___      $_,___
          the end of the period

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

INVESTMENT MINIMUMS(1)

Initial Investment ..................... $1,000

Subsequent Investments .....................$50

Automatic Purchase Plans ...................$50

Retirement Plans ...........................$25

[END SIDEBAR]





HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with yourbrokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT).  Be sure to complete the appropriate section of the application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.


(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Your Account


[BEGIN SIDEBAR]

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional investors. Class Z shares are made available through a separate prospectus provided to eligible institutional investors.

[END SIDEBAR]





SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.


The Colonial Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment    advisor firm

Less than $50,000                               5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00
---------------------------------------------------------------------------------------

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

Your Account


[BEGIN SIDEBAR]

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[END SIDEBAR]



Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:


Purchases Over $1 Million

Amount Purchased                                  Commission %

First $3 million                                      1.00
------------------------------------------------------------------------------
Next $2 million                                       0.50
------------------------------------------------------------------------------
Over $5 million                                       0.25


Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

Your Account



The Colonial Fund

                                                    % deducted when
Holding period after purchase                       shares are sold

Through first year                                        5.00
--------------------------------------------------------------------------------
Through second year                                       4.00
--------------------------------------------------------------------------------
Through third year                                        3.00
--------------------------------------------------------------------------------
Through fourth year                                       3.00
--------------------------------------------------------------------------------
Through fifth year                                        2.00
--------------------------------------------------------------------------------
Through sixth year                                        1.00
--------------------------------------------------------------------------------
Longer than six years                                     0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


The Colonial Fund

Years after purchase                        % deducted when shares are sold

Through first year                                       1.00
--------------------------------------------------------------------------------
Longer than one year                                     0.00

Your Account




HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Your Account




Outlined below are the various options for selling shares:

 Method               Instructions

 Through your         Call your financial advisor to place your sell order. To
 financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                      New York Stock Exchange (NYSE), usually 4:00 p.m.
 ---------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 ---------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance of your call.
 ---------------------------------------------------------------------------------------
 By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA)
                      owners. For details, call 1-800-345-6611.

                      Mail your  LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722
 ---------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
 ---------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.15% for Class A shares outstanding prior to April 1, 1989 and 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

Your Account




OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.

Your Account



[BEGIN SIDEBAR]

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[END SIDEBAR]




Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
 -------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 12 months.


Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 -------------------------------------------------------------------------------
 Receive all distributions in cash and(2)

[bullet] send the check to your address of record
[bullet] send the check to a third party address
[bullet] transfer the money to your bank via electronic funds transfer (EFT)


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.



(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------




INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc., located at One Financial Center, Boston, MA 02111-2621 , is the Fund's investment advisor. In its duties as investment advisor, Colonial Management Inc. runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Colonial Management Inc. has been an investment advisor since 1931. As of December 31, 1998, Colonial Management managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial Management Inc. by the Fund amounted to 0.__% of average net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The portfolio managers of the Fund's equity investments are as follows:

John E. Lennon, a Certified Financial Analyst and Vice President of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.

Gordon A. Johnson PhD., a Certified Financial Analyst and Vice President of Colonial, has co-managed the Fund since February, 1997 and has served as a associate portfolio manager of the Fund since June 1995. Prior to 1995, Mr. Johnson was a senior equity analyst with the Advisor.

The portfolio managers of the Fund's fixed income investments are as follows:

Leslie W. Finnemore, Vice President of Colonial, has co-managed the Fund since December, 1997 and managed various other Colonial taxable fixed-income funds since 1987.

William C. Hill, Vice President of Colonial, has co-managed the Fund since December, 1997 and has served as a member of the portfolio management team in the Advisor's mortgage group since November 1996. Prior to joining the Advisor, Mr. Hill was a mortgage analyst with Putnam Investments, Inc.

--------------------------------------------------------------------------------
Other Investment Strategies and Risks
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

UNDERSTANDING THE FUND'S
OTHER INVESTMENTS AND RISKS

The Fund's primary investments and its risks are described under "The Fund -- Primary Investment Strategies and Primary Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and investment techniques. These securities and investment techniques offer certain opportunities and carry various risks.

The Fund may elect not to buy all of these securities or use all of these techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its investment goals.

[END SIDEBAR]




HEDGING STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose value derives from the future, not current performance of an underlying security, an index or a currency. The Fund will use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) in connection with the Fund's bond holdings or to adjust the duration of the Fund's bond holdings. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities which are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Financial Highlights



--------------------------------------------------------------------------------
The Colonial Fund
--------------------------------------------------------------------------------

Financial Highlights



--------------------------------------------------------------------------------
The Colonial Fund
--------------------------------------------------------------------------------

Financial Highlights



--------------------------------------------------------------------------------
The Colonial Fund
--------------------------------------------------------------------------------

Financial Highlights



--------------------------------------------------------------------------------
The Colonial Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------




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                                                                              21

Notes


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                                                                              22

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                                                                              23

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881

[bullet] The Colonial Fund


[LIBERTY LOGO] L I B E R T Y
               COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT
               [bullet] STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (C)1998
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com


XX-00/000X-0000 X (1/99)




                               COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                           (The Colonial Fund-Class Z)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

THE COLONIAL FUND CLASS Z                          Prospectus, March 1, 1998


[bullet] THE COLONIAL FUND CLASS Z SHARES

Advised by Colonial Management Associates, Inc.



--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                              2
----------------------------------------
Investment Goals......................2  OTHER INVESTMENT
Primary Investment Strategies.........2  STRATEGIES AND RISKS                11
Primary Investment Risks..............2  ---------------------------------------
Performance History...................3  Hedging Strategies..................11
Your Expenses.........................4  When-Issued Securities, Forward
YOUR ACCOUNT                          5  Commitments and Dollar Rolls........11
----------------------------------------
How to Buy Shares.....................5  Year 2000 Compliance................12
Sales Charges.........................6
How to Exchange Shares................6  FINANCIAL HIGHLIGHTS                13
How to Sell Shares....................6  ---------------------------------------
Other Information About Your Account..7

MANAGING THE FUND                    10
----------------------------------------
Investment Advisor...................10
Portfolio Managers....................10



The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc. (LFD) or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any (i) investors who were Class I shareholders of the SoGen International Fund, SoGen Overseas Fund or SoGen Gold Fund as of the reorganization of these funds into Colonial Trust II and (ii) clients of investment advisory affiliates of LFD provided that the clients meet certain criteria established by LFD and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.


-------------------------------------------------
|  NOT FDIC-INSURED   |  MAY LOSE VALUE         |
|                     | NO BANK GUARANTEE       |
-------------------------------------------------

--------------------------------------------------------------------------------
     The Fund       The Colonial Fund
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

UNDERSTANDING VALUE INVESTING

In selecting stocks for the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

[END SIDEBAR]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and capital growth and, secondarily, capital preservation. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in both stocks and bonds. The advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds and other fixed income securities.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving ist investment objective.


In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Stocks

In selecting stocks for the Fund, the advisor invests primarily in "value"stocks, but may also invest in "growth" stocks. The advisor generally selects stocks which, when purchased, fall into one of the following categories:

1. Companies which current business activities provide earnings, dividends or assets that represent above average value; or

2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

3. Companies with anticipated business growth prospects that represent above average value.

Bonds

In selecting bonds for the Fund, the advisor invests primarily in U.S. government securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its goal, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospect is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

THE FUND       The Colonial Fund

[BEGIN SIDEBAR]


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year for the past ten years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance since comenctment on July 31, 1995. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to



[END SIDEBAR]



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for Class Z shares of the Fund through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar-Year Total Returns (Class A)

[BEGIN DESCRIPTION OF BAR CHART]

                     Calendar-Year Total Returns (Class A)


20.00%  -7.50%  26.13%  12.96%  14.46%  -2.10%  28.60%  16.77%  26.05%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


[END DESCRIPTION OF BAR CHART]


The Fund's year-to-date total return through           Best quarter:
January   , 1998    %                                  Worst quarter:



                                              1 Year      Since Inception on
                                                          July 31, 1995

Class Z (%)
-----------------------------------------------------------------------------------
Lipper Average (%)

THE FUND      The Colonial Fund


[BEGIN SIDEBAR]

Understanding Expenses

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[END SIDEBAR]




YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class Z

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering       0.00
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class Z

Management fee (%)(3)                                  0.60
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------------------------------------
Other expenses (%)                                     0.29
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)               0.89


Example Expenses (your actual costs may be higher or lower)

                                                      1 Year     3 Years  5 Years   10 Years

Class Z                                              $_______    $_______ $_______  $_______


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund or Class A of another fund at no additional cost. To exchange by telephone, call
                      1-800-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT). Be sure to complete the appropriate section of the
                      application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.

Your Account


[BEGIN SIDEBAR]

Choosing a Share Class

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares - Class A, B and C are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

Net asset value (NAV) is the value of a mutual fund share excluding any sales charges.



[END SIDEBAR]



SALES CHARGES
--------------------------------------------------------------------------------
Your purchase of Class Z shares generally are at net asset value and are not subject to an initial sales charge when you purchase, or a contingent deferred sales charge when you sell, shares of the Fund. The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from LFD or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any (i) investors who were Class I shareholders of the SoGen International Fund, SoGen Overseas Fund or SoGen Gold Fund as of reorganization of these funds into Colonial Trust II and (ii) clients of investment advisory affiliates of LFD, provided that the clients meet certain criteria established by LFD and its affiliates.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" (i) means your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Your Account



Outlined below are the various options for selling shares:

 Method               Instructions

 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the New York Stock Exchange (NYSE), usually 4:00 p.m.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737.  The dollar limit for telephone sales is $100,000 in a 30-day
                      period.  You do not need to set up this feature in advance of your call.
 -------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form to the address below.  In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries,
                      surviving joint owners and individual retirement account (IRA)
                      owners.  For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

Your Account


[BEGIN SIDEBAR]

Understanding Fund Distributions

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[END SIDEBAR]



You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
 -------------------------------------------------------------------------------------
 Mid-term             Represents capital gains on sales of securities held between 12
 capital gains        and 18 months.
 -------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 18 months.

Distribution Options The Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 -------------------------------------------------------------------------------
 Receive all distributions in cash(2)

[bullet] send the check to your address of record
[bullet] send the check to a third party address
[bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Your Account



In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------




INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of November 30, 1998, Colonial managed over $17 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Colonial Federal Securities Fund amounted to 0.60% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
The portfolio managers of the Fund's equity investments are as follows:

John E. Lennon, a Certified Financial Analyst and Vice President of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.

Gordon A. Johnson PhD, a Cerified Financial Analyst and Vice President of Colonial, has co-managed the Fund since February, 1997 and has serves a associate portfolio manager of the Fund since June 1995. Prior to 1995, Mr. Johnson was a senior equity analyst with the Advisor.

The portfolio managers of the Fund's fixed income investments are as follows:

Leslie W. Finnemore, Vice President of Colonial, has co-managed the Fund since December, 1997 and managed various other Colonial taxable fixed-income funds since 1987.

William C. Hill, Vice President of Colonial, has co-managed the Fund since December, 1997 and has served as a member of the portfolio management team in the Advisor's mortgage group since November 1996. Prior to joining the Advisor, Mr. Hill was a mortgage analyst with Putnam Investments, Inc.

--------------------------------------------------------------------------------
Other Investment Strategies and Risks
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

Understanding the Fund's
Other Investments and Risks

The Fund's primary investments and its risks are described under "The Fund -- Primary Investment Strategies and Primary Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and investment techniques. These securities and investment techniques offer certain opportunities and carry various risks.

The Fund may elect not to buy all of these securities or use all of these techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its investment goals.

[END SIDEBAR]





HEDGING STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose value derives from the future, not current performance of an underlying security, an index or a currency. The Fund will use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) in connection with the Fund's bond holdings or to adjust the duration of the Fund's bond holdings. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities which are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor and transfer agent "Liberty Companies" are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). You can request a free annual report by calling 1-800-426-3750.

Financial Highlights

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can also obtain copies, upon payment of a duplicating fee, by writing or calling the following:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881



[bullet] The Colonial Fund





[LIBERTY LOGO] L I B E R T Y
               COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT
               [bullet] STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (C)1998
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com



FS-01/441G-1298

                               COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                     (Colonial International Horizons Fund)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

COLONIAL INTERNATIONAL HORIZONS FUND Prospectus, March 1, 1999
--------------------------------------------------------------------------------


Advised by Colonial Management Associates, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

---------------------|--------------------------
   NOT FDIC-INSURED  |    MAY LOSE VALUE
                     |   NO BANK GUARANTEE
---------------------|--------------------------


--------------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

THE FUND
----------------------------------------------
Investment Goals.............................
Primary Investment Strategies................
Primary Investment Risks.....................
Performance History .........................
Your Expenses................................


YOUR ACCOUNT
----------------------------------------------
How to Buy Shares .........................

Sales Charges .............................

How to Exchange Shares ....................

How to Sell Shares ........................

Distribution and Service Fees .............

Other Information About Your Account ......

MANAGING THE FUND
----------------------------------------------
Investment Advisor ........................

Portfolio Managers ........................

Year 2000..................................


FINANCIAL HIGHLIGHTS ......................
----------------------------------------------

--------------------------------------------------------------------------------
The Fund   Colonial International Horizons Fund
--------------------------------------------------------------------------------
[start sidebar]

INFLATION SENSITIVE COMPANIES

In selecting stocks for the Fund, the
advisor will choose companies in industries and markets which the advisor believes will react favorably to inflation in the U.S.
economy. Inflation sensitive companies in which the Fund may invest include companies engaged in the development and processing of natural resources and companies engaged in consumer oriented business.

[end sidebar]


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks preservation of capital purchasing power and long-term growth. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in securities of inflation sensative companies located outside of the U.S. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.

At times the Advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (See back cover for address and phone number).


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which would cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here. Additionally, as a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total net assets in the securities of a single company. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volitile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or natioanlization of the company or its assets.

Emerging markets are also subject to risk. The risks of foreign investments are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

--------------------------------------------------------------------------------
The Fund   Colonial International Horizons Fund
--------------------------------------------------------------------------------

[start sidebar]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the
Fund's Class A share performance for
each complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods.
It includes the effects
of Fund expenses. The table shows each
class's returns with and without sales
charges.


The Fund's return is compared to___________.


[end sidebar]

PERFORMANCE HISTORY (1)
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1998.
The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[bar chart]

1992
1993
1994
1995
1996
1997
1998

[end bar chart]



Best quarter: _______ quarter, _____%
Worst quarter: ______ quarter, _____%

--------------------------------------------------------------------------------
Average Annual Total Returns--for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                  1 Year       5 Years        10 Years


Class A (%)
--------------------------------------------------------------------------------
Class B (1) (%)
--------------------------------------------------------------------------------
Class C (1)(%)
--------------------------------------------------------------------------------
________Index (%)
--------------------------------------------------------------------------------
Lipper Average (%)
--------------------------------------------------------------------------------

THE FUND Colonial International Horizons Fund


[start sidebar]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.

Annual Fund Operating Expenses are
deducted from the Fund. They include
management fees, 12b-1 fees, brokerage
costs, and administrative costs
including pricing and custody services.

Example Expenses helps you compare the
cost of investing in the Fund to the
cost of investing in other mutual funds.
The table does not take into account any expense reduction arragements discussed in the footnotes to the Annual Fund
Operating Expenses table. It uses the
following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[end sidebar]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(1)(2) (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                        1.00(3)     5.00        1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Management fee (%)
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
-----------------------------------------------------------------------------------
Other expenses (%)
-----------------------------------------------------------------------------------
Total annual fund operating expenses (%)


--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                                     1 Year      3 Years     5 Years    10 Years
Class A
-----------------------------------------------------------------------------------
Class B: did not sell your shares

         sold all your shares at
         the end of the period
-----------------------------------------------------------------------------------
Class C: did not sell your shares

         sold all your shares at
         the end of the period


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

--------------------------------------------------------------------------------
The Fund   Colonial International Horizons Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

[start sidebar]

INVESTMENT MINIMUMS(1)

Initial Investment ........... $1,000
Subsequent Investments .......... $50
Automatic Purchase Plans ........ $50
Retirement Plans ................ $25

[end sidebar]

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method               Instructions
Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.
--------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
--------------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
(EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically invested
diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[start sidebar]

CHOOSING A SHARE CLASS

The Fund offers three classes of shares
in this prospectus -- Class A, B and C.
Each share class has its own sales
charge and expense structure.
Determining which share class is best
for you depends on the dollar amount you are investing and the number of years for which you are willing to invest.
Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of
$1 million or more are automatically
invested in Class A shares. Based on
your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


[end sidebar]

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the Fund may waive these charges,as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
Colonial International Horizons Fund
--------------------------------------------------------------------------------

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $100,000                              5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

| Your Account
|

[start sidebar]

UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C
shares are subject to a contingent
deferred sales charge (CDSC). You will
pay the CDSC only on shares you sell
within a certain amount of time after
purchase. The CDSC generally declines
each year until there is no charge for
selling shares. The CDSC is applied to
the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[end sidebar]

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount Purchased                        Commission %
----------------------------------------------------
First $3 million                            1.00
----------------------------------------------------
Next $2 million                             0.50
----------------------------------------------------
Over $5 million                             0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 ($100,000 for Colonial Short Duration U.S. Government Fund) within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

--------------------------------------------------------------------------------
Colonial International Horizons Fund
--------------------------------------------------------------------------------

                                                          % deducted when
      Holding period after purchase                       shares are sold
      Through first year                                        5.00
      --------------------------------------------------------------------
      Through second year                                       4.00
      --------------------------------------------------------------------
      Through third year                                        3.00
      --------------------------------------------------------------------
      Through fourth year                                       3.00
      --------------------------------------------------------------------
      Through fifth year                                        2.00
      --------------------------------------------------------------------
      Through sixth year                                        1.00
      --------------------------------------------------------------------
      Longer than six years                                     0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
Colonial International Horizons Fund
--------------------------------------------------------------------------------

Years after purchase                        % deducted when shares are sold
---------------------------------------------------------------------------
Through first year                                       1.00
---------------------------------------------------------------------------
Longer than one year                                     0.00

| Your Account
|

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determinesthat your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method               Instructions
Through your         You may call your financial advisor to place your sell
financial advisor    order.  Toreceive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of the NYSE, usually 4:00 p.m.
--------------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an
                     existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA)
                     owners. For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account
                     application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1)  Class B shares automatically convert to Class
     A shares after eight years, eliminating the distribution fee.

| Your Account
|

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

[start sidebar]

UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
experience capital gains and losses on
sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[end sidebar]

Dividends, Distributions, and Taxes   The Fund has the potential to make the
following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
--------------------------------------------------------------------------------------
Long-term            Represents capital gains on sales of securities held longer
capital gains        than 12 months.

Distribution Options  The Fund declares dividends semi-annually.
Any capital gains are distributed at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash(2)

[bullet] send the check to your address of record

[bullet] send the check to a third party address

[bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 1999, Colonial managed over $______ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Gita Rao, a vice president of Colonial,co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining Colonial, she was a global equity research analyst at Fidelity Management & Research Company from 1994 to 1995 and a vice president in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.

Nicholas Chajar, an assistant vice president of Colonial, co-manages the Fund. Mr. Ghajar has been either an associate portfolio manager or an equity analyst of various equity funds since 1989.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
Colonial International Horizons Fund
--------------------------------------------------------------------------------


                                                                       Year ended October 31
                                              1998                             1997                             1996
                                  Class A    Class B    Class C    Class A    Class B    Class C(b)       Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment income (a)
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders:

From net investment income
----------------------------------------------------------------------------------------------------------------------------------

In excess of net investment
income
----------------------------------------------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------------------------------------------

Total return (b)(c)
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses (d)
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (d)
----------------------------------------------------------------------------------------------------------------------------------

Fees and expenses waived or
borne by the advisor (d)
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------------------------------------------

|Financial Highlights
|
--------------------------------------------------------------------------------
Colonial International Horizons Fund
--------------------------------------------------------------------------------

                                                          Year ended October 31
                                                1995                            1994
                                         Class A    Class B              Class A    Class B
Net asset value--
Beginning of period
----------------------------------------------------------------------------------------------

Income from Investment Operations

Net investment income (a)
----------------------------------------------------------------------------------------------

Net realized and unrealized gain
(loss)
----------------------------------------------------------------------------------------------

Total from Investment Operations
----------------------------------------------------------------------------------------------

Less Distributions Declared to
Shareholders

From net investment income
----------------------------------------------------------------------------------------------

In excess of net investment income
----------------------------------------------------------------------------------------------

Total Distributions Declared to
Shareholders
----------------------------------------------------------------------------------------------

Net asset value--
End of period
----------------------------------------------------------------------------------------------

Total return (c)(d)
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets

Expenses
----------------------------------------------------------------------------------------------

Net investment income
----------------------------------------------------------------------------------------------

Fees and expenses waived or borne
by the advisor
----------------------------------------------------------------------------------------------

Portfolio turnover
----------------------------------------------------------------------------------------------

Net assets at end of period (000)
----------------------------------------------------------------------------------------------

(a) Net of fees and expenses
waived or borne by the advisor
which amounted to:
----------------------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund's
Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-881

[bullet] Colonial International Horizons Fund


--------------------------------------------------------------------------------
[Liberty logo]
COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT [bullet] STEIN ROE ADVISOR Liberty Funds Distributor, Inc. (C) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

IH-01/299

                               COLONIAL TRUST III


                  Cross Reference Sheet Pursuant to Rule 481(a)
                          (Colonial Global Equity Fund)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

COLONIAL GLOBAL EQUITY FUND                       Prospectus, March 1, 1999


Advised by Colonial Management Associates, Inc.



DRAFT DATED
DECEMBER 1, 1998



--------------------------------------------------------------------------------
TABLE OF CONTENTS
THE FUND
--------------------------------------------------------------------------------
Investment Goals ...............................................................
Primary Investment Strategies ..................................................
Primary Investment Risks .......................................................
Performance History ............................................................
Your Expenses ..................................................................

YOUR ACCOUNT
--------------------------------------------------------------------------------
How to Buy Shares ..............................................................
Sales Charges ..................................................................
How to Exchange Shares .........................................................
How to Sell Shares .............................................................
Distribution and Service Fees ..................................................
Other Information About Your Account ...........................................


MANAGING THE FUND
--------------------------------------------------------------------------------
Investment Advisor .............................................................
Portfolio Managers .............................................................
Year 2000 Compliance ...........................................................

Although these securities have been
registered with the Securities and
Exchange Commission, the Commission
has not approved any shares offered in
this prospectus or determined whether
this prospectus is accurate or complete.
Any representation to the contrary is a
criminal offense.

--------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
--------------------------------------------

The Fund  Colonial Global Equity Fund


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth by investing primarily in global equities. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. and foreign equity securities, and generally expects to invest primarily in equity securities. The Fund may invest in the debt or equity securities of companies and governments of any nation, but will generally be invested in the equity securities of issuers in at least three countries including the U.S.

The Fund will invest in shares of other investment companies. Investments in investment companies involves payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volitile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or natioanlization of the company or its assets.

THE FUND Colonial Global Equity Fund


[BEGIN SIDEBAR]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to     .



[END SIDEBAR]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1997. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar-Year Total Returns (Class A)

[BAR CHART]

Calendar-Year Total Returns (Class A)

1989             --
1990             --
1991             --
1992             --
1993          35.20%
1994         - 1.62%
1995          16.45%
1996          19.03%
1997          14.55%
1998             --
[END BAR CHART]

The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +3.48%
through September 30, 1998 was 5.33%     Worst quarter: 2nd quarter 1994, -0.30%


Average Annual Total Returns -- for periods ending December 31, 1997

                                                           Since
                                                         Inception
                                                         (April 1,
                                            1 Year         1994)


Class A (%)
---------------------------------------------------------------------
Class B (%)
---------------------------------------------------------------------
Class C (%)
---------------------------------------------------------------------
 _____ Index (%)
---------------------------------------------------------------------
Lipper Average (%)

THE FUND Colonial Global Equity Fund


[BEGIN SIDEBAR]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[END SIDEBAR]



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C

Maximum sales charge (load) on purchases (%)           5.75        0.00        0.00
(as a percentage of the offering price)
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on                1.00(3)     5.00        1.00
redemptions (%) (as a percentage of the offering
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C

Management fee(4) (%)
---------------------------------------------------------------------------------------
Distribution and service (12 b-1) fees (%)             0.25        1.00        1.00
---------------------------------------------------------------------------------------
Other expenses(4) (%)                                  _.__        _.__        _.__
---------------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)            _.__        _.__        _.__


Example Expenses (your actual costs may be higher or lower)

 Class                                    Year 1      Year 3      Year 5     Year 10

 Class A                                  $_,___      $_,___      $_,___      $_,___
---------------------------------------------------------------------------------------
 Class B: did not sell your shares        $_,___      $_,___      $_,___      $_,___

          sold all your shares at         $_,___      $_,___      $_,___      $_,___
          the end of the period
---------------------------------------------------------------------------------------
 Class C: did not sell your shares        $_,___      $_,___      $_,___      $_,___

          sold all your shares at         $_,___      $_,___      $_,___      $_,___
          the end of the period

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%.

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------


[BEGIN SIDEBAR]

INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25

[END SIDEBAR]




HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:

 Method              Instructions

 Through your        Your financial advisor can help you establish your account and
 financial advisor   buy Fund shares on your behalf.
 -------------------------------------------------------------------------------------
 By check            For new accounts, send a completed application and check made
 (new account)       payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check            For existing accounts, fill out and return the additional
 (existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By exchange         You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost.
                     To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire             You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                     1-800-422-3737 to obtain a control number and the wiring
                     instructions.
 -------------------------------------------------------------------------------------
 By electronic       You may purchase shares by electronically transferring money
 funds transfer      from your bank account to your fund account by calling
 (EFT)               1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic           You can make monthly or quarterly investments automatically
 investment plan     from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                     (EFT).  Be sure to complete the appropriate section of the application for this feature.
 -------------------------------------------------------------------------------------
 By dividend         Dividends distributed by one fund can be automatically invested
 diversification     into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                     1-800-345-6611.




(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.


Colonial Global Equity Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment    advisor firm

Less than $50,000                               5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00
---------------------------------------------------------------------------------------


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


[sidebar]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

Your Account

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:


Purchases Over $1 Million

Amount Purchased                                    Commission %

First $3 million                                        1.00
--------------------------------------------------------------------------------
Next $2 million                                         0.50
--------------------------------------------------------------------------------
Over $5 million                                         0.25


Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

[sidebar]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Your Account


Colonial Global Equity Fund

Holding period after purchase                          % deducted when
                                                       shares are sold
Through first year                                           5.00
------------------------------------------------------------------------------------
Through second year                                          4.00
------------------------------------------------------------------------------------
Through third year                                           3.00
------------------------------------------------------------------------------------
Through fourth year                                          3.00
------------------------------------------------------------------------------------
Through fifth year                                           2.00
------------------------------------------------------------------------------------
Through sixth year                                           1.00
------------------------------------------------------------------------------------
Longer than six years                                        0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


Colonial Global Equity Fund

Years after purchase                            % deducted when shares are sold

Through first year                                           1.00
-------------------------------------------------------------------------------------
Longer than one year                                         0.00

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Your Account


Outlined below are the various options for selling shares:

 Method               Instructions

 Through your         Call your financial advisor to place your sell order. To
 financial advisor    receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the
                      New York Stock Exchange (NYSE), usually 4:00 p.m.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance of your call.
 -------------------------------------------------------------------------------------
 By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA)
                      owners. For details, call 1-800-345-6611.

                      Mail your  LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)


(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.

Your Account

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income     Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                     sells within a 12-month period.
 -------------------------------------------------------------------------------------
 Long-term           Represents capital gains on sales of securities held longer
 capital gains       than 12 months.


Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 -------------------------------------------------------------------------------
 Receive all distributions in cash and(2)

[bullet] send the check to your address of record
[bullet] send the check to a third party address
[bullet] transfer the money to your bank via electronic funds transfer (EFT)


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

[sidebar]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc., located at One Finacial Center, Boston, MA 02111-2621 , is the Fund's investment advisor. In its duties as investment advisor, Colonial Management Inc. runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Colonial Management Inc has been an investment advisor since 1931. As of December 31, 1998, Colonial Management managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial Management Inc. by the Fund amounted to 0.__% of average net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Gita Rao, a Vice President of the Advisor, co-manages the Fund. Ms. Rao has managed various other Colonial funds since 1995. Prior to joining the Advisor, she was a global equity analyst at Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.

Nicholas Ghaja co-manages the Fund. Mr. Ghajar has been either an associate portfolio manager or an equity analyst or various equity funds since 1989.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


Clonial Global Equity Fund

                                                          Years Ended October 31                            Period Ended October 31
                                       1998              1997               1996               1995                  1994

                                      Class A           Class A            Class A            Class A               Class A
   Net asset value --
   Beginning of period
------------------------------------------------------------------------------------------------------------------------------------
   Income from Investment
   Operations

   Net investment income(a)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
   gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment
   Operations
------------------------------------------------------------------------------------------------------------------------------------
   Less Distributions Declared to
   Shareholders

   From net investment income
 -----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
   Declared to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value --
   End of period
------------------------------------------------------------------------------------------------------------------------------------
   Total return (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets

   Expenses
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income
------------------------------------------------------------------------------------------------------------------------------------
   Fees and expenses waived or
   borne by the Advisor
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period
   (000)
------------------------------------------------------------------------------------------------------------------------------------
   (a) Net of fees and
   expenses waived or borne by
   the Advisor which amounted
   to:
------------------------------------------------------------------------------------------------------------------------------------


(b) Class C shares were initially offered on January 4, 1995. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g) Annualized.

Notes

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                                                                              15

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                                                                              16

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                                                                              17

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881

[bullet] Colonial Global Equity Fund


[LIBERTY LOGO] L I B E R T Y
               COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT
               [bullet] STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (C)1998
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com


XX-00/000X-0000 X (1/99)



                               COLONIAL TRUST III


                 Cross Reference Sheet Pursuant to Rule 481 (a)
                        (Colonial Global Utilities Fund)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

COLONIAL GLOBAL UTILITIES FUND     Prospectus, March 1, 1999

Advised by Stein Roe & Farnham Incorporated

----------------------
| DRAFT DATED        |
| DECEMBER 24, 1998  |
----------------------




-----------------------------------------
TABLE OF CONTENTS

THE FUND
-----------------------------------------

Investment Goals.........................

Primary Investment Strategies............

Primary Investment Risks.................

Performance History......................

Your Expenses............................


YOUR ACCOUNT
-----------------------------------------
How to Buy Shares........................

Sales Charges............................

How to Exhange Shares....................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account


MANAGING THE FUND
-----------------------------------------

Investment Advisor.......................

Portfolio Managers.......................

Year 2000 Compliance.....................


FINANCIAL HIGHLIGHTS
-----------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------
|  NOT FDIC-INSURED   |  MAY LOSE VALUE         |
|                     | NO BANK GUARANTEE       |
-------------------------------------------------

The Fund  Colonial Global Utilities Fund



INVESTMENT GOALS
------------------------------------------------------------------------
The Fund seeks current income and long-term growth of capital and income. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


PRIMARY INVESTMENT STRATEGIES
------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. and foreign securities of utility companies. The advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).


PRIMARY INVESTMENT RISKS
------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are also subject to special risks. Foreign stock markets can be extremely volatile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

[sidebar]
UTILITY COMPANIES

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media.
[end sidebar]



                                                                          ------

THE FUND  Colonial Global Utilities Fund



PERFORMANCE HISTORY
------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.



Calendar-Year Total Returns (Class A)

[bar chart]

1989
1990
1991
1992      10.36%
1993      15.04%
1994      -6.85%
1995      18.05%
1996      12.69%
1997      22.46%
1998



The Fund's year-to-date total return through           Best quarter:

_______________.                                       Worst quarter:



Average Annual Total Returns -- for periods ending December 31, 1998

                                           Since
                                         Inception
                                        (August 23,
                              1 Year        1991)
Class A (%)
-----------------------------------------------------
Class B (%)
-----------------------------------------------------
Class C (%)
-----------------------------------------------------
 _____ Index (%)
-----------------------------------------------------
Lipper Average (%)


[sidebar]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to       .

[end sidebar]



                                                                          ------

THE FUND  Colonial Global Utilities Fund


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.



Shareholder Fees(1)(2) (paid directly from your investment)

                                   Class A     Class B   Class C
Maximum sales charge (load) on
purchases (%) (as a percentage of
the offering price)                  5.75      0.00      0.00
----------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the offering price)   1.00(3)    5.00      1.00


Annual Fund Operating Expenses (deducted directly from the Fund)

                                   Class A     Class B   Class C
Management fee(4) (%)                0.xx       0.xx       0.xx
------------------------------------------------------------------
Distribution and service (12 b-1)
fees (%)                             0.25       1.00       1.00
------------------------------------------------------------------
Other expenses(4) (%)                0.xx       0.xx       0.xx
------------------------------------------------------------------
Total annual fund operating
expenses(4) (%)                      x.xx       x.xx       x.xx


Example Expenses (your actual costs may be higher or lower)

 Class                                 Year 1  Year 3  Year 5  Year 10

 Class A                                 $xx     $xx    $xx    $xx
 -----------------------------------------------------------------------
 Class B: did not sell your shares       $xx     $xx    $xx    $xx

         sold all your shares at
          the end of the period          $xx     $xx    $xx    $xx
 -----------------------------------------------------------------------
 Class C: did not sell your shares       $xx     $xx    $xx    $xx

          sold all your shares at
          the end of the period          $xx     $xx    $xx    $xx


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


[sidebar]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain the same

[bullet] No expense reductions in effect
[end sidebar]



                                                                          ------

Your Account

How to Buy Shares
------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT). Be sure to complete the appropriate section of the
                      application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.


(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


[sidebar]
INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25
[end sidebar]



                                                                          ------

Your Account


SALES CHARGES
------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.



Colonial Global Utilities Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment    advisor firm

Less than $50,000                               5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00
---------------------------------------------------------------------------------------

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


[sidebar]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
[end sidebar]



                                                                          ------

Your Account


Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:



Purchases Over $1 Million

Amount Purchased                       Commission %
First $3 million                           1.00
------------------------------------------------------------
Next $2 million                            0.50
------------------------------------------------------------
Over $5 million                            0.25


Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.


[sidebar]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar]



                                                                          ------

Your Account


Colonial Global Utilities Fund

                                         % deducted when
    Holding period after purchase        shares are sold
    Through first year                        5.00
    ------------------------------------------------------------
    Through second year                       4.00
    ------------------------------------------------------------
    Through third year                        3.00
    ------------------------------------------------------------
    Through fourth year                       3.00
    ------------------------------------------------------------
    Through fifth year                        2.00
    ------------------------------------------------------------
    Through sixth year                        1.00
    ------------------------------------------------------------
    Longer than six years                     0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


Colonial Global Utilities Fund

Years after purchase       % deducted when shares are sold
Through first year                         1.00
------------------------------------------------------------
Longer than one year                       0.00


                                                                          ------

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.



                                                                          ------

Your Account

Outlined below are the various options for selling shares:

 Method               Instructions

 Through your         Call your financial advisor to place your sell order. To
 financial advisor    receive the current trading day's price, your financial
                      advisor firm must receive your request prior to the close
                      of the New York Stock Exchange (NYSE), usually 4:00 p.m.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737.  The dollar limit for telephone sales is $100,000 in a 30-day
                      period.  You do not need to set up this feature in advance of your call.
 -------------------------------------------------------------------------------------
 By mail              Send a signed letter of instruction (LOI) or stock power
                      form along with any certificates to be sold to the address below.  In your LOI, note your fund's name, share class,
                      account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for
                      sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)


(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.


                                                                          ------

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.


                                                                          ------

Your Account

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
 -------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 12 months.


Distribution Options The Fund distributes any dividends monthly and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 ------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 ------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 ------------------------------------------------------------------------------
 Receive all distributions in cash and(2)

 [bullet] send the check to your address of record
 [bullet] send the check to a third party address
 [bullet] transfer the money to your bank via electronic funds transfer (EFT)


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


[sidebar]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar]


                                                                          ------

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated, located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Stein Roe is a successor to an investment advisory business that was founded in 1932. As of December 31, 1998, Stein Roe managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.__% of average net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Ophelia Barsketis, Senior Vice President of the Advisor, has co-managed the Portfolio since September 1993. Ms. Barsketis joined the Advisor in
1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities.

Deborah A. Jansen, Senior Vice President of the Advisor, has co-managed the Portfolio since April, 1996. Ms. Jansen joined the Advisor in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left the Advisor in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                          ------

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


Colonial Global Utilities Fund

                                                                             Years Ended August 31
                                                    1998                            1997                            1996

                                      Class A     Class B   Class C      Class A   Class B   Class C     Class A   Class B   Class C
   Net asset value --
   Beginning of period
------------------------------------------------------------------------------------------------------------------------------------
   Income from Investment
   Operations

   Net investment income(a)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
   gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment
   Operations
------------------------------------------------------------------------------------------------------------------------------------
   Less Distributions Declared to
   Shareholders

   From net investment income
 -----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
   Declared to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value --
   End of period
------------------------------------------------------------------------------------------------------------------------------------
   Total return (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to average net assets

   Expenses
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income
------------------------------------------------------------------------------------------------------------------------------------
   Fees and expenses waived or
   borne by the Advisor
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period
   (000)
------------------------------------------------------------------------------------------------------------------------------------
   (a) Net of fees and
   expenses waived or borne by
   the Advisor which amounted
   to:
------------------------------------------------------------------------------------------------------------------------------------


(b)
(c)
(d)
(e)
(f)
(g)


                                                                          ------

Financial Highlights

Colonial Global Utilities Fund

                                                           Years Ended August 31
                                                    1995                            1994

                                      Class A     Class B   Class C      Class A   Class B   Class C
   Net asset value --
   Beginning of period
------------------------------------------------------------------------------------------------------
   Income from Investment
   Operations

   Net investment income(a)
------------------------------------------------------------------------------------------------------
   Net realized and unrealized
   gain (Loss)
------------------------------------------------------------------------------------------------------
   Total from Investment
   Operations
------------------------------------------------------------------------------------------------------
   Less Distributions Declared to
   Shareholders

   From net investment income
 -----------------------------------------------------------------------------------------------------
   Total Distributions
   Declared to Shareholders
------------------------------------------------------------------------------------------------------
   Net asset value --
   End of period
------------------------------------------------------------------------------------------------------
   Total return (c)(d)
------------------------------------------------------------------------------------------------------
   Ratios to average net assets

   Expenses
------------------------------------------------------------------------------------------------------
   Net investment income
------------------------------------------------------------------------------------------------------
   Fees and expenses waived or
   borne by the Advisor
------------------------------------------------------------------------------------------------------
   Portfolio turnover
------------------------------------------------------------------------------------------------------
   Net assets at end of period
   (000)
------------------------------------------------------------------------------------------------------
   (a) Net of fees and
   expenses waived or borne by
   the Advisor which amounted
   to:
------------------------------------------------------------------------------------------------------


(b)
(c)
(d)
(e)
(f)
(g)

                                                                          ------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881
[bullet] Colonial Global Utilities Fund

[LIBERTY LOGO] L I B E R T Y
               COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT
               [bullet] STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (C)1998
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com


XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III


                 Cross Reference Sheet Pursuant to Rule 481 (a)
                       (Colonial Strategic Balanced Fund)


Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5                               Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund; Your Account

9.                              Financial Highlights

COLONIAL STRATEGIC BALANCED FUND   Prospectus, March 1, 1999

Advised by Colonial Management Associates, Inc.

----------------------
| DRAFT DATED        |
| DECEMBER 24, 1998  |
----------------------




-----------------------------------------
TABLE OF CONTENTS

THE FUND
-----------------------------------------

Investment Goals.........................

Primary Investment Strategies............

Primary Investment Risks.................

Performance History......................

Expenses.................................



YOUR ACCOUNT
-----------------------------------------

How to Buy Shares........................

Sales Charges............................

How to Exhange Shares....................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account.....



MANAGING THE FUND
-----------------------------------------

Investment Advisor.......................

Portfolio Managers.......................

Year 2000 Compliance.....................


FINANCIAL HIGHLIGHTS
-----------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------
|  NOT FDIC-INSURED   |  MAY LOSE VALUE         |
|                     | NO BANK GUARANTEE       |
-------------------------------------------------

The Fund  Colonial Strategic Balanced Fund

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth, consistent with prudent risk. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund seeks to achieve its objective by investing in both equity and debt securities of U.S. and foreign issuers. Under normal conditions, at least 25% of the Fund's total assets will be invested in debt securities and at least 40% will be invested in equity securities. The Advisor may vary this allocation between debt securities and equity securities at any given time.

At times the Advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

Equity Securities

In selecting investments for the equity securities portion of the Fund's portfolio, the Advisor will allocate the Fund's assets among the following categories.

1. Large capitalization of stocks, which are stocks of companies with market capitalizations of $1 billion or more at the time of purchase;

2. Small capitalization stocks, which are stocks of companies with market capitalizations of less than $1 billion at the time of purchase; and

3. Foreign securities.

The allocation of the equity portion of the Fund's assets will depend upon the Advisor's assessment of the relative risk and expected performance of each category.

Debt Securities

In selecting investments for the debt securities portion of the Fund's portfolio, the Advisor will allocate the Fund's assets among the following categories:

1. U.S. government securities;

2. Securities guaranteed by foreign governments;

3. Securities issued by foreign companies, governments and government-related entities; and

4. Lower rated debt securities.


PRIMARY RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which would cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

                                                                          ------

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a decline or increase in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volitile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or natioanlization of the company or its assets.

Emerging markets are also subject to risk. The risks of foreign investments are typically increased in less developed and developing countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Because the Fund may invest in securities issued by private entities, including certain types of mortgaged-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Lower rated debt securities are securities rated below BBB by Standard & Poor's Corporation or below Baa by Moody's Investor Services, Inc. The Advisor may determine that certain unrated securities qualify as lower rated if the security has comparable credit quality. Lower rated securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

                                                                          ------

THE FUND  Colonial Strategic Balanced Fund

PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for each class of Fund shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


Calendar-Year Total Returns (Class A)

[bar chart]

1989
1990
1991
1992
1993
1994
1995      38.00%
1996      15.68%
1997      14.64%
1998




The Fund's year-to-date total return through                Best quarter:
                                                            Worst quarter:


Average Annual Total Returns -- for periods ending December 31, 1998

                                    Since Inception
                         1 Year  (September 19, 1994)
Class A (%)
----------------------------------------------------
Class B (%)
----------------------------------------------------
Class C (%)
----------------------------------------------------
 _____ Index (%)
----------------------------------------------------
Lipper Average (%)

[sidebar]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's return is compared to       .

[end sidebar]

                                                                          ------

THE FUND  Colonial Strategic Balanced Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                   Class A  Class B  Class C
Maximum sales charge (load) on
 purchases (%) (as a percentage of
 the offering price)                  4.75    0.00    0.00
------------------------------------------------------------
Maximum deferred sales charge
 (load) on redemptions (%)
 (as a percentage of the
 offering price)                     1.00(3)  5.00    1.00


Annual Fund Operating Expenses (deducted directly from the Fund)

                                   Class A  Class B  Class C
Management fee (%)                   0.xx    0.xx    0.xx
------------------------------------------------------------
Distribution and service (12 b-1)
 fees (%)                            0.55    1.00    1.00
------------------------------------------------------------
Other expenses (%)                   0.xx    0.xx    0.xx
------------------------------------------------------------
Total annual fund operating
 expenses (%)                        x.xx    x.xx    x.xx


Example Expenses (your actual costs may be higher or lower)

 Class                                 Year 1  Year 3  Year 5  Year 10

 Class A                                 $xx     $xx    $xx     $xx
 ----------------------------------------------------------------------
 Class B: did not sell your shares
                                         $xx     $xx    $xx     $xx
         sold all your shares at
          the end of the period          $xx     $xx    $xx     $xx
 ----------------------------------------------------------------------
 Class C: did not sell your shares       $xx     $xx    $xx     $xx

          sold all your shares at
          the end of the period          $xx     $xx    $xx     $xx


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.


[sidebar]
UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain the same

[bullet] No expense reductions in effect
[end sidebar]


                                                                          ------

Your Account

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are various ways you can purchase shares:

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT). Be sure to complete the appropriate section of the
                      application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


[sidebar]
INVESTMENT MINIMUMS(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25
[end sidebar]


                                                                          ------

Your Account

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.


Colonial Strategic Balanced Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment    advisor firm

Less than $50,000                               4.75           4.99             4.25
-----------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71             4.00
-----------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63             3.00
-----------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56             2.00
-----------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04             1.75
-----------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00             0.00
-----------------------------------------------------------------------------------------



(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


[sidebar]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
[end sidebar]


                                                                          ------

Your Account

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:


Purchases Over $1 Million

Amount Purchased                       Commission %

First $3 million                           1.00
------------------------------------------------------------
Next $2 million                            0.50
------------------------------------------------------------
Over $5 million                            0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.


[sidebar]
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar]


                                                                          ------

Your Account

Colonial Strategic Balanced Fund

                                         % deducted when
    Holding period after purchase        shares are sold
    Through first year                        5.00
    ------------------------------------------------------------
    Through second year                       4.00
    ------------------------------------------------------------
    Through third year                        3.00
    ------------------------------------------------------------
    Through fourth year                       3.00
    ------------------------------------------------------------
    Through fifth year                        2.00
    ------------------------------------------------------------
    Through sixth year                        1.00
    ------------------------------------------------------------
    Longer than six years                     0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


Colonial Strategic Balanced Fund

Years after purchase       % deducted when shares are sold
Through first year                         1.00
------------------------------------------------------------
Longer than one year                       0.00


                                                                          ------

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                          ------

Your Account

Outlined below are the various options for selling shares:

 Method               Instructions

 Through your         Call your financial advisor to place your sell order. To
 financial advisor    receive the current trading day's price, your financial
                      advisor firm must receive your request prior to the close
                      of the New York Stock Exchange (NYSE), usually 4:00 p.m.
 -------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737.  The dollar limit for telephone sales is $100,000 in a 30-day
                      period.  You do not need to set up this feature in advance of your call.
 -------------------------------------------------------------------------------------
 By mail              Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below.
                      In your LOI, note your fund's name, share class, account
                      number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and
                      signatures must be guaranteed by either a bank, a member
                      firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.55% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)


(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.


                                                                          ------

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of the Fund's Class A shares in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.


                                                                          ------

Your Account

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
 -------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 12 months.


Distribution Options The Fund distributes any dividends monthly and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 ------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 ------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 ------------------------------------------------------------------------------
 Receive all distributions in cash and(2)

 [bullet] send the check to your address of record
 [bullet] send the check to a third party address
 [bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


[sidebar]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar]


                                                                          ------

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc., located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial Management runs the Fund's day-to day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Colonial Management has been an investment advisor since 1931. As of December 31, 1998, Colonial Management managed over $__ billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial Management by the Fund amounted to 0.__% of average net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Carl C. Ericson, Senior Vice President, Director and Manager of the Taxable Fixed Income Group of Colonial Management, has co-managed the Fund since its inception in 1994 and has been employed by Colonial Management as a portfolio manager since 1985.

Gita Rao joined Colonial Management in 1995. Prior to joining Colonial Management, Ms. Rao was a global equity research analyst for Fidelity Management & Research Company from 1994 to 1995 and a Vice President in the domestic equity research group at Kidder, Peabody and Company from 1991 to 1994.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                          ------

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. This information has been audited by PricewaterhouseCoopers, independent accountants, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Colonial Strategic Balanced Fund

                                                                             Years Ended August 31
                                                    1998                            1997                            1996

                                      Class A     Class B   Class C      Class A   Class B   Class C     Class A   Class B   Class C
   Net asset value --
   Beginning of period
------------------------------------------------------------------------------------------------------------------------------------
   Income from Investment
   Operations

   Net investment income(a)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized
   gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment
   Operations
------------------------------------------------------------------------------------------------------------------------------------
   Less Distributions Declared to
   Shareholders

   From net investment income
 -----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
   Declared to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value --
   End of period
------------------------------------------------------------------------------------------------------------------------------------
   Total return (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to average net assets

   Expenses
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income
------------------------------------------------------------------------------------------------------------------------------------
   Fees and expenses waived or
   borne by the Advisor
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------
   Net assets at end of period
   (000)
------------------------------------------------------------------------------------------------------------------------------------
   (a) Net of fees and
   expenses waived or borne by
   the Advisor which amounted
   to:
------------------------------------------------------------------------------------------------------------------------------------

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g) Annualized.


                                                                          ------

Financial Highlights

Colonial Strategic Balanced Fund

                                                            Years Ended August 31
                                                    1995                            1994

                                      Class A     Class B   Class C      Class A   Class B   Class C
   Net asset value --
   Beginning of period
-----------------------------------------------------------------------------------------------------
   Income from Investment
   Operations

   Net investment income(a)
-----------------------------------------------------------------------------------------------------
   Net realized and unrealized
   gain (Loss)
-----------------------------------------------------------------------------------------------------
   Total from Investment
   Operations
-----------------------------------------------------------------------------------------------------
   Less Distributions Declared to
   Shareholders

   From net investment income
 ----------------------------------------------------------------------------------------------------
   Total Distributions
   Declared to Shareholders
-----------------------------------------------------------------------------------------------------
   Net asset value --
   End of period
-----------------------------------------------------------------------------------------------------
   Total return (c)(d)
-----------------------------------------------------------------------------------------------------
   Ratios to average net assets

   Expenses
-----------------------------------------------------------------------------------------------------
   Net investment income
-----------------------------------------------------------------------------------------------------
   Fees and expenses waived or
   borne by the Advisor
-----------------------------------------------------------------------------------------------------
   Portfolio turnover
-----------------------------------------------------------------------------------------------------
   Net assets at end of period
   (000)
-----------------------------------------------------------------------------------------------------
   (a) Net of fees and
   expenses waived or borne by
   the Advisor which amounted
   to:
-----------------------------------------------------------------------------------------------------

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g) Annualized.

                                                                          ------

FOR MORE INFORMATION
------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust III: 811-00881
o Colonial Strategic Balanced Fund

[LIBERTY LOGO] L I B E R T Y
               COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT
               [bullet] STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (C)1998
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com


XX-00/000X-0000 X (1/99)

                               COLONIAL TRUST III

                    Cross Reference Sheet Pursuant to 481(a)

                   Crabbe Huson Managed Income & Equity Fund)
                         (The Crabbe Huson Special Fund)
                           (Crabbe Huson Equity Fund)
                          (Crabbe Huson Small Cap Fund)
                      (Crabbe Huson Contrarian Income Fund)
                   (Crabbe Huson Real Estate Investment Fund)
                       (Crabbe Huson Oregon Tax-Free Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption
Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Fund

21.                    Fund Charges and Expenses Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                            CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            (collectively, the Funds)

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Funds. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated March 1, 1999. This SAI should be read together with the Prospectuses. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


Part 1 of this  SAI  contains  specific  information  about  the  Funds.  Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

           Part 1                                                          Page


           Definitions
           Organization and History
           Investment Objective and Policies
           Fundamental Investment Policies
           Other Investment Policies
           Oregon Tax Considerations
           Portfolio Turnover
           Fund Charges and Expenses
           Investment Performance
           Custodian
           Independent Auditors


           Part 2

           Miscellaneous Investment Practices
           Taxes
           Management of the Funds
           Determination of Net Asset Value
           How to Buy Shares
           Special Purchase Programs/Investor Services
           Programs for Reducing or Eliminating Sales Charges
           How to Sell Shares
           Distributions
           How to Exchange Shares
           Suspension of Redemptions
           Shareholder Liability
           Shareholder Meetings
           Performance Measures
           Appendix I
           Appendix II



CH--

                                     Part 1
                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND


                       Statement of Additional Information
                                  March 1, 1999


DEFINITIONS
         "Trust"                   Colonial Trust III
         "Small Cap Fund"          Crabbe Huson Small Cap Fund
         "Special Fund"            The Crabbe Huson Special Fund
         "Real Estate Fund"        Crabbe Huson Real Estate Investment Fund
         "Equity Fund"             Crabbe Huson Equity Fund
         "Managed Fund"            Crabbe Huson Managed Income & Equity Fund
         "Oregon Tax-Free Fund"    Crabbe Huson Oregon Tax-Free Fund
         "Income Fund"             Crabbe Huson Contrarian Income Fund
         "Advisor"                 Crabbe  Huson Group,  Inc.,  the Funds'
                                    investment  advisor
         "Administrator"           Colonial  Management  Associates,   Inc.,
                                    the  Funds' administrator
         "LFDI"                    Liberty  Funds  Distributor,  Inc.,  the
                                    Funds' distributor
         "LFSI"                    Liberty Funds Services, Inc., the Funds'
                                    shareholder services and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Each Fund, other than the Special Fund, is the successor to the corresponding series of the former Crabbe Huson Funds, a Delaware business trust organized in 1995. The Special Fund is a successor series to an Oregon corporation organized in 1987. On September 30, 1998, the shareholders of each Funds' predecessor series, other than the Special Fund's predecessor whose shareholders met on December 21, 1998, approved an Agreement and Plan of Reorganization pursuant to which such predecessor series was reorganized as a separate series of the Trust. At the closing of each reorganization, shareholders of the corresponding predecessor series received Class A shares for their shares or those designated as "Primary Class", or Class I shares for those designated as "Institutional Class," of the successor series equal in net asset value to the shares of the predecessor series they held. See Part 2 of this Statement of Additional Information for more information.


INVESTMENT OBJECTIVE AND POLICIES

The Funds' Prospectuses describe their investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Funds:


         Foreign Securities                            Money Market Instruments
         Repurchase Agreements                         Securities Loans
         Participation Interests                       Forward Commitments
         Futures Contracts and Related Options         Options on Securities
         Small Companies                               Rule 144A Securities
         Lower Rated Debt Securities

Except  as  indicated  under  "Fundamental   Investment  Policies,"  the  Funds'
investment policies are not fundamental and the Trustees may change the policies without shareholder approval.


Effective on October 19, 1998, Crabbe Huson Income Fund's name changed to Crabbe Huson Contrarian Income Fund and Crabbe Huson Asset Allocation Fund's name changed to Crabbe Huson Managed Income and Equity Fund.


FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Fund may:
1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; provided that the Real Estate Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and
6. Not concentrate more than 25% (not applicable to the Real Estate Fund) of its total assets in any one industry or with respect to 75% of the Fund's assets (not applicable to the Oregon Tax-Free Fund), purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest all or a portion of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as such Fund.

OTHER INVESTMENT POLICIES

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

1. Have a short sales position (except for the Special Fund), unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and
2.      Invest more than 15% of its net assets in illiquid securities.

OREGON TAX CONSIDERATIONS
If the Oregon Tax-Free Fund does not qualify as a regulated investment company under the Internal Revenue Code (Code), it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds. No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.

Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax and the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income.


The Oregon Corporate Excise Tax Act generally taxes corporations on income received from municipal securities, including those issued by the state of
Oregon and its political subdivisions. Since this Fund is a trust, it would generally be subject to such a tax. However, Oregon Revised Statutes Secion 317.309(2) provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.


Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "The Fund's Financial History." High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by a Fund.

FUND CHARGES AND EXPENSES

Under the Funds' management agreements, each Fund pays the Advisor a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below (subject to reductions that the Advisor may agree to periodically):

                                          Small Cap Fund
                                           Special Fund
                                         Real Estate Fund
                                            Equity Fund
                                           Managed Fund                  Income Fund         Oregon Tax-Free Fund
Net Asset Value                            Annual Rate                   Annual Rate              Annual Rate
---------------                            -----------                   -----------              -----------
First $100 million                              1.05%                      0.80%                    0.55%
Next $400 million                               0.90%                      0.65%                    0.50%
Amounts over $500 million                       0.65%                      0.55%                    0.45%

The Funds each pay the Administrator a monthly pricing and bookkeeping fee of $2,250 per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                                            0.035% on  the  next  $950  million
                                            0.025% on the next $1 billion
                                            0.015% on the next $1 billion
                                            0.001% on the excess over $3 billion


Under each Fund's transfer agency and shareholder servicing agreement, the Special, Small Cap, Real Estate, Equity and Managed Funds each pay LFSI a monthly fee at the annual rate of 0.236% of the average daily net assets attributable to such Fund's Class A, B and C shares, plus certain out-of-pocket expenses, the Income Fund pays a monthly fee at the annual rate of 0.17% of the average daily net assets attributable to such Fund's Class A, B and C shares, plus certain out-of-pocket expenses and the Oregon Tax-Free Fund pays a monthly fee at the annual rate of 0.13% of the average daily net assets attributable to each class of shares, plus certain out-of-pocket expenses. Each Fund which offers Class I shares pays LFSI a monthly fee at the annual rate of 0.0025% of the average daily net assets attributable to such Fund's Class I shares, plus certain out-of-pocket expenses.

The following information relates to expenses of each Fund's predecessor under agreements in effect generally prior to October 19, 1998.

Fees paid to the Advisor, State Street Bank and Trust Company (formerly the Funds' administrator, transfer agent and dividend disbursing agent) and Crabbe Huson Securities, Inc. (CHSI) (formerly the Funds' distributor) (dollars in thousands)

Special Fund
                                           Year ended October 31
                               1998                 1997                  1996
                               ----                 ----                  ----
Management fee                 $                   $3,610                $5,876
Fees waived by the Advisor                           (315)                ----
Administration fee                                    174                   298

Small Cap Fund
                                           Year ended October 31(b)
                               1998                  1997                1996(b)
                               ----                  ----                ----
Management fee                 $                     $628                  $66
Fees waived by the Advisor                           (124)                 (55)
Administration fee                                     28                    2

Real Estate Fund
                                            Year ended October 31
                               1998                   1997               1996
                               ----                   ----               ----
Management fee                $                       $312               $165
Fees waived by the Advisor                             (82)               (63)
Administration fee                                      13                  6

The Real Estate Fund entered into a subadvisory agreement with Aldrich Eastman Waltch, L.P. and the Advisor on September 6, 1995. The Advisor paid to Adlrich Eastman Waltch, L.P. a portion of its fee. In the years ending October 31, 1996 and 1997, the Advisor paid advisory fees of $62,591 and $121,986, respectively, to Aldrich Eastman Waltch, L.P. This Subadvisory Agreement has been terminated.

Equity Fund
                                              Year ended October 31
                               1998               1997                   1996
                               ----               ----                   ----
Management fee                $                  $3,617                 $4,035
Fees waived by the Advisor                          (78)                    (2)
Administration fee                                  178                    168

Managed Fund
                                               Year ended October 31
                               1998                1997                   1996
                               ----                ----                   ----
Management fee                 $                 $1,180                 $1,355
Fees waived by the Advisor                         (162)                    (a)
Administration fee                                   57                     53

Oregon Tax-Free Fund
                                               Year ended October 31
                               1998                 1997                   1996
                               ----                 ----                   ----
Management fee                 $                    $131                   $139
Fees waived by the Advisor                           (31)                   (15)
Administration fee                                    11                     11

Income Fund
                                               Year ended October 31
                            1998                 1997                   1996
                            ----                 ----                   ----
Management fee              $                    $28                     $45
Fees waived by the Advisor                       (28)                    (45)
Administration fee                                 2                       2

(a) Rounds to less than $1,000.
(b) The Small Cap Fund commenced investment operations on February 20, 1996.

Additionally, the Advisor received a fee for certain shareholder liaison services it provided to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Advisor has been paid by the Funds $100,000 a year. The Funds paid their pro rata share of such fee based upon their net asset value.


Brokerage Commissions

In addition to placing the Funds' brokerage business with firms that provide research and market and statistical services to the Advisor, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special, Equity, Managed and Real Estate Funds entered into an arrangement with State Street Brokerage Services, Inc. ("SSBSI"), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI to execute their portfolio transactions. For the fiscal year ending October 31, 1997, the Special Fund, Equity Fund and Managed Fund received credits of $0, $4,274 and $147, respectively.


For the fiscal year ended October 31, 1996, the Special Fund paid $1,973,393, the Small Cap Fund paid $49,126, the Equity Fund paid $1,891,778, the Managed Fund paid $356,194 and the Real Estate Investment Fund paid $101,225 in brokerage commissions. None of these commissions were paid to CHSI. The Oregon Tax-Free Fund and the Income Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1996. Of the commissions paid in the fiscal year ended October 31, 1996, the Special Fund paid $653,329, the Equity Fund paid $1,325,587, the Managed Fund paid $252,090, the Small Cap Fund paid $12,592 and the Real Estate Fund paid $83,773 in commissions as a result of research provided by the brokers.

For the fiscal year ended October 31, 1997, the Special Fund paid $1,277,614, the Small Cap Fund paid $275,266, the Equity Fund paid $1,968,522, the Managed Fund paid $366,934 and the Real Estate Investment Fund paid $115,913 in brokerage commissions. None of these commissions were paid to CHSI. The Oregon Tax-Free Fund and the Income Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1997. Of the commissions paid in the fiscal year ended October 31, 1997, the Special Fund paid $658,128, the Small Cap Fund paid $1,503,609, the Equity Fund paid $275,112, the Managed Fund paid $170,543 and the Real Estate Investment Fund paid $113,258 in commissions to brokers that provided both research and execution services or third party research products.


For the fiscal year ended October 31, 1998, the Special Fund paid $, the Small Cap Fund paid $, the Equity Fund paid $, the Managed Fund paid $ and the Real Estate Investment Fund paid $ in brokerage commissions. None of these commissions were paid to CHSI. Neither the Oregon Fund nor the Income Fund paid brokerage commissions during the period. Of the commissions paid during the fiscal year ended October 31, 1998, the Special Fund paid $, the Small Cap Fund paid $, the Equity Fund paid $, the Managed Fund paid $ and the Real Estate Investment Fund paid $ in commissions to brokers that provided both research and execution services or third party research products.


Directors, Trustees and Fees

The following Trustees, Directors and officers of the Funds, which generally served until October 19, 1998 (December 22, 1998 for the Special Fund), are listed below, together with information about their principal business occupations during the last five years. Information about the Trust's current Trustees and officers appears in Part 2 of this SAI.


RICHARD S. HUSON,* 58, was a Trustee or Director and President of each of the Funds. Mr. Huson is a chartered financial analyst. Mr. Huson was a director and Secretary of the Advisor. Mr. Huson has, since 1980, served in various positions with the Advisor including roles such as Vice President/Secretary and portfolio manager. His business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

JAMES E. CRABBE,* 52, was a Trustee or Director and Vice President of each of the Funds. He is a director and President of the Advisor. Mr. Crabbe has, since 1980, served in various positions with the Advisor, and is currently its President, Chief Investment Officer and a portfolio manager. His business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.

GARY L. CAPPS, 61, was a Trustee or Director of each of the Funds. Mr. Capps was the owner and Chief Executive Officer of ten radio stations in Oregon, Idaho and Washington from 1964 until 1986. He has been a director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.

CHERYL BURGERMEISTER,* 46, was Treasurer of the Funds. Ms. Burgermeister has been employed by the Advisor for the past nine years, and has been the chief financial officer of the Advisor since 1989. Ms. Burgermeister's business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204. Ms. Burgermeister is Treasurer of CHSI.

LOUIS SCHERZER, 77, was a Trustee or Director of each of the Funds. Mr. Scherzer is an officer of Scherzer Partners, Inc., a real estate development and management firm located at 5440 SW Westgate Drive, Suite 222, Portland, Oregon 97221. Mr. Scherzer has been an independent real estate developer and manager for more than 10 years.

BOB L. SMITH, 60, was a Trustee or Director of each of the Funds. Mr. Smith has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.

CRAIG P. STUVLAND,* 42, was a Trustee or Director and Secretary of each of the Funds. Mr. Stuvland has been employed by the Advisor since June, 1987; he is currently an Executive Vice President and a Director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a director of CHSI.

RICHARD P. WOLLENBERG, 82, was a Trustee or Director of each of the Funds. Mr. Wollenberg has been Chairman and Chief Executive Officer of Longview Fibre
Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.

WILLIAM WENDELL WYATT, JR., 47, was a Trustee or Director of each of the Funds. Mr. Wyatt has been Chief of Staff, Office of the Governor, State of Oregon, since April, 1995. From 1987 to 1995, he was President of the Oregon Business Council. His business address is 254 State Capitol, Salem, Oregon 97310-0370.

*The persons indicated were "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as amended. They received no trustees' or directors' fees or salaries from any of the Funds.

The following table sets forth compensation received by the former disinterested directors of the Funds during the fiscal year ended October 31, 1998. No officer of any of the Funds received compensation in excess of $60,000 from an individual Fund.


                                                                                       Total Compensation From
                                Aggregate Compensation                                Fund Complex Paid To Each
 Name of Person, Position       From Fund, Per Director                                  Trustee/Director (c)
 ------------------------       -----------------------                                  --------------------
Smith, Scherzer, Wyatt,
Directors                        Special Fund                                         $
                                 Real Estate Fund
                                 Equity Fund
                                 Managed Fund
                                 Oregon Tax-Free Fund
                                 Income Fund
                                 U.S. Government Income Fund
                                 U.S. Government Money Market Fund
                                 Small Cap Fund (d)
Wollenberg, Capps,
Directors                        Special Fund
                                 Real Estate Fund
                                 Equity Fund
                                 Managed Fund
                                 Oregon Tax-Free Fund
                                 Income Fund
                                 U.S. Government Income Fund
                                 U.S. Government Money Market Fund
                                 Small Cap Fund(d)


(c) Prior to October 19, 1998, there were nine Funds in the Fund Complex, including Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S.
       Government Money Market Fund each of which were merged into existing series of Colonial Trust II on October 19, 1998.


The Funds also reimbursed trustees/directors' expenses for attending shareholder and director meetings for directors who are not officers, directors, or employees of the Advisor or CHSI.


The following individuals serve as Trustees for the Funds. Compensation amounts generally reflect only the period from October 19 through October 31, 1998(e):

Trustee                                                Estimated Aggregate Compensation From Fund:
                          Special      Real Estate       Equity         Managed      Oregon Tax-Free      Income       Small Cap
Robert J. Birnbaum           $              $              $               $                $                $             $
Tom Bleasdale
Lora S. Collins
James E. Grinnell
Richard W. Lowry
William E. Mayer
James L. Moody, Jr.
John J. Neuhauser
Robert L. Sullivan

                                        Total Compensation From Trust and Fund
                                         Complex Paid To The Trustees For The
Trustee                                Calendar Year Ended December 31, 1998(f)
Robert J. Birnbaum                                    $
Tom Bleasdale                                                  (g)
John V. Carberry
Lora S. Collins
James E. Grinnell                                              (h)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr.                                            (i)
John J. Neuhauser
Thomas E. Stitzel
Robert L. Sullivan
Anne-Lee Verville


(e) The Funds do not currently offer pension or retirement plan benefits to Trustees.
(f) At December 31, 1998, the Liberty Funds complex consisted of 47 open-end and 5 closed-end management investment company portfolios.
(g)  Includes $ payable in later years as deferred compensation.
(h)  Includes $ payable in later years as deferred compensation.
(i) Total compensation of $ will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1998:


                                                            Total Compensation
                                                         From Liberty Funds For
                                                         The Calendar Year Ended
Trustee                                                  December 31, 1998 (j)
Robert J. Birnbaum                                       $
James E. Grinnell
Richard W. Lowry

(j)     The  Liberty  Funds are  advised by  Liberty  Asset  Management  Company
        (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc.(an intermediate parent of the Advisor and the Administrator).


The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:



                                                                                       Total Compensation From LVIT and
                                                                                     Investment Companies which are Series
Trustee                                        Aggregate 1998 Compensation(z)                 of LVIT in 1998(aa)
-------                                        ------------------------------                   -----------------
Salvatore Macera                                              $                                         $
Thomas E. Stitzel


()   Consists  of Trustee  fees in the amount of (i) a $5,000  annual  retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
()   Includes  Trustee  fees paid by LVIT and by Stein Roe  Variable  Investment
     Trust.



Ownership of the Funds

The following information is as of January 31. 1999 and references the ownership of 5% or more of each class of shares of the Funds:


Special Fund, Class A:

Small Cap Fund, Class A:

Real Estate Fund, Class A:

Equity Fund, Class A:

Managed Fund, Class A:

Income Fund, Class A:

Small Cap Fund, Class I:

Equity Fund, Class I:

Managed Fund, Class I:


No shareholder of record owned more than 5% of the Oregon Tax-Free Fund and the trustees, directors and officers of the Funds owned in the aggregate less than 1% of each fund's outstanding shares on January 31, 1999.


12b-1 Plan, CDSC and Conversion of Shares
The Funds offer multiple classes of shares, including Class A, Class B, Class C and, for certain Funds, Class I; Income Fund offers only Class A and Class I shares. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plans, each Fund pays LFDI monthly a service fee at an annual rate of 0.25% of net assets attributed to the ClassA, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.

The Plans authorize any other payments by a Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I shares are offered at net asset value. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

During the fiscal year ended October 31, 1998, the Funds paid the following amounts under the Funds' Plans:


                                                     Printing/Mailing    Broker/Dealer      Salesperson
Fund                   Total     Advertising           Prospectus          Payments             Payments         Other(k)
----                   -----     -----------          ---------------    -------------       -----------         -------
Special Fund           $(l)         $                      $                  $                    $                $

Small Cap Fund         $            $                      $                  $                    $                $

Real Estate Fund       $(m)         $                      $                  $                    $                $

Equity Fund            $            $                      $                  $                    $                $

Managed Fund           $(n)         $                      $                  $                    $                $

Oregon Tax-Free Fund   $            $                      $                  $                    $                $

Income Fund            $            $                      $                  $                    $                $


(k) This category consists of miscellaneous expenses incurred in promoting the Funds' shares, including salary expenses, NASD Fees and miscellaneous office expenses.
(l) Of this amount, the Special Fund paid $, and the balance was paid by the Advisor.
(m) Of this amount, the Real Estate Fund paid $, and the balance was paid by the Advisor.
(n) Of this amount, the Managed Fund paid $, and the balance was paid by the Advisor.

INVESTMENT PERFORMANCE

As of , no Class B or Class C shares were issued. Class A shares were formerly designated as the "Primary Class" and Class I shares were formerly designated as the "Institutional Class".


Certain Funds Class A yields for the month ended October 31, 1998 are referenced below. Yields reflect a voluntary fee waiver in effect. Had the waiver not been in effect, the Funds' yields would have been lower:

                                             October 31, 1998

Real Estate Fund                                   %
Oregon Tax-Free Fund                               %
Income Fund                                        %


The Oregon Tax-Free Fund's Class A tax-equivalent yield for the fiscal year ended October 31, 1998 was %.

The average annual total returns for the Funds' shares for the year ending October 31, 1998 are as referenced below. Performance results reflect any voluntary fee waiver or expense reimbursement by the Advisor or its affiliates of Fund expenses. Absent these waivers and/or reimbursements, performance results would have been lower:


                                                                 Class A Shares
                                                                  Special Fund
                                                                                                    10 years
                                                     1 year                5 years            (or since inception)
                                                     ------                -------            --------------------
With sales charge of 5.75%                                  %                    %                         %
Without sales charge                                        %                    %                         %

                                                                   Equity Fund
                                                                                                    10 years
                                                     1 year                5 years           (or since inception)(o)
                                                     ------                -------           -----------------------
With sales charge of 5.75%                                  %                    %                         %
Without sales charge                                        %                    %                         %

                                                                  Managed Fund
                                                                                                    10 years
                                                     1 year                5 years           (or since inception)(o)
                                                     ------                -------           -----------------------
With sales charge of 4.75%                                  %                    %                         %
Without sales charge                                        %                    %                         %

                                                              Oregon Tax-Free Fund
                                                                                                    10 years
                                                     1 year                5 years            (or since inception)
                                                     ------                -------            --------------------
With sales charge of 4.75%                                  %                    %                         %
Without sales charge                                        %                    %                         %

                                                                   Income Fund
                                                                                                    10 years
                                                     1 year                5 years           (or since inception)(v)
                                                     ------                -------           -----------------------
With sales charge of 4.75%                                  %                    %                         %
Without sales charge                                        %                    %                         %

                                                                 Small Cap Fund
                                                                                                    10 years
                                                     1 year                5 years           (or since inception)(w)
                                                     ------                -------           -----------------------
With sales charge of 5.75%                                  %                  N/A                         %
Without sales charge                                        %                  N/A                         %


                                                                Real Estate Fund
                                                                                                    10 years
                                                     1 year                5 years           (or since inception)(x)
                                                     ------                -------           -----------------------
With sales charge of 5.75%                                  %                  N/A                         %
Without sales charge                                        %                  N/A                         %

(v)   Commencement of Operations January 31, 1989.
(w)   Commencement of Operations February 20, 1996.
(x)   Commencement of Operations April 4, 1994.


The Class I shares average annual total returns for the Funds' for the year ending October 31, 1998 was as follows:

                                                     Managed Fund
                                      1 year         Since Inception
                                           %               %(y)

                                                      Equity Fund
                                      1 year         Since Inception
                                           %               %(z)

                                                    Small Cap Fund
                                      1 year         Since Inception
                                           %              %(aa)


                                                      Income Fund
                                                     Since Inception
                                                          %(ab)

(y)   Commencement of Operations October 28, 1996.
(z)   Commencement of Operations October 3, 1996.
(aa)  Commencement of Operations October 10, 1996.
(ab)  Commencement of Operations October 19, 1998.


Class B, C and I (newer class of shares) performance includes returns of the Funds' Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares.




The Funds' Class A and Class I distribution rates at October 31, 1998, which are generally based on annual or annualized distributions and the maximum offering price at the end of the month, were as follows


                        Class A Shares                           Class I Shares
Special Fund                 N/A                                      N/A
Equity Fund                  N/A                                      N/A
Managed Fund                     %                                        %
Oregon Tax-Free Fund             %                                    N/A
Income Fund                      %                                    N/A
Small Cap Fund               N/A                                      N/A
Real Estate Fund                 %                                    N/A

See Part 2 of this SAI "Performance Measures" for how calculations are made.

CUSTODIAN
State Street Bank & Trust Company is the custodian for the Funds. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP acts as the Funds' independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns. The _______, 1998 financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights for a share outstanding through _______, 1998 included in the Prospectuses have been so included, in reliance upon the report of KPMG Peat Marwick LLP given on the authority of said firm as experts in accounting and auditing.

The financial statements and Independent Auditors' Report appearing in the Funds' __________, 1998 Annual Report are incorporated in this SAI by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to the funds advised by the Advisor or the Administrator. "Fund" or "funds" include The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund, each a series of Colonial Trust III and may include other funds advised by the Administrator. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You may also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Lower Rated Debt Securities
Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Zero Coupon Securities (Zeros)
The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. The 1997 Act created two categories of long term capital gains. One rate (generally 28%) applies to gains from securities held for more than one year but not more than eighteen months ("28% rate gains") while a more preferable rate (generally 20%) applies to the balance of long term gains ("adjusted net capital gains"). Effective January 1, 1998, the IRS Restructuring and Reform Act eliminated the eighteen-month holding period that was required to take advantage of the preferable rate. Any distributions of net capital gains from securities sold after December 31, 1997 will be eligible for the preferred rate (generally 20%).

Distributions of net capital gains from assets disposed of prior to January 1, 1998 will be treated in the hands of shareholders as 28% rate gains to the extent designated by the fund as derived from net gains from assets held for more than one year but less than eighteen months. The remaining net capital gains from assets held for more than one year will be designated as adjusted net capital gain. Distributions of 28% rate gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. Distributions will be taxed as described above whether received in cash or in fund shares.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains are subject to a maximum tax rate of either 28% or 20% depending on the fund's holding period in the portfolio assets generating the gains.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993 with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its"revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 20% rate gain if the shares have been held for more than 12 months, and if the sale, exchange or redemption occurred on or after January 1, 1998. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to each of The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund and Crabbe Huson Contrarian Fund. The Advisor is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of majority-owned LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers

Name and Address                Age      Position with Fund Principal Occupation  During Past Five Years
----------------                ---      ------------------ --------------------------------------------
Robert J. Birnbaum              70       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                            Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                         New York Stock Exchange from May, 1985 to June, 1988,
                                                            President, American Stock Exchange, Inc. from 1977 to
                                                            May, 1985).

Tom Bleasdale                   68       Trustee            Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                             Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995.


John V. Carberry *              51       Trustee            Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                           Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                  (investment banking) from January, 1988 to January, 1998).


Lora S. Collins                 62       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                              Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell               68       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                62       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963


Salvatore Macera                67       Trustee            Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                         Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                      Industries, Inc. (electronics)).


William E. Mayer*               58       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                  of Business and Management, University of Maryland from
New York, NY 10022                                          October, 1992 to November, 1996, Dean, Simon Graduate
                                                            School of  Business, University of Rochester from
                                                            October, 1991 to  July, 1992).

James L. Moody, Jr.             66       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                        Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                    Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser               55       Trustee            Dean, Boston College School of Management since
140 Commonwealth Avenue                                     September, 1977.
Chestnut Hill, MA 02167


Thomas E. Stitzel               58       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                      University (higher education); Business consultant and
Boise, ID  83706                                            author.


Robert L. Sullivan              70       Trustee            Retired Partner, KPMG Peat Marwick LLP
7121 Natelli Woods Lane
Bethesda, MD 20817


Anne-Lee Verville               51       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                      Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                        Solutions Division from 1991 to 1994, IBM Corporation
                                                            (global education and global applications).


Stephen E. Gibson               45       President          Chairman of the Board since July, 1998, Chief Executive
                                                            Officer and President since December 1996, and
                                                            President of funds since June, 1998; Director, since
                                                            July 1996 of the Administrator (formerly Executive Vice
                                                            President from July, 1996 to December, 1996); Director,
                                                            Chief Executive Officer and President of The Colonial
                                                            Group, Inc. (TCG) since December, 1996 (formerly
                                                            Managing Director of Marketing of Putnam Investments,
                                                            June, 1992 to July, 1996.)

J. Kevin Connaughton            34       Controller and     Controller and Chief Accounting Officer of funds since
                                         Chief Accounting   February, 1998, is Vice President of the Administrator
                                         Officer            since February, 1998 (formerly Senior Tax Manager,

                                                            Coopers & Lybrand,  LLP from April,  1996 to January,  1998;
                                                            Vice President, 440 Financial Group/First Data Investor
                                                            Services  Group from March ,1994 to April,  1996;  Vice
                                                            President,  The Boston  Company  (subsidiary  of Mellon
                                                            Bank) from  December,  1993 to March,  1994;  Assistant
                                                            Vice President and Tax Manager, The Boston Company from
                                                            March, 1992 to December, 1993).

Timothy J. Jacoby               45       Treasurer and      Treasurer and Chief Financial Officer of funds since
                                         Chief Financial    October, 1996 (formerly Controller and Chief Accounting
                                         Officer            Officer from October, 1997 to February, 1998), is
                                                            Senior Vice President of the  Aministrator  since September,
                                                            1996   (formerly   Senior  Vice   President,   Fidelity
                                                            Accounting and Custody Services from September, 1993 to
                                                            September, 1996 and Assistant Treasurer to the Fidelity
                                                            Group of Funds from August, 1990 to September, 1993).


Nancy L. Conlin                 45       Secretary          Secretary of the funds since April, 1998 (formerly
                                                            Assistant Secretary from July, 1994 to April, 1998), is
                                                            Director, Senior Vice President, General Counsel, Clerk
                                                            and Secretary of the Administrator since April, 1998
                                                            (formerly Vice President, Counsel, Assistant Secretary
                                                            and Assistant Clerk from July, 1994 to April, 1998),
                                                            Vice President - Legal, General Counsel and Clerk of
                                                            TCG since April, 1998 (formerly Assistant Clerk from
                                                            July, 1994 to April, 1998)


Davey S. Scoon                  51       Vice President     Vice President of the funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Administrator (formerly Senior
                                                            Vice President and Treasurer of the Advisor from March,
                                                            1985 to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995).

* A Trustee who is an "interested person" (as defined in the Investmen Company Act of 1940) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor has rendered investment advisory services to investment company, institutional or other clients since 1980. The Advisor currently serves as investment advisor for 7 open-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Management Agreement

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor or the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any
Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

The  Advisor  may  delegate  certain  or  its   administrative   duties  to  the
Administrator.

The Pricing and Bookkeeping Agreement
The Administrator provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Administrator paid paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                                    1/12 of 0.000% of the  first  $50  million;
                                    1/12 of 0.035% of the next  $950  million;
                                    1/12 of 0.025% of the next $1 billion;
                                    1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

Portfolio Transactions
Investment decisions. The Advisor acts as investment advisor to each of the The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Asset Allocation Fund, Crabbe Huson Oregon Tax-Free Fund and Crabbe Huson Income Fund and to other institutional, corporate, fiduciary and individual clients. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor or the Administrator. The funds and clients advised by the Advisor or the funds administered by the Administrator sometimes invest in securities in which a Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If a Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as a Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

Principal Underwriter
LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFSI or generally by 6 months' notice by LFSI to the Fund. The agreement limits the liability of LFSI to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following observed holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, I, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account withLFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable toLFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By callingLFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, I, T and Z shares of the funds advised by Colonial Management Associates, Inc., Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, I, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, I, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B, C , I or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Employees or Financial Service Firms. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor or the Administrator; directors, officers and employees of the Advisor, Administrator, LFDI and other companies affiliated with the Advisor and the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All fund shareholders and/or their FSFs (except for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund) are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (Available only on the Class A shares of certain funds)
Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Appended return. The total return for Class B, C and I shares (newer class) includes performance of the newer class of shares since it was offered for sale and the performance for the oldest existing class of shares (Class A). The performance of the oldest existing class used in the computation of the newer class is not restated to reflect any expense differential between the oldest existing class and the newer class. Had the expense differential been reflected, the returns for the periods prior to inception of Class B and C shares, would have been lower.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                  APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICES

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                      1997

SOURCE                                                      CATEGORY                                             RETURN (%)
Donoghue                                                    Tax-Free Funds                                             4.93
Donoghue                                                    U.S. Treasury Funds                                        4.65
Dow Jones & Company                                         Industrial Index                                          24.87
Morgan Stanley                                              Capital International EAFE Index                           1.78
Morgan Stanley                                              Capital International EAFE GDP Index                       5.77
Libor                                                       Six-month Libor                                             N/A
Lipper                                                      Short U.S. Government Funds                                5.82
Lipper                                                      California Municipal Bond Funds                            9.15
Lipper                                                      Connecticut Municipal Bond Funds                           8.53
Lipper                                                      Closed End Bond Funds                                     12.01
Lipper                                                      Florida Municipal Bond Funds                               8.53
Lipper                                                      General Municipal Bonds                                    9.11
Lipper                                                      Global Funds                                              13.04
Lipper                                                      Growth Funds                                              25.30
Lipper                                                      Growth & Income Funds                                     27.14
Lipper                                                      High Current Yield Bond Funds                             12.96
Lipper                                                      High Yield Municipal Bond Debt                            10.11
Lipper                                                      Fixed Income Funds                                         8.67
Lipper                                                      Insured Municipal Bond Average                             8.39
Lipper                                                      Intermediate Muni Bonds                                    7.16
Lipper                                                      Intermediate (5-10) U.S. Government Funds                  8.08
Lipper                                                      Massachusetts Municipal Bond Funds                         8.64
Lipper                                                      Michigan Municipal Bond Funds                              8.50
Lipper                                                      Mid Cap Funds                                             19.76
Lipper                                                      Minnesota Municipal Bond Funds                             8.15
Lipper                                                      U.S. Government Money Market Funds                         4.90
Lipper                                                      New York Municipal Bond Funds                              8.99
Lipper                                                      North Carolina Municipal Bond Funds                        8.84
Lipper                                                      Ohio Municipal Bond Funds                                  8.16
Lipper                                                      Small Cap Funds                                           20.75
Lipper                                                      General U.S. Government Funds                              8.84
Lipper                                                      Pacific Region Funds-Ex-Japan                            (35.52)
Lipper                                                      International Funds                                        5.44
Lipper                                                      Balanced Funds                                            19.00
Lipper                                                      Tax-Exempt Money Market                                    3.08
Lipper                                                      Multi-Sector                                               8.77
Lipper                                                      Corporate Debt BBB                                        10.08
Lipper                                                      High Yield Municipal - Closed Ends                         9.66
Lipper                                                      High Current Yield - Closed Ends                          14.31
Lipper                                                      General Municipal Debt - Closed Ends                      10.26
Lipper                                                      Intermediate Investment Grade Debt                         8.57
Lipper                                                      Utilities                                                 26.01
Lipper                                                      Japan                                                    (14.07)
Lipper                                                      China                                                    (22.92)
Shearson Lehman                                             Composite Government Index                                 9.59
Shearson Lehman                                             Government/Corporate Index                                 9.76
Shearson Lehman                                             Long-term Government Index                                 9.58
Shearson Lehman                                             Municipal Bond Index                                       9.19
Shearson Lehman                                             U.S. Government 1-3                                        6.65
S&P                                                         S&P 500 Index                                             33.35
S&P                                                         Utility Index                                             24.65
S&P                                                         Barra Growth                                              36.38
S&P                                                         Barra Value                                               29.99
S&P                                                         Midcap 400                                                19.00
First Boston                                                High Yield Index                                          12.63





SOURCE                                                      CATEGORY                                             RETURN (%)
Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                  11.20
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                   12.54
Swiss Bank                                                  10 Year France (Corporate Bond)                           (4.79)
Swiss Bank                                                  10 Year Germany (Corporate Bond)                          (6.13)
Swiss Bank                                                  10 Year Japan (Corporate Bond)                            (3.39)
Swiss Bank                                                  10 Year Canada (Corporate Bond)                            7.79
Swiss Bank                                                  10 Year Australia (Corporate Bond)                        (3.93)
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                                19.18
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                  14.43
Morgan Stanley Capital International                        10 Year Austria (Equity)                                   7.58
Morgan Stanley Capital International                        10 Year France (Equity)                                   13.27
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                              18.61
Morgan Stanley Capital International                        10 Year Japan (Equity)                                    (2.90)
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                              18.53
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                           13.95
Morgan Stanley Capital International                        10 Year Germany (Equity)                                  13.75
Morgan Stanley Capital International                        10 Year Italy (Equity)                                     6.15
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                   17.62
Morgan Stanley Capital International                        10 Year United States (Equity)                            17.39
Morgan Stanley Capital International                        10 Year Australia (Equity)                                 9.25
Morgan Stanley Capital International                        10 Year Norway (Equity)                                   13.29
Morgan Stanley Capital International                        10 Year Spain (Equity)                                    10.58
Morgan Stanley Capital International                        World GDP Index                                           13.35
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                            (31.00)
Bureau of Labor Statistics                                  Consumer Price Index (Inflation)                           1.70
FHLB-San Francisco                                          11th District Cost-of-Funds Index                           N/A
Salomon                                                     Six-Month Treasury Bill                                    5.41
Salomon                                                     One-Year Constant-Maturity Treasury Rate                    N/A
Salomon                                                     Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell Company                                       Russell 2000(R)Index                                      22.36
Frank Russell Company                                       Russell 1000(R)Value Index                                35.18
Frank Russell Company                                       Russell 1000(R)Growth Index                               30.49
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA

The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                          (Colonial Select Value Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption
Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                          COLONIAL SELECT VALUE FUND

                       Statement of Additional Information
                              March 1, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Select Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1998. Investors may obtain a free copy of the Prospectus, the Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS


        Part 1                                                      Page

        Definitions
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants

        Part 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

SV

                                     Part 1
                           COLONIAL SELECT VALUE FUND

                       Statement of Additional Information
                                     March 1, 1999


DEFINITIONS

   "Trust"         Colonial Trust III

   "Fund"          Colonial Select Value Fund

   "Advisor"       Colonial Management Associates, Inc., the Fund's investment advisor

   "LFDI"          Liberty Funds Distributor, Inc.,  the Fund's distributor

   "LFSI"          Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:

         Short-Term Trading
         Lower Rated Bonds
         Foreign Securities
         Foreign Currency Options
         Foreign Currency Transactions
         Securities Loans
         Repurchase Agreements

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval. Effective February 28, 1997, the Fund changed its name from "Colonial Growth Shares Fund" to its current name.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:


1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;


2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;


5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and


6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.


FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.


Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)

                                                          Years ended October 31
                                                          ----------------------


                                                    1998          1997            1996
                                                   ------         ----            ----
Management fee                                    $             $1,899(a)        $1,743
Bookkeeping fee                                                     171              121
Shareholder service and transfer agent fee                        1,404              926
12b-1 fees:
      Service fee (Classes A, B and C)(b)                         1,108              749
      Distribution fee (Class B)                                  1,229              727
      Distribution fee (Class C)(b)                                   1               --


(a) On September 30, 1997, the Fund's shareholders approved a management fee increase from 0.60%, subject to an upward or downward performance adjustment, to 0.70%, without a performance adjustment.

(b)  Class C shares were initially offered on August 1, 1997.

Brokerage Commissions (dollars in thousands)


                                                       Years ended October 31
                                                       ----------------------
                                                  1998                  1997           1996
                                                  ---                   ----          ------
Total commissions                               $                       $456          $   526
Directed transactions                                                     --           27,347
Commissions on directed transactions                                      --               32


Trustees and Trustees' Fees


For the fiscal year ended October 31, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees (c):

                                                              Total Compensation From
                                      Aggregate             Trust and Fund Complex Paid
                                     Compensation             To The Trustees For The
                               From Fund For The Fiscal         Calendar Year Ended
                                     Year Ended                  December 31, 1998(d)
Trustee                            October 31, 1998              -------------------
-------                            ----------------
Robert J. Birnbaum                     $                       $
Tom Bleasdale                           (g)                     (h)
John Carberry(e)
Lora S. Collins
James E. Grinnell                       (i)                      (j)
William D. Ireland, Jr.(f)
Richard W. Lowry
Salvatore Macera(e)
William E. Mayer
James L. Moody, Jr.                     (k)                      (l)
John J. Neuhauser
George L. Shinn(f)
Thomas Stitzel(e)
Robert L. Sullivan
Anne-Lee Verville(e)
Sinclair Weeks, Jr.(f)


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d)  At December 31, 1998, the Colonial Funds Complex consisted of   open-end
     and 5 closed-end management investment portfolios.

(e) Elected by shareholders of the Trust on October 30, 1998.

(f) Retired Trustee of the Trust effective April 24, 1998.

(g)  Includes $ payable in later years as deferred compensation.

(h)  Includes $ payable in later years as deferred compensation.

(i)  Includes $ payable in later years as deferred compensation.

(j)  Includes $  payable in later years as deferred compensation.

(k) Total compensation of $ for the fiscal year ended October 31, 1998, will be payable in later years as deferred compensation.

(l) Total compensation of $ for the calendar year ended December 31, 1998, will be payable in later years as deferred compensation.



The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:

                                   Total Compensation
                                   From Liberty Funds For
                                   The Calendar Year Ended
Trustee                            December 31, 1998 (m)
-------                            --------------------
Robert J. Birnbaum                  $
James E. Grinnell
Richard W. Lowry


(m) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).


The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:

                                                    Total Compensation From LVIT and
                             Aggregate 1998         Investment Companies which are
Trustee                      Compensation(n)        Series of LVIT in 1998(o)
Salvatore Macera             $                      $
Thomas E. Stitzel

(n)  Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a 4500 meeting fee for each telephone meeting.

(o)  Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
     Trust.


Ownership of the Fund


As of record on [date], 1999, the following shareholders owned more than 5% of the referenced class of shares:



At [date], 1999, there were ________ Class A, ________ Class B and _______Class C record holders of the Fund.


 Sales Charges (dollars in thousands)


                                                          Class A Shares
                                                          --------------


                                                    Years ended October 31
                                                  ------------------------
                                            1998          1997      1996
                                            ----          ----      ----
Aggregate initial sales charges
  on Fund share sales                       $             $702      $749
Initial sales charges retained by LFDI                     106       112

                                                  Class B Shares
                                                  --------------
                                               Years ended October 31
                                              -------------------------
                                           1998        1997      1996
                                           -----       ----      ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by LFDI                          $            $346      $160

                                                          Class C Shares
                                                          --------------
                                                         Years ended October 31
                                                         ----------------------
                                                    1998                1997
                                                    -----               ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by LFDI                                    $                    $0


12b-1 Plan, CDSC and Conversion of Shares


The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributed to shares outstanding prior to April 1, 1989 and 0.25% of the Fund's net assets attributed to outstanding shares issued thereafter. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees.



The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:


                                                         Year ended October 31, 1998
                                                         ---------------------------
                                               Class A Shares    Class B Shares   Class C Shares
                                               --------------    --------------   --------------
Fees to FSFs                                        $                $                  $
Cost of sales material relating to the Fund
  (including printing and mailing expenses)
Allocated travel, entertainment and other
  promotional expenses (including advertising)


INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 1998 were:

                                                                Class A Shares
                                                                --------------
                                                     1 Year             5 Years          10 Years
                                                     ------             -------          --------
With sales charge of 5.75%                           %                  %                 %
Without sales charge                                 %                  %                 %

                                                                 Class B Shares
                                                                 --------------
                                                1 Year                5 Years           10 Years(p)
                                               ------                 -------           --------
With applicable CDSC                             % (5.00% CDSC)        %               %
Without CDSC                                     %                     %               %

                                                             Class C Shares(p)
                                                             --------------
                                                1 Year               5 Years           10 Years
                                                ------               -------           --------
With applicable CDSC                            % (1.00% CDSC)       %                 %
Without CDSC                                    %                    %                 %


                                                             Class Z Shares(p)
                                                             --------------
                                                1 Year               5 Years           10 Years
                                                ------               -------           --------
                                                %                    %                 %
At net asset value


(p) Class B, C share and Class Z (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer clases of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer classes of shares.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN


The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopersLLP are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report are incorporated in this SAI by reference.


                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Lower Rated Debt Securities

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.


Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.


Zero Coupon Securities (Zeros)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.


Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.


Mortgage Dollar Rolls

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


Mortgage-Backed Securities

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.


When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.


The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.


If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.


Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.


Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.


There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.


There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.



Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.


Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.


Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of net capital gains(that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. In general, any distributions of net capital gains will be taxed at 20%.


Distributions will be taxed as described above whether received in cash or in fund shares.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a 20% tax rate) regardless of the length of time fund shares are held.



A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months, and if the sale, exchange or redemption occurred on or after January 1, 1998. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Advisor" refers to Colonial Management Associates, Inc.)

The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct majority-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of majority-owned LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the funds)

Name and Address                 Age      Position with Fund      Principal Occupation  During Past Five Years
----------------                 ---      ------------------      --------------------------------------------
Robert J. Birnbaum               70       Trustee                 Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                                  Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                               New York Stock Exchange from May, 1985 to June, 1988,
                                                                  President, American Stock Exchange, Inc. from 1977 to
                                                                  May, 1985).

Tom Bleasdale                    68       Trustee                 Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                                   Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                                 1992-1993), is a Director of The Empire Company since
                                                                  June, 1995.


                                       13


John V. Carberry *               51       Trustee                 Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                                 Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                        (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                  62       Trustee                 Attorney (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                                    Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                68       Trustee                 Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 62       Trustee                 Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 67       Trustee                 Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                               Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                            Industries, Inc. (electronics)).

William E. Mayer*                58       Trustee                 Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                        of Business and Management, University of Maryland from
New York, NY 10022                                                October, 1992 to November, 1996; Dean, Simon Graduate
                                                                  School of Business, University of Rochester from
                                                                  October, 1991 to July, 1992).

James L. Moody, Jr.              66       Trustee                 Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                              Co. from May, 1984 to May, 1997, and Chief Executive Officer,
Cape Elizabeth, ME 04107                                          Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser                55       Trustee                 Dean, Boston College School of Management since
140 Commonwealth Avenue                                           September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel                58       Trustee                 Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                            University (higher education); Business consultant and
Boise, ID  83706                                                  author.

Robert L. Sullivan               70       Trustee                 Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville                51       Trustee                 Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                            Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                              Solutions Division from 1991 to 1994, IBM Corporation
                                                                  (global education and global applications).

Stephen E. Gibson                45       President               President of the Funds since June, 1998 is Chairman of
                                                                  the Board since July, 1998, Chief Executive Officer and
                                                                  President since December 1996 and Director, since July
                                                                  1996 of the Advisor (formerly Executive Vice President
                                                                  from July, 1996 to


                                       14


                                                                  December, 1996); Director, Chief Executive Officer and
                                                                  President of TCG since December, 1996; Assistant
                                                                  Chairman of Stein Roe & Farnham Incorporated (SR&F)
                                                                  since August, 1998 (formerly Managing Director of
                                                                  Marketing of Putnam Investments, June, 1992 to July,
                                                                  1996.)


J. Kevin Connaughton             34       Controller and          Controller and Chief Accounting Officer of Funds since
                                          Chief Accounting        February, 1998, Vice President of the Advisor since
                                          Officer                 February, 1998 (formerly Senior Tax Manager, Coopers &
                                                                  Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                                  President, 440 Financial Group/First Data Investor
                                                                  Services Group from March ,1994 to April, 1996; Vice
                                                                  President, The Boston Company (subsidiary of Mellon
                                                                  Bank) from December, 1993 to March, 1994; Assistant
                                                                  Vice President and Tax Manager, The Boston Company
                                                                  from March, 1992 to December, 1993).

Timothy J. Jacoby                45       Treasurer and           Treasurer and Chief Financial Officer of Funds since
                                          Chief Financial         October, 1996 (formerly Controller and Chief Accounting
                                          Officer                 Officer from October, 1997 to February, 1998), is
                                                                  Senior Vice President of the Advisor since September,
                                                                  1996; Senior Vice President of SR&F since August, 1998
                                                                  (formerly Senior Vice President, Fidelity Accounting
                                                                  and Custody Services from September, 1993 to
                                                                  September, 1996 and Assistant Treasurer to the
                                                                  Fidelity Group of Funds from August, 1990 to
                                                                  September, 1993).


Nancy L. Conlin                  45       Secretary               Secretary of the Funds since April, 1998 (formerly
                                                                  Assistant Secretary from July, 1994 to April, 1998), is
                                                                  Director, Senior Vice President, General Counsel, Clerk
                                                                  and Secretary of the Advisor since April, 1998
                                                                  (formerly Vice President, Counsel, Assistant Secretary
                                                                  and Assistant Clerk from July, 1994 to April, 1998),
                                                                  Vice President - Legal, General Counsel and Clerk of
                                                                  TCG since April, 1998 (formerly Assistant Clerk from
                                                                  July, 1994 to April, 1998); (formerly Partner, Mintz, Levin,
                                                                  Cohn, Ferris, Glovsky and Popeo from June, 1990 to June, 1994).


Davey S. Scoon                   51       Vice President          Vice President of the Funds since June, 1993, is
                                                                  Executive Vice President since July, 1993 and Director
                                                                  since March, 1985 of the Advisor (formerly Senior Vice
                                                                  President and Treasurer of the Advisor from March, 1985
                                                                  to July, 1993); Executive Vice President and Chief
                                                                  Operating Officer, TCG since March, 1995 (formerly Vice
                                                                  President - Finance and Administration of TCG from
                                                                  November, 1985 to March, 1995); Executive Vice
                                                                  President of SR&F since August, 1998.

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement (this section does not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund or Newport Asia Pacific Fund)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund and their respective Trusts).

Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:


     (a)  providing office space, equipment and clerical personnel;


     (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

     (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;


     (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


     (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

     (f)  maintaining certain books and records of each fund.

With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

     (g) Monitoring compliance by the fund with Rule 2a-7 under the 1940 Act and reporting to the Trustees from time to time with respect thereto; and

     (h)  Monitoring the investments and operations of the following Portfolios:
          SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested;

          SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested; and LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


              1/12 of 0.000% of the first $50 million;
              1/12 of 0.035% of the next $950 million;
              1/12 of 0.025% of the next $1 billion;
              1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment advisor of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Advisor of Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Advisor acts as investment advisor to each of the Funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund, each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial Utilities Fund, a series of Colonial Trust IV, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), its registered broker-dealer subsidiary, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

Principal Underwriter

LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.


Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFSI or generally by 6 months' notice by LFSI to the fund. The agreement limits the liability of LFSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund - "Advisor" in these two paragraphs refers to each fund's Advisor, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently does not apply to Colonial Money Market funds, see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of and Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES


The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:


1.   the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Select Value Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFSI will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan                Share Certificates

Sponsored Arrangements                    Exchange Privilege

$50,000 Fast Cash                         Colonial Cash Connection

Right of Accumulation                     Automatic Dividend Diversification

Telephone Redemption                      Reduced Sales Charges for any "person"

Statement of Intent


*Exchanges may be made to other funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.


The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFDI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.


Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.


Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI Advisor, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.


6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All Fund shareholders and/or their FSFs advisor (except for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs advisor will be required to provide their name, address and account number. FSFs advisor will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. Advisor LFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.


An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS


As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).


Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.


Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson

All data are based on past performance and do not predict future results.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.


A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1 Highest Quality
     Prime-2 Higher Quality
     Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                             FITCH INVESTORS SERVICE

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II

                                      1997

SOURCE                                            CATEGORY                                              RETURN (%)
------                                            --------                                              ----------
Donoghue                                          Tax-Free Funds                                              4.93
Donoghue                                          U.S. Treasury Funds                                         4.65
Dow Jones & Company                               Industrial Index                                           24.87
Morgan Stanley                                    Capital International EAFE Index                            1.78
Morgan Stanley                                    Capital International EAFE GDP Index                        5.77
Libor                                             Six-month Libor                                              N/A
Lipper                                            Short U.S. Government Funds                                 5.82
Lipper                                            California Municipal Bond Funds                             9.15
Lipper                                            Connecticut Municipal Bond Funds                            8.53
Lipper                                            Closed End Bond Funds                                      12.01
Lipper                                            Florida Municipal Bond Funds                                8.53
Lipper                                            General Municipal Bonds                                     9.11
Lipper                                            Global Funds                                               13.04
Lipper                                            Growth Funds                                               25.30
Lipper                                            Growth & Income Funds                                      27.14
Lipper                                            High Current Yield Bond Funds                              12.96
Lipper                                            High Yield Municipal Bond Debt                             10.11
Lipper                                            Fixed Income Funds                                          8.67
Lipper                                            Insured Municipal Bond Average                              8.39
Lipper                                            Intermediate Muni Bonds                                     7.16
Lipper                                            Intermediate (5-10) U.S. Government Funds                   8.08
Lipper                                            Massachusetts Municipal Bond Funds                          8.64
Lipper                                            Michigan Municipal Bond Funds                               8.50
Lipper                                            Mid Cap Funds                                              19.76
Lipper                                            Minnesota Municipal Bond Funds                              8.15
Lipper                                            U.S. Government Money Market Funds                          4.90
Lipper                                            New York Municipal Bond Funds                               8.99
Lipper                                            North Carolina Municipal Bond Funds                         8.84
Lipper                                            Ohio Municipal Bond Funds                                   8.16
Lipper                                            Small Cap Funds                                            20.75
Lipper                                            General U.S. Government Funds                               8.84
Lipper                                            Pacific Region Funds-Ex-Japan                             (35.52)
Lipper                                            International Funds                                         5.44
Lipper                                            Balanced Funds                                             19.00
Lipper                                            Tax-Exempt Money Market                                     3.08
Lipper                                            Multi-Sector                                                8.77
Lipper                                            Corporate Debt BBB                                         10.08
Lipper                                            High Yield Municipal - Closed Ends                          9.66
Lipper                                            High Current Yield - Closed Ends                           14.31
Lipper                                            General Municipal Debt - Closed Ends                       10.26
Lipper                                            Intermediate Investment Grade Debt                          8.57
Lipper                                            Utilities                                                  26.01
Lipper                                            Japan                                                     (14.07)
Lipper                                            China                                                     (22.92)
Shearson Lehman                                   Composite Government Index                                  9.59
Shearson Lehman                                   Government/Corporate Index                                  9.76
Shearson Lehman                                   Long-term Government Index                                  9.58
Shearson Lehman                                   Municipal Bond Index                                        9.19
Shearson Lehman                                   U.S. Government 1-3                                         6.65
S&P                                               S&P 500 Index                                              33.35
S&P                                               Utility Index                                              24.65
S&P                                               Barra Growth                                               36.38
S&P                                               Barra Value                                                29.99
S&P                                               Midcap 400                                                 19.00
First Boston                                      High Yield Index                                           12.63

SOURCE                                            CATEGORY                                              RETURN (%)
------                                            --------                                              ----------
Swiss Bank                                        10 Year U.S. Government (Corporate Bond)                   11.20
Swiss Bank                                        10 Year United Kingdom (Corporate Bond)                    12.54
Swiss Bank                                        10 Year France (Corporate Bond)                            (4.79)
Swiss Bank                                        10 Year Germany (Corporate Bond)                           (6.13)
Swiss Bank                                        10 Year Japan (Corporate Bond)                             (3.39)
Swiss Bank                                        10 Year Canada (Corporate Bond)                             7.79
Swiss Bank                                        10 Year Australia (Corporate Bond)                         (3.93)
Morgan Stanley Capital International              10 Year Hong Kong (Equity)                                 19.18
Morgan Stanley Capital International              10 Year Belgium (Equity)                                   14.43
Morgan Stanley Capital International              10 Year Austria (Equity)                                    7.58
Morgan Stanley Capital International              10 Year France (Equity)                                    13.27
Morgan Stanley Capital International              10 Year Netherlands (Equity)                               18.61
Morgan Stanley Capital International              10 Year Japan (Equity)                                     (2.90)
Morgan Stanley Capital International              10 Year Switzerland (Equity)                               18.53
Morgan Stanley Capital International              10 Year United Kingdom (Equity)                            13.95
Morgan Stanley Capital International              10 Year Germany (Equity)                                   13.75
Morgan Stanley Capital International              10 Year Italy (Equity)                                      6.15
Morgan Stanley Capital International              10 Year Sweden (Equity)                                    17.62
Morgan Stanley Capital International              10 Year United States (Equity)                             17.39
Morgan Stanley Capital International              10 Year Australia (Equity)                                  9.25
Morgan Stanley Capital International              10 Year Norway (Equity)                                    13.29
Morgan Stanley Capital International              10 Year Spain (Equity)                                     10.58
Morgan Stanley Capital International              World GDP Index                                            13.35
Morgan Stanley Capital International              Pacific Region Funds Ex-Japan                             (31.00)
Bureau of Labor Statistics                        Consumer Price Index (Inflation)                            1.70
FHLB-San FranLFSIo                                11th District Cost-of-Funds Index                            N/A
Salomon                                           Six-Month Treasury Bill                                     5.41
Salomon                                           One-Year Constant-Maturity Treasury Rate                     N/A
Salomon                                           Five-Year Constant-Maturity Treasury Rate                    N/A
Frank Russell Company                             Russell 2000(R)Index                                       22.36
Frank Russell Company                             Russell 1000(R)Value Index                                 35.18
Frank Russell Company                             Russell 1000(R)Growth Index                                30.49
Bloomberg                                         NA                                                            NA
Credit Lyonnais                                   NA                                                            NA
Statistical Abstract of the U.S.                  NA                                                            NA
World Economic Outlook                            NA                                                            NA

The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


*in U.S. currency

                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                               (The Colonial Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption
Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                                THE COLONIAL FUND

                       Statement of Additional Information
                                  March 1, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of The Colonial Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. The SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1998. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

Part 1                                                                      Page
Definitions                                                                    b
Investment Objectives and Policies                                             b
Fundamental Investment Policies                                                b
Other Investment Policies                                                      c
Fund Charges and Expenses                                                      c
Investment Performance                                                         f
Custodian                                                                      f
Independent Accountants                                                        f

Part 2
Miscellaneous Investment Practices                                            1
Taxes                                                                         10
Management of the Funds                                                       13
Determination of Net Asset Value                                              18
How to Buy Shares                                                             19
Special Purchase Programs/Investor Services                                   20
Programs for Reducing or Eliminating Sales Charges                            21
How to Sell Shares                                                            23
Distributions                                                                 25
How to Exchange Shares                                                        25
Suspension of Redemptions                                                     26
Shareholder Liability                                                         26
Shareholder Meetings                                                          26
Performance Measures                                                          26
Appendix I                                                                    28
Appendix II                                                                   33




TF-

                                     Part 1

                                THE COLONIAL FUND

                       Statement of Additional Information
                                  March 1, 1999


DEFINITIONS
                   "Trust"            Colonial Trust III
                   "Fund"             The Colonial Fund

                   "Advisor"          Colonial Management Associates, Inc., the
                                      Fund's investment advisor
                   "LFDI"             Liberty Funds Distributor, Inc., the
                                      Fund's distributor
                   "LFSI"             Liberty Funds Services, Inc., the Fund's
                                      investor services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES
The Fund's Prospectus describes its investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund.

            Short-Term Trading
            Foreign Securities
            Options on Securities
            Foreign Currency Transactions
            Futures Contracts and Related Options
            Securities Loans
            Stripped Securities
            Forward Commitments
            Mortgage Dollar Rolls
            Rule 144A Securities
            Repurchase Agreements
            Reverse Repurchase Agreements

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;


3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;


4. Underwrite securities issued by others only when disposing of portfolio securities;


5.     Make loans (a) through  lending of  securities, (b) through the purchase
       of debt instruments or similar evidences of indebtedness   typically sold
       privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and


6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.


OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.
3.     Invest more than 15% of its net assets in illiquid assets.


Not withstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor monthly a fee at the annual rate of 0.55% of the first $1 billion of the average daily net assets of the Fund and 0.50% in excess of $1 billion.

Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)


                                                              Year ended October 31

                                        1998             1997              1996
                                        ----             ----              ----
Management fee                          $8,555           $7,578            $6,256
Bookkeeping fee                            512              455               394
Shareholder service
   and transfer agent fee               4,521              4,022            3,330
12b-1 fees:
    Service fee (Classes A , B and C)   3,871              3,284            2,678
    Distribution fee (Class B)          4,720              3,909            3,075
    Distribution fee (Class C)             24                  1              N/A

Brokerage Commissions (dollars in thousands)

                                       1998              1997               1996
                                       ----              ----               ----
Total commissions                      $582              $   870            $   649
Directed transactions                  $0                $95,622            $22,526
Commissions on directed transactions   $0                $   114            $    35
Commissions paid to AlphaTrade         $124              $0                 $0


Trustees and Trustees Fees


For the fiscal year ended October 31, 1998, and the calendar year ended December
31, 1998, the Trustees received the following compensation for serving as Trustees(a):

                                                                          Total Compensation From Trust
                                Aggregate Compensation                    And Fund Complex Paid To The
                                From Fund For Fiscal Year                 Trustees For Calendar Year

Trustee                         Ended October 31, 1998                    Ended December 31, 1998(b)
-------                         ----------------------                    --------------------------
Robert J. Birnbaum              $7,012                                    $
Tom Bleasdale                     7,403(c)                                   (d)
John Carberry(e)                ---                                       ---
Lora S. Collins                   6,870
James E. Grinnell                 7,274(f)                                   (g)
William D. Ireland, Jr.(h)        2,984
Richard W. Lowry                  6,923
Salvatore Macera(e)             ---                                       ---
William E. Mayer                  7,293
James L. Moody, Jr.               7,473(i)                                   (j)
John J. Neuhauser                 7,423
George L. Shinn(h)                2,705
Thomas E. Stitzel(e)            ---                                       ---
Robert L. Sullivan                7,237
Anne-Lee Verville(e)            ---                                       ---
Sinclair Weeks, Jr.(h)            2,915

(a) The Funds do not currently provide pension or retirement plan benefits to the Trustees. (b) At December 31, 1998, the Colonial Funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.

(c)    Includes $1,785 payable in later years as deferred compensation.
(d)    Includes $ payable in later years as deferred compensation.
(e)    Elected as Trustee of the Trust on October 30, 1998.
(f)    Includes $136 payable in later years as deferred compensation.
(g)    Includes $ payable in later years as deferred compensation.
(h)    Retired as Trustee of the Trust effective April 24, 1998.
(i) Total compensation of $7,473 will be payable in later years as deferred compensation.
(j) Total compensation of $ will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.)(together, Liberty Funds) for service during the calendar year ended December 31, 1998:


                              Total Compensation
                              From Liberty Funds For
                              The Calendar Year Ended

Trustee                       December 31, 1998 (k)
-------                       ---------------------
Robert J. Birnbaum             $26,800
James E. Grinnell               26,800
Richard W. Lowry                26,800


(k) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).


Ownership of the Fund

The following information is as of January 31, 1999:


The officers and Trustees of the Trust as a group beneficially owned less than 1% of the Class A and Class B shares then outstanding. In addition, the officers and Trustees of the Trust as a group beneficially owned of record 10,175 Class C shares representing 8.32% of the then outstanding shares. This holding consisted entirely of shares held by the Advisor of which certain officers of the Trust serve as officers and employees.


Merrill  Lynch,  Pierce,  Fenner & Smith For the Sole Benefit of its  Customers,
Attn: Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216 owned of record 2,984,819 Class B shares representing 5.04% of the then outstanding shares of such Class.

James E. Shetler & Margaret E. Shetler JTWROS, 293 Turnpike Road 301, Westboro, MA 01581 owned of record 6,641 Class C shares representing 5.43% of the then outstanding shares of such Class.

Joan M. Gilsenan, 403 1st Avenue, Avon, NJ 07717 owned of record 9,915 Class C shares representing 7.11% of the then outstanding shares of such Class.

Richard D. Gall and Jerome Kochendorfer TTEES, Corporate Veba Trust, 30 E. 4th Street, Chillicothe, OH 45601 owned of record 17,696 Class C shares representing 14.46% of the then outstanding shares of such Class.

Liberty Northwest Insurance Corporation, 825 N.E. Multnomah Street, Suite 2000, Portland, OR 97232 owned of record 1,256,930 Class Z shares representing 70.12% of the then outstanding shares of such Class.

The Colonial Group, Inc. Profit Sharing Plan, Summary Account, Attn: Christine Wiley, One Financial Center, Boston, MA 02111-2621 owned of record 535,473
Class Z shares representing 29.87% of the then outstanding shares of such Class.

There were 46,694 Class A, 45,148 Class B, 176 Class C and 3 Class Z shareholders of record of the Fund.

Sales Charges (dollars in thousands)

                                                             Class A Shares


                                                        Year ended October 31
                                                1998               1997             1996
                                                ----               ----             ----
Aggregate initial sales charges on
     Fund share sales                          $1,210             $1,169           $1,711
Initial sales charges retained by LFDI          $ 189             $ 175             $ 254
Aggregate contingent deferred sales
   Charges (CDSC) on Fund redemptions
   Retained by LFDI                              $ 1               $ 0               $ 0


                                                             Class B Shares

                                                         Year ended October 31
                                                 1998             1997             1996
                                                 ----             ----             ----
Aggregate contingent deferred sales
   Charges (CDSC) on Fund redemptions
   Retained by LFDI                              $829             $956             $787


                                                             Class C Shares
                                                         Years ended October 31

                                                      1998                      1997
                                                      ----                      ----
Aggregate contingent deferred sales
   Charges (CDSC) on Fund redemptions
   Retained by LFDI                                    $5                        $0


There were no Class C share CDSCs for the fiscal year ended October 31, 1997.

12b-1 Plan, CDSCs and Conversion of Shares

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributable to Class A shares outstanding prior to April 1, 1989, and a service fee at an annual rate of 0.25% of the Fund's net assets attributable to shares of each Class issued thereafter. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class C shares. LFDI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years of purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.




Sales-related expenses (dollars in thousands) of LFDI relating to the Fund for the fiscal year ended October 31, 1998, were:



                                                   Class A                 Class B              Class C

Fees to FSFs                                       $2,168                  $6,246                 $54
Cost of sales material relating to the Fund
(including                                         $   117                 $   341                $16
      Printing and mailing expenses)
Allocated travel, entertainment and other
     Promotional expenses (including advertising)  $   134                 $   382                $19


INVESTMENT PERFORMANCE

The Fund's Class A, Class B, Class C and Class Z yields for the month ended October 31, 1998 were %, %,% and %, respectively.


The Fund's Class A share average annual total returns at October 31, 1998 were:


                                             1 year                 5 years
                                             ------                 -------

With sales charge of 5.75% 2.81% 13.17% % Without sales charge 9.08% 14.52% % The Fund's Class B share average annual total returns at October 31, 1998 were:



                                                                                        May 5, 1992
                                                                             (Class B shares initially offered)
                                 1 year                 5 years                   Through October 31, 1998(l)
                                 ------                 -------                   ------------------------
With applicable CDSC       3.62% (5.00% CDSC)     13.41% (2.00% CDSC)               15.13% (1.00% CDSC)
Without CDSC                      8.27%                 13.65%                             15.13%


The Fund's Class C share total returns at October 31, 1998 were:



                                                                                       August 1, 1997
                                                                             (Class C shares initially offered)
                                             1 year                               through October 31, 1998(l)
                                             ------                               ------------------------
With  applicable  CDSC                        7.28%                                15.40% (0.98% CDSC)
Without CDSC                                  8.21%                                         15.40%

The Funds Class Z share  average  annual  total  returns at October 31, 1998 were as follows:


                                                                                       July 31, 1995

                                             1 year                          (Class Z shares initially offered)
                                                                                  through October 31, 1998(l)
                                             9.35%                                         15.54%


(l) Class B, C and Z (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest esisting fund class for periods prior to the inception of the newer class of shares. The class A share returns are not restated to reflect any differences in expenses (like 12b-1 fees) between Class A shares and the newer class of shares.


The Fund's Class A, Class B, Class C and Class Z share distribution rates at October 31, 1998, based on the previous calendar quarter's distributions, annualized, and the maximum offering price at the end of the quarter, were 2.18%, 1.55%, 1.58% and 2.55%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report, are incorporated in this SAI by reference.

                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                     (Colonial International Horizons Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption
Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History


12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                     COLONIAL INTERNATIONAL HORIZONS FUND

                       Statement of Additional Information
                              March 1, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Select Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1998. Investors may obtain a free copy of the Prospectus, the Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS


        Part 1                                                      Page

        Definitions
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants

        Part 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

IH-/-299

                                     Part 1
                           COLONIAL INTERNATIONAL HORIZONS FUND

                       Statement of Additional Information
                                     March 1, 1999


DEFINITIONS

   "Trust"         Colonial Trust III

   "Fund"          Colonial International Horizons Fund

   "Advisor"       Colonial Management Associates, Inc., the Fund's investment advisor

   "LFDI"          Liberty Funds Distributor, Inc.,  the Fund's distributor

   "LFSI"          Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:


         Foreign Securities
         Foreign Currency Transactions
         Currency Forward and Futures Contracts
         Repurchase Agreements
         Futures Contracts and Related Options
         Options
         Money Market Instruments

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval. Effective February 28, 1997, the Fund changed its name from "Colonial Global Natural Resources Fund" to its current name.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:


1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;


2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;



3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;


4. Underwrite securities issued by others only when disposing of portfolio securities;


5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and


6.   Not concentrate more than 25% of its total assets in any one industry.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and



3.   Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.


FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%.


Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)

                                                          Years ended October 31
                                                          ----------------------


                                                    1998          1997            1996
                                                   ------         ----            ----
Management fee                                                   $483             $434
Bookkeeping fee                                                    32               30
Shareholder service and transfer agent fee                        213              190
12b-1 fees:
      Service fee (Classes A, B and C)(a)                         163              145
      Distribution fee (Class B)                                  208              180
      Distribution fee (Class C)(a)                               (b)               --


(a)  Class C shares were initially offered on August 1, 1997.
(b)  Rounds to less than one.

Brokerage Commissions (dollars in thousands)


                                                       Years ended October 31
                                                       ----------------------
                                                  1998                  1997           1996
                                                  ---                   ----          ------
Total commissions                                                       $123          $   155
Directed transactions                                                     --            1,924
Commissions on directed transactions                                      --                5


Trustees and Trustees' Fees


For the fiscal year ended October 31, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees (c):

                                                              Total Compensation From
                                      Aggregate             Trust and Fund Complex Paid
                                     Compensation             To The Trustees For The
                               From Fund For The Fiscal         Calendar Year Ended
                                     Year Ended                  December 31, 1998(d)
Trustee                            October 31, 1998              -------------------
-------                            ----------------
Robert J. Birnbaum                     $                       $
Tom Bleasdale                           (g)                     (h)
John Carberry(e)
Lora S. Collins
James E. Grinnell                       (i)                      (j)
William D. Ireland, Jr.(f)
Richard W. Lowry
Salvatore Macera(e)
William E. Mayer
James L. Moody, Jr.                     (k)                      (l)
John J. Neuhauser
George L. Shinn(f)
Thomas Stitzel(e)
Robert L. Sullivan
Anne-Lee Verville(e)
Sinclair Weeks, Jr.(f)



(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d)  At December 31, 1998, the Colonial Funds Complex consisted of   open-end
     and 5 closed-end management investment portfolios.

(e) Elected by shareholders of the Trust on October 30, 1998.

(f) Retired Trustee of the Trust effective April 24, 1998.

(g)  Includes $ payable in later years as deferred compensation.

(h)  Includes $ payable in later years as deferred compensation.

(i)  Includes $ payable in later years as deferred compensation.

(j)  Includes $  payable in later years as deferred compensation.

(k) Total compensation of $ for the fiscal year ended October 31, 1998, will be payable in later years as deferred compensation.

(l) Total compensation of $ for the calendar year ended December 31, 1998, will be payable in later years as deferred compensation.



The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:

                                   Total Compensation
                                   From Liberty Funds For
                                   The Calendar Year Ended
Trustee                            December 31, 1998 (m)
-------                            --------------------
Robert J. Birnbaum                  $
James E. Grinnell
Richard W. Lowry


(m) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).


The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:

                                                    Total Compensation From LVIT and
                             Aggregate 1998         Investment Companies which are
Trustee                      Compensation(n)        Series of LVIT in 1998(o)
Salvatore Macera             $                      $
Thomas E. Stitzel


(n)  Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a 4500 meeting fee for each telephone meeting.

(o)  Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
     Trust.



Ownership of the Fund


As of record on [date], 1999, the following shareholders owned more than 5% of the referenced class of shares:



At [date], 1999, there were ______ Class A, ______ Class B and ______Class C record holders of the Fund.


 Sales Charges (dollars in thousands)


                                                          Class A Shares
                                                          --------------


                                                    Years ended October 31
                                                  ------------------------
                                            1998          1997      1996
                                            ----          ----      ----
Aggregate initial sales charges
  on Fund share sales                                     $37       $84
Initial sales charges retained by LFDI                      5        14

                                                  Class B Shares
                                                  --------------
                                               Years ended October 31
                                              -------------------------
                                           1998        1997      1996
                                           -----       ----      ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by LFDI                          $            $82       $91

                                                          Class C Shares
                                                          --------------
                                                         Years ended October 31
                                                         ----------------------
                                                    1998                1997
                                                    -----               ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by LFDI                                    $                    $0


12b-1 Plan, CDSC and Conversion of Shares


The Fund offers four classes of shares - Class A, Class B and Class C.
The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares.
The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees.



The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:


                                                         Year ended October 31, 1998
                                                         ---------------------------
                                               Class A Shares    Class B Shares   Class C Shares
                                               --------------    --------------   --------------
Fees to FSFs                                        $                $                  $
Cost of sales material relating to the Fund
  (including printing and mailing expenses)
Allocated travel, entertainment and other
  promotional expenses (including advertising)


INVESTMENT PERFORMANCE


The Fund's Class A, Class B and Class C share average annual total returns at October 31, 1998 were:

                                                                Class A Shares
                                                                --------------
                                                     1 Year             5 Years          10 Years
                                                     ------             -------          --------
With sales charge of 5.75%                           %                  %                 %
Without sales charge                                 %                  %                 %

                                                                 Class B Shares
                                                                 --------------
                                                1 Year                5 Years           10 Years(p)
                                               ------                 -------           --------
With applicable CDSC                             % (5.00% CDSC)        %               %
Without CDSC                                     %                     %               %

                                                             Class C Shares(p)
                                                             --------------
                                                1 Year               5 Years           10 Years
                                                ------               -------           --------
With applicable CDSC                            % (1.00% CDSC)       %                 %
Without CDSC                                    %                    %                 %



(p) Class B and C shares (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer classes of shares.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN


The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopersLLP are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report are incorporated in this SAI by reference.

                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                          (Colonial Global Equity Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption

Part B
10.                    Cover Page; Table of Contents


11.                    Organization and History


12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                           COLONIAL GLOBAL EQUITY FUND
                       Statement of Additional Information

                                  March 1, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1998 . Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Financial Distributor, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

      Part 1                                                                Page
      Definitions                                                             b
      Investment Objective and Policies                                       b
      Fundamental Investment Policies                                         b
      Other Investment Policies                                               c
      Portfolio Turnover                                                      c
      Fund Charges and Expenses                                               c
      Investment Performance                                                  g
      Custodian                                                               g
      Independent Accountants                                                 g

      Part 2
      Miscellaneous Investment Practices                                      1
      Taxes                                                                   10
      Management of the Funds                                                 13
      Determination of Net Asset Value                                        18
      How to Buy Shares                                                       19
      Special Purchase Programs/Investor Services                             20
      Programs for Reducing or Eliminating Sale Charges                       21
      How to Sell Shares                                                      23
      Distributions                                                           25
      How to Exchange Shares                                                  25
      Suspension of Redemptions                                               26
      Shareholder Liability                                                   26
      Shareholder Meetings                                                    26
      Performance Measures                                                    26
      Appendix I                                                              28
      Appendix II                                                             33




GE-

                                     Part 1
                           COLONIAL GLOBAL EQUITY FUND

                       Statement of Additional Information
                                  March 1, 1999


DEFINITIONS

           "Trust"                  Colonial Trust III
           "Fund"                   Colonial Global Equity Fund
           "Advisor"                Colonial Management Associates, Inc., the
                                    Fund's investment advisor "LFDI" Liberty
                                    Funds Distributor , Inc., the Fund's
                                    distributor
           "LFSI"                   Liberty Funds Services, Inc.,  the Fund's
                                    shareholder services and transfer agent



INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:

         Foreign Securities
         Foreign Currency Transactions
         Currency Forwards and Futures Contracts
         Futures Contracts and Related Options
         Repurchase Agreements
         Money Market Instruments
         Securities Loans
         Short Sales

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;


3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;


4. Underwrite securities issued by others only when disposing of portfolio securities;


5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and


6. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

3. Invest more than 15% of its net assets in illiquid assets.


Not withstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


PORTFOLIO TURNOVER
Portfolio turnover for the last two fiscal years is included in the Prospectus under "The Fund's Financial History." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.95%, subject to any fee waiver by the Advisor.


Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)



                                                        Years ended October 31
                                                     1998        1997        1996
Management fee(a)                                   $1,180       $771        $591
Bookkeeping fee                                       53            44          37
Shareholder service and transfer agent fee            386         323          244
12b-1 fees:
                 Service fee (Classes A, B, and       312         253         198
C)                                                    590         538         480
                 Distribution fee (Class B )          10             1       ---
                 Distribution fee (Class C)(b)
Fees and expenses waived by the Advisor              (132)       ---         ---
(a)      Prior to September 30, 1997, the Fund's monthly management fee was 0.75% annually.
(b)      Class C Shares were initially offered on August 1, 1997.


Brokerage Commissions (dollars in thousands)


                             Years ended October 31
                                                       1998          1997
Total commissions                                      $ 212         $ 267
Directed transactions                                    6,510        4,670
Commissions on directed transactions                         9            4

Trustees and Trustees' Fees

For the fiscal year ended October 31, 1998 and the calendar year ended  December
31, 1998, the Trustees received the following compensation for serving as Trustees (c):


                                                                       Total Compensation
                                                                       From Trust And Fund Complex
                                 Aggregate Compensation                Paid To The Trustees For
                                 From Fund For The Fiscal              The Calendar Year Ended

Trustee                          Year Ended October 31, 1998           December 31, 1998(d)
-------                          ---------------------------           --------------------
Robert J. Birnbaum                $ 581                                 $
Tom Bleasdale                       630(e)                                 (f)
John Carberry(g)                 ---                                   ---
Lora S. Collins                     579
James E. Grinnell                   587(h)                                 (i)
William D. Ireland, Jr.             523
Richard W. Lowry                    589
Salvatore Macera(g)              ---                                   ---
William E. Mayer                    579
James L. Moody, Jr.                 604(k)                                 (l)
John J. Neuhauser                   602
George L. Shinn(j)                  47
Thomas E. Stitzel(g)             ---                                   ---
Robert L. Sullivan                  638
Sinclair Weeks, Jr.(j)              512
Anne-Lee Verville(g)             ---                                   ---


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees. (d) At December 31, 1998, the Colonial Funds complex consisted of
39 open-end and 5 closed-end management

          investment company portfolios.

(e)       Includes $651 payable in later years as deferred compensation.
(f)       Includes $ payable in later years as deferred compensation.
(g)       Elected as Trustee of the Trust on October 30, 1998.
(h)       Includes $24 payable in later years as deferred compensation.
(i)       Includes $1,318 payable in later years as deferred compensation.
(j)       Retired as Trustee of the Trust effective April 24, 1998.
(k) Total compensation of $ for fiscal year ended October 31, 1998 will be payable in later years as deferred compensation.
(l) Total compensation of $ for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:



                                       Total Compensation From
                                       Liberty Funds For The
                                       Calendar Year Ended

Trustee                                December 31, 1998 (m)

Robert J. Birnbaum                     $ 26,800
James E. Grinnell                        26,800
Richard W. Lowry                         26,800


(m The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).


The following table sets forth the compensation paid to Mr. Macera and Mr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:


                                     Aggregate 1998           Total Compensation From LVIT and
Trustee                             Compensation(n)           Investment Companies which are
                                                                 Series of LVIT in 1998(o)
Salvatore Macera                        $12,500                           $33,500
Thomas E. Stitzel                        12,500                            33,500

(n)  Consists  of Trustee  fees in the amount of (i) a $5,000  annual  retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(o)  Includes  Trustee  fees paid by LVIT and by Stein Roe  Variable  Investment
Trust.


Ownership of the Fund

As of record on January 31, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding Class A, Class B and Class C shares of the Fund.


As of record on January 31, 1999, the following shareholders owned more than 5% of a class of the Fund's outstanding shares:


Class B
Merrill Lynch Pierce Fenner & Smith                  %
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E. 3rd Floor
Jacksonville, FL 32246


Class C
Colonial Management Associates, Inc.                          %
Attn: Phil Iudice
One Financial Center
11th Floor
Boston, MA 02111-2621



Merrill Lynch Pierce Fenner & Smith                  %
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E. 3rd Floor
Jacksonville, FL 32246


At January 31, 1999, there were 3,462 Class A, 9,580 Class B and 154 Class C record holders of the Fund.


Sales Charges (dollars in thousands)

                                                          Class A Shares


                                                      Years ended October 31
                                                    1998       1997       1996

Aggregate  initial  sales  charges on Fund share               $104        $72
sales
Initial sales charges retained by LFDI                            16        12


                                                          Class B Shares


                                                      Years ended October 31
                                                    1998      1997       1996

Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFDI                 $114       $90

There were no CDSCs for the Fund's Class C shares at October 31, 1998.


12b-1 Plan, CDSC and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:

                                                                   Year ended October 31, 1998
                                                        Class A Shares   Class B Shares   Class C Shares
      Fees to FSFs                                           $102            $1,007            $12
      Cost of sales material relating to the Fund
        (including printing and mailing expenses)              31               102              7
      Allocated   travel,   entertainment   and  other
      promotional                                              16                65              4
        expenses (including advertising)


INVESTMENT PERFORMANCE

The Fund's Class A and Class B share average annual total returns at October 31,
1998 were:


                                                                 Class A Shares
                                                                             Period June 8, 1992
                                                                   (commencement of investment operations)

                                  1 year            5 years                through October 31, 1998
                                  ------            ------                   ------------------------
With sales charge of 5.75%         5.20%            11.33%                          11.93%
Without sales charge              11.62%            12.66%                          12.97%


                                                                 Class B Shares

                                                                                          Period June 8, 1992
                                                                                (commencement of investment operations)
                                  1 year                     5 years                    Through October 31, 1998
                                  ------                     -------                    ------------------------
With applicable CDSC        5.69%(5.00% CDSC)           11.48%(2.00% CDSC)               12.04%(1.00% CDSC)(p)
Without CDSC                      10.64%                      11.74%                             12.04%


The Fund's Class C share total returns for the period ended October 31, 1998 were:


                                 Class C Shares
                              Period August 1, 1997
                                  1 year             (commencement of investment operations)
                                                          through October 31, 1998(p)
                                  -----                    ------------------------
With applicable CDSC               9.78%                        12.06%(0.93% CDSC)
Without CDSC                      10.77%                              12.06%


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

(p) Class B and C (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares.


CUSTODIAN

The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report are incorporated into this SAI by reference.






                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                       (Colonial Strategic Balanced Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption

Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                    COLONIAL STRATEGIC BALANCED FUND
                  Statement of Additional Information

                             March 1, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Strategic Balanced Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

     Part 1                                                        Page

     Definitions
     Investment Objective and Policies
     Fundamental Investment Policies
     Other Investment Policies
     Fund Charges and Expenses
     Investment Performance
     Custodian
     Independent Accountants


     Part 2

     Miscellaneous Investment Practices
     Taxes
     Management of the Funds
     Determination of Net Asset Value
     How to Buy Shares
     Special Purchase Programs/Investor Services
     Programs for Reducing or Eliminating Sales Charges
     How to Sell Shares
     Distributions
     How to Exchange Shares
     Suspension of Redemptions
     Shareholder Liability
     Shareholder Meetings
     Performance Measures
     Appendix I
     Appendix II


                                 Part 1
                    Colonial STRATEGIC BALANCED Fund
                  Statement of Additional Information

                             March 1, 1999


DEFINITIONS

      "Trust"         Colonial Trust III

      "Fund"          Colonial Strategic Balanced Fund


      "Advisor"       Colonial Management Associates, Inc., the Fund's
                      investment advisor

      "LFDI"          Liberty Funds Distributor, Inc., the Fund's distributor

      "LFSI" Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:

      Lower Rated Bonds
      Small Companies
      Foreign Securities
      Zero Coupon Securities
      Pay-in-Kind Securities
      Money Market Instruments
      Forward Commitments
      Repurchase Agreements
      Futures Contracts and Related Options
      Foreign Currency Transactions

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental policies, the Fund may:


1. The Fund may borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;


2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;


5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

                                       b

6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables), if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.


Notwithstanding the investment policies of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.


FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.


Recent Fees paid to the Advisor, LFDI and LFSI(dollars in thousands)

                                       Years ended October 31
                                      1998      1997       1996
                                      ----      ----       ----
Management fee                                  $712      $354
Bookkeeping fee                                   45        28
Shareholder  service and  transfer               318       155
agent fee
12b-1 fees:
 Service fee                                     256       126
 Distribution fee (Class A)                      110        57
 Distribution fee (Class B)                      450       207
 Distribution fee (Class C)(a)                    39        30
Fees and expenses  waived or borne               (94)      (95)
by the Advisor


(a) On July 1, 1997 the Fund's Class D shares were redesignated Class C shares.

Brokerage Commissions (dollars in thousands)

                                       Years ended October 31
                                      1998      1997       1996
                                      ----      ----       ----
Total commissions                    $ 81       $ 29      $ 11
Directed transactions                   0        591       269
Commissions on directed transactions    0          1        (b)
Commissions paid to AlphaTrade Inc.    22          0         0


(b) Rounds to less than one.

                                       c

Trustees and Trustees' Fees

For the fiscal year ended October 31, 1998 and the calendar year ended December 31, 1998 the Trustees received the following compensation for serving as Trustees(c):

                                                       Total Compensation From
                                      Aggregate         Trust and Fund Complex
                                  Compensation From      Paid To The Trustees
                                 Fund For The Fiscal    For The Calendar Year
                                      Year Ended         Ended December 31,
Trustee                            October 31, 1998            1998(d)
-------                            ----------------            -------
Robert J. Birnbaum                     $1,335                  $
Tom Bleasdale                           1,407(e)                   (f)
John Carberry(g)                          ---
Lora S. Collins                         1,307
James E. Grinnell                       1,384(h)                   (i)
William D. Ireland, Jr.(j)                559
Richard W. Lowry                        1,318
Salvatore Macera(g)                       ---
William E. Mayer                        1,387
James L. Moody, Jr.                     1,420(k)                   (l)
John J. Neuhauser                       1,418
George L. Shinn(j)                        505
Thomas E. Stitzel(g)                      ---
Robert L. Sullivan                      1,415
Anne-Lee Verville(g)                      ---
Sinclair Weeks, Jr.(j)                    547


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d) At December 31, 1998, the Colonial Funds complex consisted of 47 open-end and 5 closed-end management investment company portfolios.

(e) Includes $689 payable in later years as deferred compensation.

(f) Includes $ payable in later years as deferred compensation.

(g) Elected as Trustee of the Trust on October 30, 1998.

(h) Includes $25 payable in later years as deferred compensation.

(i) Includes $ payable in later years as deferred compensation.

(j) Retired as Trustee of the Trust effective April 24, 1998.

(k) Total compensation of $1,420 will be payable in later years as deferred compensation.

(l) Total compensation of $ for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:

                                 Total Compensation From
                              Liberty Funds For The Calendar
Trustee                      Year Ended December 31, 1998 (m)
-------                      --------------------------------
Robert J. Birnbaum                    $
James E. Grinnell
Richard W. Lowry


(m) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).



                                       d

The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:


                      Aggregate        Total Compensation From LVIT
                         1998         and Investment Companies which
Trustee             Compensation(n)    are Series of LVIT in 1998(o)
-------             ---------------    -----------------------------
Salvatore Macera          $                          $
Thomas E. Stitzel


(n) Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.

(o) Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
    Trust.


Ownership of the Fund


At January 31, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


Sales Marketing Services Inc., P.O. Box 516, Metairie, LA 70004-0516, owned % of the Fund's outstanding Class A shares.


At January 31, 1999, there were Class A, Class B and Class C record holders of the Fund.


Sales Charges (dollars in thousands)


                                                              Class A Shares

                                                          Years ended October 31
                                                       1998        1997        1996
                                                       ----        ----        ----
Aggregate initial sales charges on Fund share sales    $317        $383        $310
Initial sales charges retained by LFDI                  38          40          33
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFDI                   5           0           0


                                                              Class B Shares

                                                           Years ended October 31
                                                       1998        1997        1996
                                                       ----        ----        ----
Aggregate CDSC
  on Fund redemptions retained by LFDI                  $182        $124        $57


                                                              Class C Shares

                                                          Years ended October 31
                                                       1998        1997        1996
                                                       ----        ----        ----
Aggregate  CDSC on Fund  redemptions
 retained by LFDI                                       $2          $4          $1


12b-1 Plan, CDSC and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund's Class A shares pay LFDI monthly a distribution fee at an annual rate of 0.30% of the average daily net assets and Class B and Class C shares pay LFDI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets. LFDI may use


                                       e
the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:


                                                              Year ended October 31, 1998
                                                       Class A Shares      Class B Shares     Class C Shares
       Fees to FSFs                                          $105               $1,600               $34
       Cost of sales material relating to the Fund
         (including printing and mailing expenses)             30                  107                 7
       Allocated travel, entertainment
       and other promotional expenses (including advertising)  33                  117                 8


INVESTMENT PERFORMANCE

The Fund's Class A, Class B and Class C share yields for the month ended October 31, 1998 were:


            Class A Shares                    Class B Shares                  Class C Shares
        Yield     Adjusted Yield         Yield      Adjusted Yield       Yield      Adjusted Yield
        -----     --------------         -----      --------------       -----      --------------





                                       f

The Fund's average annual total returns at October 31, 1998 were:


                                          Class A Shares

                                                         Period September 19, 1994
                                                   (commencement of investment operations)
                                 1 year                    through October 31, 1998
                                 ------                    ------------------------
With sales  charge of 4.75%      4.06%                           13.38%
Without sales charge             9.25%                           14.73%


                                          Class B Shares

                                                         Period September 19, 1994
                                                   (commencement of investment operations)
                                 1 year                    through October 31, 1998
                                 ------                    ------------------------
With applicable CDSC      3.71%(5.00% CDSC)                 13.89% (3.00% CDSC)
Without CDSC              8.71%                             14.21%


                                          Class C Shares

                                                         Period September 19, 1994
                                                   (commencement of investment operations)
                                 1 year                    through October 31, 1998
                                 ------                    ------------------------
With applicable CDSC       7.76%(1.00% CDSC)                     14.22%
Without CDSC               8.76%                                 14.22%


The Fund's Class A, Class B and Class C share distribution rates at October 31, 1998 which are based on the most recent quarter's distributions and the maximum offering price at the end of the quarter, were 2.76%, 2.47% and 2.46%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI, and the financial highlights in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report, are incorporated in this SAI by reference.


                                       g

                               COLONIAL TRUST III

                 Cross Reference Sheet Pursuant to Rule 481 (a)
                        (Colonial Global Utilities Fund)

Item Number of
Form N-1A              Statement of Additional Information Location or Caption

Part B
10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Organization and History; Fund Charges and Expenses;
                       Shareholder Meetings; Shareholder Liability

18.                    How to Buy Shares; Determination of Net Asset Value;
                       Suspension of Redemptions; Special Purchase
                       Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Fund Charges and Expenses; Investment Performance;
                       Performance Measures

22.                    Independent Accountants

                     COLONIAL GLOBAL UTILITIES FUND
                  Statement of Additional Information

                             March 1, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Utilities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1998. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


The Fund is the successor by reorganization to the Liberty Financial Utilities Fund. The reorganization occurred on March 24, 1995. All references to the Fund as of a time prior to such date shall be deemed to refer to the Liberty Financial Utilities Fund.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

     Part 1                                                        Page

     Definitions
     Investment Objective and Policies
     Fundamental Investment Policies
     Other Investment Policies
     Fund Charges and Expenses
     Investment Performance
     Custodian
     Independent Accountants
     Management of the Fund

     Part 2

     Miscellaneous Investment Practices
     Taxes
     Management of the Funds
     Determination of Net Asset Value
     How to Buy Shares
     Special Purchase Programs/Investor Services
     Programs for Reducing or Eliminating Sales Charges
     How to Sell Shares
     Distributions
     How to Exchange Shares
     Suspension of Redemptions
     Shareholder Liability
     Shareholder Meetings
     Performance Measures
     Appendix I
     Appendix II

GU-

                                 Part 1
                     Colonial GLOBAL UTILITIES Fund
                  Statement of Additional Information

                             March 1, 1999


DEFINITIONS

      "Fund"             Colonial Global Utilities Fund

      "Trust"            Colonial Trust III


      "Advisor"          Stein Roe & Farnham Incorporated, the Fund's investment
                         advisor


      "Administrator"    Colonial Management Associates, Inc., the Fund's
                         administrator


      "LFDI"             Liberty Funds Distributor Inc., the Fund's distributor

      "LFSI" Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent




INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes the Fund's investment objectives and investment policies. Part 1 of this SAI contains additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 of this SAI contains additional information about the following securities and investment techniques that are utilized by the Fund:


      Lower Rated Bonds
      Foreign Securities
      Money Market Instruments
      Forward Commitments
      Repurchase Agreements
      Futures Contracts and Related Options
      Foreign Currency Transactions
      Securities Lending
      Zero Coupon Securities
      Pay-In-Kind Securities
      Options on Securities


Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


As fundamental policies, the Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount


                                       b
         borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Purchase any security on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures and options transactions);

3. Underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

4. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;

5. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase
         (a) more than 5% of the value of its assets would be invested in that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

6. Purchase or sell real estate or interests in real estate limited partnerships (other than securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities and to enter into futures and options transactions in accordance with its investment policies); or

7. Invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry
         (excluding obligations of the U.S. government and repurchase agreements collateralized by obligations of the U.S. government), except that the Fund may invest without limit (but may not invest less than 25% of its total assets) in the securities of companies in the public utilities industry and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.


OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote the Fund may:

1. Invest in illiquid securities, including repurchase agreements maturing in more than seven days but excluding securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, if, as a result thereof, more than 15% of the net assets (taken at market value at the time of each investment of the Fund, as the case may be) would be invested in such securities and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

2. Invest in companies for the purpose of exercising control or management except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

3. Invest in the voting securities of a public utility company if, as a result, it would own 5% or more of the outstanding voting securities of more than one public utility company;

4. Make investments in the securities of other investment companies except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment


                                       c
         restrictions as the Fund;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned by the Fund except (a) as may be necessary in connection with borrowings mentioned in (1) above, and (b) they may enter into futures and options transactions; or

6. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may enter into transactions in options, futures and options on futures).


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rates of 0.40%.


Aggregate Fund expenses include the expenses of the Portfolio, which are borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses include (i) a management fee paid to the Advisor at an annual rate of 0.55% of average daily net assets up to $400 million and 0.50% of average daily net assets thereafter, (ii) an annual $7,500 accounting services fee paid to the Administrator, (iii) an annual pricing and bookkeeping fee of $25,000 plus 0.0025% of the Portfolio's average daily net assets in excess of $50 million and reimbursement of the Advisor's out-of-pocket expenses, and (iv) custody, legal and audit fees and other miscellaneous expenses. The Fund's expenses include (i) an administrative fee paid to the Administrator at the annual rate of 0.10% of average daily net assets, (ii) a transfer agency and shareholder services fee paid to CISC at the annual rate of 0.20% of average daily net assets plus CISC's out-of-pocket expenses, (iii) the Rule 12b-1 fees paid to LFDI described below,
(iv) a pricing and bookkeeping fee paid to the Administrator in the amount of $18,000 per year plus 0.0233% of average daily net assets in excess of $50 million and (v) custody, legal and audit fees and other miscellaneous expenses.


Recent Fees paid to the Advisor, Administrator, LFDI and LFSI (dollars in thousands)

                                                 Years ended October 31
                                             1998         1997        1996
                                             ----         ----        ----

Management fee                                            $967      $1,064
Administration fee                                         176         193
Bookkeeping fee                                             47          51
Shareholders services and                                  495         529
transfer agent fee
12b-1 fees(a)
  Service fee (Class A, Class B, Class C)(b)               439         480
  Distribution fee (Class B)                                21           9
  Distribution fee (Class C)(b)                              5           3


(a) Prior to March 1, 1994, no distribution fees had been paid pursuant to the 12b-1 Plan.

(b) On July 1, 1997, Class D shares were redesignated Class C shares.



Brokerage Commissions

The Fund did not pay brokerage commissions for the fiscal years ended October 31, 1996, 1997 and 1998. Total brokerage commissions paid by the Portfolio for the fiscal years ended October 31, 1996, 1997 and 1998 were $255,827, $329,183 and $359,361 respectively.


                                       d

Trustees and Trustees' Fees

For the fiscal year ended October 31, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees of the Fund (c):

                                         Aggregate       Total Compensation From
                                     Compensation From    Trust and Fund Complex
                                      the Fund and the     Paid To The Trustees
                                     Portfolio For The    For The Calendar Year
                                     Fiscal Year Ended     Ended December 31,
Trustee                               October 31, 1998           1998(d)
-------                               ----------------           -------
Robert J. Birnbaum                        $1,465               $
Tom Bleasdale                              1,545(e)                  (f)
John Carberry(g)                            ---
Lora S. Collins                            1,435
James E. Grinnell                          1,519(h)                  (i)
William D. Ireland, Jr.(j)                   629
Richard W. Lowry                           1,446
Salvatore Macera(g)                         ---
William E. Mayer                           1,521
James L. Moody, Jr.                        1,557(k)                  (l)
John J. Neuhauser                          1,554
George L. Shinn(j)                           571
Thomas E. Stitzel(g)                        ---
Robert L. Sullivan                         1,548
Anne-Lee Verville(g)                        ---
Sinclair Weeks, Jr.(j)                       615


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(d) At December 31, 1998, the Colonial Funds complex consisted of 47 open-end and 5 closed-end management investment company portfolios.

(e) Includes $577 payable in later years as deferred compensation.

(f) Includes $    payable in later years as deferred compensation.

(g) Elected as Trustee of the Trust on October 30, 1998.

(h) Includes $28 payable in later years as deferred compensation.

(i) Includes $   payable in later years as deferred compensation.

(j) Retired as Trustee of the Trust effective April 24, 1998.

(k) Total compensation of $1,557 will be payable in later years as deferred compensation.

(l) Total compensation of $      for the calendar year ended December 31, 1998
    will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:

                      Total Compensation From
                       Liberty Funds For The
                        Calendar Year Ended
Trustee                 December 31, 1998(m)
-------                 --------------------
Robert J. Birnbaum
James E. Grinnell
Richard W. Lowry


(m) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) (an intermediate parent of the Advisor).



                                       e

The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:


                      Aggregate         Total Compensation From LVIT
                         1998          and Investment Companies which
Trustee             Compensation(n)     are Series of LVIT in 1998(o)
-------             ---------------     -----------------------------
Salvatore Macera          $                    $
Thomas E. Stitzel


(n) Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.

(o) Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
    Trust.


Ownership of the Fund

The following information is as of January 31, 1999:


The officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. In addition, the Officers and Trustees of the Trust as a group beneficially owned of record Class C shares representing % of the then outstanding shares of the Fund. This holding consisted entirely of shares held by the Advisor of which certain officers of the Trust serve as officers and employees.


Merrill Lynch Pierce Fenner & Smith Inc. for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive, E 3rd Fl, Jacksonville, FL 32246, owned % of the Fund's outstanding Class B shares and % of the Fund's outstanding Class C shares.


Maxine A. Smith & S.M. Ciaramitaro Ttees, Ronald J. Smith Marital Trust u/a 7/9/84, 7115 Carriage Creek Drive, Washington, MI 48094-2808, owned % of the Fund's outstanding Class B shares.


There were Class A, Class B and Class C shareholders of record of the Fund.


Sales Charges (dollars in thousands)


                                             Class A Shares

                                      Fiscal year ended October 31
                                      1998        1997        1996
                                      ----        ----        ----
Aggregate initial sales charges       $116        $103        $137
 on Fund share sales
Initial sales charge retained by       22          $12         20
 LFDI


                                                       Class B Shares

                                      Fiscal year ended October 31
                                      1998        1997        1996
                                      ----        ----        ----
Aggregate contingent deferred
 sales charge (CDSC) on Fund
 redemptions retained by LFDI         $13          $4          $2



                                       f


                                                       Class C Shares

                                      Fiscal year ended October 31
                                      1998        1997        1996
                                      ----        ----        ----
Aggregate CDSC on Fund
 redemptions retained by LFDI          (p)         (p)         (p)


(p) Rounds to less than one.


12b-1 Plan, CDSCs and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Administrator) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a contingent deferred sales charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemption's within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee.


Sales Related Expenses (dollars in thousands) of LFDI relating to the Fund for the fiscal year ended October 31, 1998 were:


                                       g

                                            Class A     Class B      Class C
                                            -------     -------      -------

Fees to FSFs                                 $429         $87          $4
Cost of sales material relating to the Fund
  (including printing and mailing
  expenses)                                   10           5            (q)
Allocated travel, entertainment and
  other promotional expenses
  (including advertising)                     12           6            (q)


(q) Rounds to less than one.


INVESTMENT PERFORMANCE

The Fund's average annual total returns at October 31, 1998 were:



                                                 Class A Shares

                                                            Period October 15, 1991
                                                          (commencement of investment
                                                                  operations)
                           1 year         5 years           through October 31, 1998
                           ------         -------           ------------------------

With sales charge of
  5.75%                    11.30%          8.37%                    10.64%
Without sales charge       18.09%          9.66%                    11.57%


                                                 Class B Shares

                                                         Period ended March 27, 1995
                                                   (commencement of investment operations)
                                 1 year                    through October 31, 1998(r)
                                 ------                    ------------------------

With applicable CDSC      12.12% (5.00% CDSC)                11.13% (3.00% CDSC)
Without CDSC              17.12%                             11.13%


                                                 Class C Shares

                                                          Period ended March 27, 1995
                                                    (commencement of investment operations)
                                 1 year                    through October 31, 1998(r)
                                 ------                    ------------------------

With applicable CDSC      16.20% (1.00% CDSC)                       11.15%
Without CDSC              17.20%                                    11.15%



(r) Class B and C share (newer class of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares.


CUSTODIAN

The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the Fund' s independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements for the three years ended October 31, 1998 incorporated by reference in this SAI have been so incorporated, and the financial highlights for the three years ended October 31, 1998 included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP were the Fund's independent auditors prior to March 24, 1995.


The Fund's financial statements and Report of Independent Accountants appearing on pages through of the October 31, 1998 Annual Report are incorporated into this SAI by reference.



                                       h

MANAGEMENT OF THE FUND


Investment Advisor


Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this Statement of Additional Information. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (See "Fund Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described above under "Fund Charges and Expenses."


The Advisor is an indirect wholly-owned subsidiary of Liberty Financial, which in turn is an indirect subsidiary of Liberty Mutual Insurance Company.


The Advisor is the successor to an investment advisory business that was founded in 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1998, the Advisor managed over $xx billion in net assets: over $xx billion in equities and over $xx billion in fixed-income securities (including $xx billion in municipal securities). The
$xx billion in managed assets included over $xx billion held by open-end mutual funds managed by the Advisor (approximately xx% of the mutual fund assets were held by clients of the Advisor). These mutual funds were owned by over xxxx shareholders. The $xx billion in mutual fund assets included over $xx million in over xxxx IRA accounts. In managing those assets, the Advisor utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately xxxx companies. The Advisor also monitors over xxxx issues via a proprietary credit analysis system. At December 31, 1998, the Advisor employed approximately xx research analysts and xx account managers. The average investment-related experience of these individuals is xx years.


The directors of the Advisor are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of the Advisor's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Advisor. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza , Boston, Massachusetts 02210; that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.


Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

See Part 2 of this SAI, "Management of the Funds" for information about the trustees and officers of the Fund.


Fund Transactions


The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.


With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Advisor may also receive research connection with selling concessions and designations in fixed price offerings in which the Fund participates. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.


As stated above, the Advisor's overriding objective in effecting transactions for the Fund is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Advisor may, in selecting broker dealers to effect transactions for the Fund, and where more than one broker dealer is believed capable of providing the best combination of price and execution with respect to a particular transaction, select a broker dealer in recognition of its sales of shares of the Fund. The Advisor maintains an internal procedure to identify broker dealers which have sold shares of the Fund and the amount of such shares sold by them. Neither the Fund or the Advisor have entered into any agreement with, or made any commitment to, any broker dealer which would bind the Advisor or the Fund to compensate any broker dealer, directly or indirectly, for sales of shares of the Fund. The Advisor does not cause the Fund to pay brokerage commissions higher than those obtainable from other broker dealers in recognition of such sales. With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also


                                       j
consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund.


The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.









                                       k

PART C          OTHER INFORMATION

Item 23.        Exhibits:

(a)(1)            Amendment No. 3 to the Agreement and Declaration of Trust (3)

(a)(2)            Amendment No. 4 to the Agreement and Declaration of Trust (10)

(b)               By-Laws (3)

(c) Form of Specimen of share certificate (incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on March 20, 1996.)

(d)(1)            Form of Management Agreement (TCF) (1)

(d)(2)            Form of Management Agreement (CIHF and CSBF)(2)

(d)(3)            Form of Management Agreement (CGEF) (9)

(d)(4)            Form of Management Agreement (CSVF) (9)

(d)(5)            Form of Management Agreement (TCHSF)(6)

(d)(6)            Form of Management Agreement (CHMIEF)(6)

(d)(7)            Form of Management Agreement (CHCIF)(6)

(d)(8)            Form of Management Agreement (CHEF)(6)

(d)(9)            Form of Management Agreement (CHOTFF)(6)

(d)(10)           Form of Management Agreement (CHSCF)(6)

(d)(11)           Form of Management Agreement (CHREIF)(6)

(e)(1) Form of Distributor's Contract with Liberty Funds Distributor, Inc.(incorporated herein by reference to Exhibit 6.(a) to Post-Effective Amendment No. 49 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214 filed with the Commission on November 20, 1998)

(e)(2)            Form of Selling Agreement with Liberty Funds Distributor, Inc.
                  (incorporated herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 49 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214 filed with the Commission on November 20, 1998)

(e)(3) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(f)               Not Applicable

(g)(1) Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about October 24, 1997)

(g)(2) Amendment 1 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank incorporated herein by reference to
                  Exhibit 8.(a)(2) to Post-Effective Amendment No. 14 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about June 11, 1998)

(g)(3)            Form of Custody Agreement with State Street Bank and Trust
                  Company(6)

(h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc.(incorporated herein by reference to Exhibit 9.
                  (a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

h(2) Amendment No. 11 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement

(h)(3) Amendment No. 17 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement

(h)(4) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996) (TCHSF, CHCF, CHMIFF, CHCIF, CHEF, CHOTFF, CHSCF, CHREIF, TCF,
                   CGEF, CSVF, CIHF, and CSBF)

(h)(5) Form of Amendment to Appendix I of Pricing and Bookkeeping Agreement (TCF, CGEF, CSVF, CIHF, TCHSF, CHCF, CHMIEF, CHCIF, CHEF, CHOTFF, CHSCF, CHREIF and CSBF)

(h)(6) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (CGUF) (3)

(h)(7)            Form of Agreement and Plan of Reorganization (TCF and
                  CSVF) (3)

(h)(8) Form of Administration Agreement with Colonial Management Associates, Inc. (CGUF) (3)

(h)(9) Credit Agreement (incorporated by reference to Exhibit 9.(f) of Post-Effective Amendment No.19 to the Registration Statement of Colonial Trust V, Registration Nos. 33-12109 and 811-5030, filed with the Commission on May 20, 1996)

(h)(10)           Amendment No. 1 to the Credit Agreement (4)

(h)(11)           Amendment No. 2 to the Credit Agreement (4)

(h)(12)           Amendment No. 3 to the Credit Agreement (4)

(h)(13) Form of Amendment No. 4 to the Credit Agreement (incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 102 to the Registration Statement of Colonial Trust III, Registration Nos. 811-881 and 2-15184, filed with the Commission on or about September 17, 1998)

(h)(14)           Agreement and Plan of Reorganization (TCHSF) (7)

(h)(15)           Agreement and Plan of Reorganization (CHSCF) (7)

(h)(16)           Agreement and Plan of Reorganization (CHEF) (7)

(h)(17)           Agreement and Plan of Reorganization (CHMIEF) (7)

(h)(18)           Agreement and Plan of Reorganization (CHOTFF) (7)

(h)(19)           Agreement and Plan of Reorganization (CHCIF) (7)

(h)(20)           Agreement and Plan of Reorganization (CHREIF) (7)

(i)               Opinion and Consent of Counsel (3)

(j)(1)            Consent of Independent Accountants (All funds except Crabbe
                  Huson) (8)

(j)(2)            Consent of Independent Auditors (Hub of CGUF) (8)

(j)(3)            Consent of Independent Auditors (Crabbe Huson Funds) (8)

(k)               Not Applicable

(l)               Not Applicable

(m) Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contracts filed as Exhibit (e)(1) hereto

(n)(1)            Financial Data Schedule (Class A)(TCF) (8)

(n)(2)            Financial Data Schedule (Class B)(TCF) (8)

(n)(3)            Financial Data Schedule (Class C)(TCF) (8)

(n)(4)            Financial Data Schedule (Class Z)(TCF) (8)

(n)(5)            Financial Data Schedule (Class A)(CGEF) (8)

(n)(6)            Financial Data Schedule (Class B)(CGEF) (8)

(n)(7)            Financial Data Schedule (Class C)(CGEF) (8)

(n)(8)            Financial Data Schedule (Class A)(CIHF) (8)

(n)(9)            Financial Data Schedule (Class B)(CIHF) (8)

(n)(10)           Financial Data Schedule (Class C)(CIHF) (8)

(n)(11)           Financial Data Schedule (Class A)(CSBF) (8)

(n)(12)           Financial Data Schedule (Class B)(CSBF) (8)

(n)(13)           Financial Data Schedule (Class C)(CSBF) (8)

(n)(14)           Financial Data Schedule (Class A)(CSVF) (8)

(n)(15)           Financial Data Schedule (Class B)(CSVF) (8)

(n)(16)           Financial Data Schedule (Class C)(CSVF) (8)

(n)(17)           Financial Data Schedule (Class A)(CGUF) (8)

(n)(18)           Financial Data Schedule (Class B)(CGUF) (8)

(n)(19)           Financial Data Schedule (Class C)(CGUF) (8)

(n)(20)           Financial Data Schedule (Hub of CGUF) (8)

(n)(21)           Financial Data Schedule (Class A) (TCHSF) (8)

(n)(22)           Financial Data Schedule (Class A) (CHSCF) (8)

(n)(23)           Financial Data Schedule (Class I) (CHSCF) (8)

(n)(24)           Financial Data Schedule (Class A) (CHEF) (8)

(n)(25)           Financial Data Schedule (Class I) (CHEF) (8)

(n)(26)           Financial Data Schedule (Class A) (CHMIEF) (8)

(n)(27)           Financial Data Schedule (Class I) (CHMIEF) (8)

(n)(28)           Financial Data Schedule (Class A) (CHREIF) (8)

(n)(29)           Financial Data Schedule (Class A) (CHORTFF) (8)

(n)(30)           Financial Data Schedule (Class A) (CHCIF) (8)

(n)(31)           Financial Data Schedule (Class I) (CHCIF) (8)

(n)(32)           Financial Data Schedule (Class A) (CHCF) (8)

(n)(33)           Financial Data Schedule (Class B) (CHCF) (8)

(o)               Plan pursuant to Rule 18f-3(d) under the Investment Company
                  Act of 1940
---------------

A copy of the Power of Attorney for each of Robert J. Birnbaum, Tom Bleasdale, John Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Robert L. Sullivan and Anne-Lee Verville is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement of Colonial Trust VI, Registration Nos. 2-62492 and 811-2865, filed with the Commission on or about November 6, 1998.



      (1) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

      (2) Incorporated by reference to Post-Effective Amendment No. 96 to Form N-1A filed on or about February 28, 1996.

      (3) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

      (4) Incorporated by reference to Post-Effective Amendment No. 99 to Form N-1A filed on or about December 19, 1997.

      (5)          To be filed in a subsequent Amendment.

      (6) Incorporated by reference to Post-Effective Amendment No. 101 to Form N-1A filed on or about July 24, 1998.

      (7) Incorporated by reference to Post-Effective Amendment No. 103 to Form N-1A filed on or about October 19, 1998

      (8)          To be filed by amendment on or before March 1, 1999

      (9) Incorporated by reference to Post-Effective Amendment No. 100 to Form N-1A filed on or about February 27, 1998

      (10) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

Item 24.              Persons Controlled by or under Common Group Control with
                      Registrant

                      None


Item 25.              Indemnification

                      See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 26.        Business and Other Connections of Investment Adviser

                  (only with respect to Colonial Global Utilities Fund, which is the successor by merger to the Liberty Financial Utilities Fund (LFUF), and which invests all of its assets in the LFC Utilities Trust (Portfolio), which is managed by Stein Roe & Farnham Incorporated). The LFUF was a series of the Liberty Financial Trust (LFT).


Stein Roe & Farnham Incorporated (SR&F) is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. SR&F acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to LFC Utilities Trust, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of SR&F.

Certain directors and officers of the SR&F also serve and have during the past two years served in various capacities as
officers, directors, or trustees of SSI and other investment companies managed by SR&F. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA  02210
and LFC Utilities Trust and Liberty Variable Investment Trust, which are located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President         Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

Item 26.              Business and Other Connections of Investment Adviser

                      The following sets forth business and other connections of
                      each   director   and  officer  of   Colonial   Management
                      Associates, Inc. (see next page):

Registrant's investment adviser or administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1997, CASI had three institutional, corporate or other account under management or supervision, the market value of which was approximately $82.9 million. As of the end of its fiscal year, December 31, 1997, Colonial was the investment adviser, sub-adviser and/or administrator to 50 Colonial mutual funds (including funds sub-advised by Colonial, the market value of which investment companies was approximately $17,319.00 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 12/30/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Clerk


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Clerk


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 COGRA, LLC                      V.P.; Gen.
                                                                 Counsel and
                                                                 Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.
 J. Kevin                        Colonial Trust I through VII    CAO; Controller
                                 LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian    V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Pres.; CEO
                                                                 and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; COGRA, LLC                      Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Asst Chairman

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        COGRA, LLC                      Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    COGRA, LLC                      V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.

Johnson, Gordon     V.P.

Knudsen, Gail       V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Bob        V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        COGRA, LLC                      Asst. Clerk
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Schermerhorn, Scott Sr. V.P.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Liberty Funds Services, Inc.    Director
                                 COGRA, LLC                      COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stern, Arthur O.    Exe.V.P.     COGRA, LLC                      Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 26.              Business and Other Connections of Investment Adviser

                      The business and other connections of the officers, directors of the Registrant's investment advisor, Crabbe Huson Group, Inc., are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

Item 27.   Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 28.              Location of Accounts and Records

                       Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodians, The Chase Manhattan Bank (Chase) and State Street Bank (State Street). The address for each person except the Registrant's custodians is One Financial Center, Boston, MA 02111. The address for Chase is 270 Park Avenue, New York, NY 10017-2070. The address for State Street is 225 Franklin Street, Boston, MA 02110.


Item 29.              Management Services

                      See Item 5,  Part B

Item 30.              Undertakings

                         Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust III is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 107 to its Registration Statement under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 31st day of December, 1998.


                               COLONIAL TRUST III



                            By: STEPHEN E. GIBSON
                                --------------------
                                Stephen E. Gibson
                                 President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, LFC Utilities Trust has duly causes this Post-Effective Amendment No. 107 to the Registration Statement of Form N-1A of Colonial Trust III, insofar as it relates to the Colonial Global Utilities Fund, a series of said Trust, to be singed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on this 31st day of December 1998.


                                 LFC UTILITIES TRUST



                               By: STEPHEN E. GIBSON
                                  --------------------
                                   Stephen E. Gibson
                                    President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in their capacities as officers and Trustees of the Registrant and LFC Utilities Trust, the master fund for Colonial Global Utilities Fund, and on the date indicated.

SIGNATURES                              TITLE                 DATE


STEPHEN E. GIBSON                       President (chief       December 31, 1998
--------------------                    executive officer)
Stephen E. Gibson



J. KEVIN CONNAUGHTON                    Controller and Chief   December 31, 1998
---------------------                   Accounting Officer
J. Kevin Connaughton



TIMOTHY J. JACOBY                       Treasurer and Chief    December 31, 1998
--------------------                    Financial Officer
Timothy J. Jacoby

ROBERT J. BIRNBAUM*                           Trustee
Robert J. Birnbaum


TOM BLEASDALE*                                Trustee
Tom Bleasdale


JOHN CARBERRY*                                Trustee
John Carberry


LORA S. COLLINS*                              Trustee
Lora S. Collins


JAMES E. GRINNELL*                            Trustee
James E. Grinnell


RICHARD W. LOWRY*                             Trustee     */s/ WILLIAM J. BALLOU
Richard W. Lowry                                               William J. Ballou
                                                                Attorney-in-fact
                                                               For each Trustee
SALVATORE MACERA*                             Trustee          December 31, 1998
Salvatore Macera


WILLIAM E. MAYER*                             Trustee
William E. Mayer


JAMES L. MOODY, JR. *                         Trustee
James L. Moody, Jr.


JOHN J. NEUHAUSER*                            Trustee
John J. Neuhauser


THOMAS E. STITZEL*                            Trustee
Thomas E. Stitzel


ROBERT L. SULLIVAN*                           Trustee
Robert L. Sullivan


ANNE-LEE VERVILLE*                            Trustee
Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit

(h)(2) Amendment No. 11 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement

(h)(3) Amendment No. 17 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement

(h)(5) Form of Amendment to Appendix I of Pricing and Bookkeeping Agreement (TCF, CGEF, CSVF, CIHF, TCHSF, CHCF, CHMIEF, CHCIF, CHEF, CHOTFF, CHSCF, CHREIF and CSBF)

(o)               Plan pursuant to Rule 18f-3(d) under the Investment Company
                  Act of 1940